As filed with the Securities and Exchange Commission on May 19, 2026
Registration No. 333-283638

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.    [  ]
Post-Effective Amendment No. 5 [X]
(Check appropriate box or boxes.)
-----------------------------------
MEMBERS Life Insurance Company
(Name of Insurance Company)
2000 Heritage Way
Waverly, Iowa 50677
(Address of Insurance Company’s Principal Executive Offices) (Zip Code)
(319) 352-4090
(Insurance Company’s Telephone Number, including Area Code)
Britney Schnathorst, Esq.
MEMBERS Life Insurance Company
2000 Heritage Way
Waverly, Iowa 50677
(319) 352-4090
(Name and Address of Agent for Service)
--------------------------------------------
COPY TO:
Stephen E. Roth, Esq.
Thomas E. Bisset, Esq.
Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, DC  20001
(202) 383-0100
Approximate Date of Proposed Public Offering:  As soon as possible after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
  ☐  Immediately upon filing pursuant to paragraph (b)
  ☐  On May 1, 2026 pursuant to paragraph (b)
  ☒  60 days after filing pursuant to paragraph (a)(1)
  ☐  On (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following box:
  ☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐  New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐  Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐  If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☒  Insurance Company relying on Rule 12h-7 under the Exchange Act
☐  Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)
Title of Securities Being Registered: TruStage® ZoneChoice Advantage Annuity

TruStage® ZoneChoice Advantage Annuity
Issued by:
MEMBERS Life Insurance Company
2000 Heritage Way
Waverly, Iowa 50677
Telephone number: 800-798-5500
Offered Through: CUNA Brokerage Services, Inc.
DATED __________, 2026
This Prospectus describes the TruStage® ZoneChoice Advantage Annuity, an individual or joint owned, single purchase payment deferred index-linked annuity contract issued by MEMBERS Life Insurance
Company.
You may purchase the Contract with a single Purchase Payment of at least $5,000. We do not allow additional Purchase Payments. The Contract is a complex investment and involves risks, including potential loss of principal. Please keep this Prospectus for future reference. This Prospectus describes all material rights and obligations of Owners, including all state variations, and provides important information you should know before investing. You should speak with a financial professional about the
Contract’s features, benefits, risks, and fees, and whether it is appropriate for you based upon your financial situation and objectives.
You may allocate your Contract Value among index-linked Allocation Options (“Risk Control Accounts”)
and a fixed interest rate Allocation Option (“Fixed Account”) for accumulation and long-term investment purposes. The availability of Allocation Options, Contract benefits, and other Contract features described in this Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold. Please refer to Appendix A for more information about investment options and Appendix B for information about state and financial intermediary variations. The Contract also offers a death benefit and standard annuity features, including multiple fixed annuitization options.
We currently offer Allocation Options with Interest Terms of one or six years. Each Allocation Option is available on the Contract Issue Date and at the end of the applicable Interest Term. Before the end of each Interest Term, we will notify you of the available Allocation Options to which you may transfer maturing Contract Value. The Risk Control Accounts available to you and their terms (such as the Interest
Term, Index, and Crediting Strategies) may differ from what was previously available.
We credit interest daily to the Fixed Account based on a fixed annual interest rate that is guaranteed for each one-year Interest Term. The Fixed Interest Rate will never be below 0.05%.
We credit interest to the Risk Control Accounts at the end of each Interest Term based in part on the performance of an external Index by comparing the change in the Index from the first day of the Interest
Term to the last day of the Interest Term (“Index Return”). We currently offer the following reference
Indices: S&P 500 Index, MSCI EAFE Index (effective October 1, 2026), Nasdaq-100 Index® (effective
October 1, 2026), Dimensional US Small Cap Value Systematic Index, and Barclays Risk Balanced Index.
It is possible that you will not earn any interest in, or that we may credit negative interest to, the
Risk Control Accounts.
We currently offer Risk Control Accounts with the following Crediting Strategies: Floor with Participation
Rate and Cap Rate; Buffer with Participation Rate and Cap Rate; Boost with Participation Rate and Cap
Rate; and Buffer with Dual Step Rate. The Floor, Buffer, and Boost may provide protection by limiting the amount of negative interest credited to you from negative Index performance, but the Cap Rate,
Participation Rate, and Dual Step Rate may limit the amount of interest you can earn from positive Index performance. The Floor, Buffer, and Boost do not limit losses from the Surrender Charge, Market
Value Adjustment, Interim Value calculation, proportionate calculations, or taxes.
•The Floor is the maximum amount of negative interest that we will credit you at the end of an
Interest Term. Negative Index performance will reduce your Risk Control Account Value by up to the amount of the Floor you elected. We currently offer eleven Floor options:  0%, -1%, -2%, -3%,
-4%, -5%, -6%, -7%, -8%, -9%, and -10%. There is a risk of loss of principal and previously credited interest of up to the Floor (a maximum loss of 10% with a Floor of -10%) each
Interest Term due to negative Index performance.
•The Buffer provides you limited protection each Interest Term against negative Index performance up to the Buffer, but we will credit you any negative interest that exceeds the Buffer.
We currently offer Risk Control Accounts with a -10% Buffer and a -20% Buffer. There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Buffer (a maximum loss of 90% with a Buffer of -10%, if the
Index declines by 100%) each Interest Term due to negative Index performance.
•The Boost provides you limited protection each Interest Term by increasing any negative Index performance by the amount of the Boost. If the Index Return is zero or positive, the Boost is also the minimum Adjusted Index Return (subject to the Cap Rate). We currently offer Risk Control
Accounts with a 10% Boost and a 20% Boost. There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Boost (a maximum loss of 90% with a 10% Boost, if the Index declines by
100%) each Interest Term due to negative Index performance.
•The Cap Rate is the maximum amount of any positive Index interest that we will credit you at the end of an Interest Term. Positive Index performance will increase your Risk Control Account Value by up to the Cap Rate. With the Cap Rate, you may receive only a portion of any positive
Index performance.
•The Participation Rate is the percentage of any positive Index interest that we will credit you at the end of an Interest Term. For Risk Control Accounts with a Buffer or Floor, the Participation
Rate is applied to any positive Index Return. For Risk Control Accounts with a Boost, the
Participation Rate is applied to any Index Return that is greater than the Boost. With a
Participation Rate that is less than 100%, you may receive only a portion of any positive
Index performance.
•The Dual Step Rate is the Adjusted Index Return that we will credit you when the Index Return is greater than or equal to the applicable Buffer. In other words, if you choose a Buffer of -10%, the
Dual Step Rate will only apply if there is negative Index Return that is -10% or better, or a positive Index Return. We will not credit you interest from positive Index performance that exceeds the Dual Step Rate. With the Dual Step Rate, you may receive only a portion of any positive Index performance.
The Floor, Buffer, and Boost for a Risk Control Account will not change unless the Risk Control Account is discontinued. We set the Cap Rate, Participation Rate, and Dual Step Rate for each Risk Control
Account, and the Fixed Interest Rate for the Fixed Account, at the start of each Interest Term and guarantee them for the duration of the Interest Term. During the life of your Contract, the Fixed
Account and a Risk Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum
100% Participation Rate will always be available. Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
This Contract is not a short-term investment and may not be appropriate if you need ready access to cash. Surrender Charges, Market Value Adjustments, Interim Value calculations, proportionate calculations, income taxes, and additional taxes may result in the loss of your principal and previously credited interest. Withdrawals and Flex Transfers could also have a significant negative impact on your values under the Contract and the amount you receive from any payments.
•If you take a withdrawal or surrender your Contract during the first six Contract Years, you may pay a Surrender Charge of up to 8% of the amount withdrawn that exceeds the Annual Free
Withdrawal Amount.
•If you surrender your Contract or take a withdrawal from any Allocation Option during the first six Contract Years, we will apply a Market Value Adjustment (which may be positive or negative) to the amount that exceeds the Annual Free Withdrawal Amount. A negative Market
Value Adjustment could significantly decrease the amount you receive from a withdrawal or surrender. In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value.
•For Contract Value allocated to a Risk Control Account, if you take a withdrawal, make a Flex
Transfer, surrender your Contract, die, or begin Income Payout Options, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting Base proportionally. The Interim Value calculation may reflect a positive or negative return that increases or decreases the amount remaining in the Risk Control Account.
This could significantly decrease the values under your Contract by more than the withdrawal or transfer amount. In extreme circumstances, losses from the Interim Value calculation could be as high as 100% of your Risk Control Account Value. Only the
Crediting Base remaining in a Risk Control Account after a withdrawal or transfer will be credited interest, positive or negative, at the end of the Interest Term.
•Withdrawals reduce the Purchase Payment, which is used to determine the Death Benefit, by the ratio of the withdrawal (including any Surrender Charge and Market Value Adjustment) to the
Contract Value immediately prior to the withdrawal. As a result, reductions due to withdrawals may be substantially more than the amount withdrawn, could significantly decrease your
Death Benefit and remaining Contract Values, and could terminate the the Contract.
•The Floor, Buffer, and Boost do not limit losses from the Surrender Charge, Market Value
Adjustment, Interim Value calculation, proportionate calculations, or taxes; however, full surrenders from the Fixed Account are subject to the Fixed Account Nonforfeiture Value.
•Withdrawals and surrenders are subject to federal income taxes and may be subject to a 10%
additional tax if taken before age 59½.
•Although the Contract permits systematic withdrawals (including for Required Minimum
Distributions under the Internal Revenue Code), these withdrawals may have an adverse effect on your values under the Contract. If you intend to make ongoing withdrawals, you should consult a financial professional to determine whether the Contract is appropriate for you.
This Contract is a security. It involves investment risk and other risks and may lose value. For additional information on risks associated with the Contract, see “Principal Risks of Investing in the
Contract" on Page 19. The guarantees in this Contract are subject to the Company’s financial strength and claims-paying ability.
Additional information about certain investment products, including index-linked annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at investor.gov/.
The Contract or certain Allocation Options may not be available in all states. This Prospectus does not constitute an offer to sell any Contract and it is not soliciting an offer to buy any
Contract in any state in which the offer or sale is not permitted. We do not authorize anyone to provide any information or representations regarding the offering described in this Prospectus other than the information and representations contained in this Prospectus.
Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. The Contracts are not insured by the Federal Deposit Insurance
Corporation or any other government agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal and previously credited interest.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. Upon cancellation, you will receive a full refund of the amount you paid with your application (less any withdrawals). Some states may permit a longer period for you to return your Contract, or different calculations and requirements for refunded amounts. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
i
TABLE OF CONTENTS

GLOSSARY ...............................................................................................................................................	1
OVERVIEW OF THE CONTRACT .........................................................................................................	4
Purpose ..................................................................................................................................................	4
Purchase and Contract Periods .........................................................................................................	4
Allocation Options ...............................................................................................................................	4
Other Contract Features .....................................................................................................................	11
KEY INFORMATION ................................................................................................................................	12
FEE TABLE ................................................................................................................................................	18
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT ................................................................	19
THE INSURANCE COMPANY AND SEPARATE ACCOUNT ..........................................................	24
MEMBERS Life Insurance Company ................................................................................................	24
The Risk Control Separate Account ..................................................................................................	25
GETTING STARTED - THE ACCUMULATION PERIOD ..................................................................	25
Purchasing a Contract .........................................................................................................................	25
Tax-Free Section 1035 Exchanges ...................................................................................................	26
Owner .....................................................................................................................................................	26
Divorce ...................................................................................................................................................	27
Annuitant ................................................................................................................................................	27
Beneficiary .............................................................................................................................................	27
Right to Examine ..................................................................................................................................	28
ALLOCATING YOUR PURCHASE PAYMENT ...................................................................................	28
Purchase Payment ...............................................................................................................................	28
Allocation Options ................................................................................................................................	28
Reallocating Your Contract Value ......................................................................................................	31
Flex Transfers .......................................................................................................................................	31
FIXED ACCOUNT OPTION .....................................................................................................................	32
Fixed Interest Rate ...............................................................................................................................	32
Fixed Account Nonforfeiture Value ....................................................................................................	32
RISK CONTROL ACCOUNT OPTIONS ...............................................................................................	33
Interest Term and Crediting Interest ..................................................................................................	33
The Indices ............................................................................................................................................	34
Limits On Index Losses and Gains ....................................................................................................	35
Setting the Crediting Strategies .........................................................................................................	37
Risk Control Account Availability and Changes ...............................................................................	37
Index Annual Return Examples ..........................................................................................................	39
CONTRACT VALUE .................................................................................................................................	42
Fixed Account Value ............................................................................................................................	42
Risk Control Account Value ................................................................................................................	42
Interim Value .........................................................................................................................................	49
CHARGES AND ADJUSTMENTS .........................................................................................................	51
Surrender Charge ................................................................................................................................	51
Interim Value ........................................................................................................................................	52
Market Value Adjustment ....................................................................................................................	53
Premium Taxes .....................................................................................................................................	54
Other Information .................................................................................................................................	54
ACCESS TO YOUR MONEY ..................................................................................................................	54
ii

Partial Withdrawals .............................................................................................................................	54
Surrenders .............................................................................................................................................	55
Partial Withdrawal and Surrender Restrictions ................................................................................	56
Right to Defer Payments .....................................................................................................................	56
BENEFITS AVAILABLE UNDER THE CONTRACT ..........................................................................	56
Death Benefit .......................................................................................................................................	57
Death of the Owner during the Accumulation Period. ...................................................................	57
Death of Owner or Annuitant After the Income Payout Date. .......................................................	60
Interest on Death Benefit Proceeds. ................................................................................................	61
Abandoned Property Requirements. ................................................................................................	61
Systematic Withdrawals ......................................................................................................................	61
INCOME PAYMENTS - THE PAYOUT PERIOD .................................................................................	62
Payout Date ..........................................................................................................................................	62
Payout Period .......................................................................................................................................	62
Terms of Income Payments ................................................................................................................	63
Electing an Income Payout Option ...................................................................................................	63
Income Payout Options .......................................................................................................................	63
FEDERAL INCOME TAX MATTERS ....................................................................................................	65
OTHER INFORMATION ...........................................................................................................................	70
Important Information about the Indices ...........................................................................................	70
Distribution of the Contract ................................................................................................................	75
Authority to Change .............................................................................................................................	76
Incontestability ......................................................................................................................................	76
Misstatement of Age or Sex at Birth ..................................................................................................	76
Conformity with Applicable Laws .......................................................................................................	76
Reports to Owners ..............................................................................................................................	76
Householding ........................................................................................................................................	77
Change of Address ..............................................................................................................................	77
Inquiries .................................................................................................................................................	77
Legal Proceedings ..............................................................................................................................	77
FINANCIAL STATEMENTS - (to be updated by amendment) ......................................................	77

APPENDIX A: Allocation Options Available Under the Contract	A-1
APPENDIX B: State and Financial Intermediary Variations	B-1

GLOSSARY

Accumulation Period. The period of time that begins on the Contract Issue Date stated on the Data
Page and ends on the Income Payout Date or the date this Contract is terminated if earlier.
Adjusted Index Return. The Index Return for the current Interest Term adjusted for the Crediting
Strategy. This value is only calculated at the end of the Interest Term.
Administrative Office. MEMBERS Life Insurance Company, 2000 Heritage Way, Waverly, Iowa 50677.
Phone: 1-800-798-5500.
Age. Age as of last birthday.
Allocation Options. All available options under the Contract for allocating your Purchase Payment and
Contract Value.
Annual Free Withdrawal Amount. The amount that can be withdrawn each Contract Year during the first six Contract Years without incurring a Surrender Charge or Market Value Adjustment. The Annual Free
Withdrawal Amount is equal to 10% of the Contract Value determined at the beginning of each Contract
Year.
Annuitant (Joint Annuitant). The person(s) whose life (or lives) determines the income payment amount payable under the Contract. If the Owner is a non-natural person, the Annuitant(s) is also the person(s)
whose death determines the Death Benefit.
Authorized Request. A signed and dated request that is in Good Order. Without limitation, any of the following requests must be signed by all Owners and any assignee: transfer value, change a party to the
Contract, change the Income Payout Date, or make a partial withdrawal or full surrender of the Contract.
An Authorized Request may also include a phone, fax, or electronic request for specific transactions.
Beneficiary (Beneficiaries). The person(s) or entity(ies) who will receive the Death Benefit proceeds due to the Owner’s death, or in the case of a non-natural Owner, upon the death of the Annuitant.
Boost. The percentage added to an Index Return that is less than zero to determine the Adjusted Index
Return. It is also the minimum Adjusted Index Return when the Index Return is greater than or equal to zero.
Buffer. The maximum amount of negative interest assumed by the Company for an Interest Term, and any additional negative interest will be credited to the Risk Control Account.
Business Day. Any day that the New York Stock Exchange is open for trading. Once your Contract is issued, all requests for transactions that are received at our Administrative Office in Good Order on any
Business Day prior to market close, generally 4:00 P.M. Eastern Time, will be processed as of the end of that Business Day.
Cap Rate. The maximum amount of interest the Company will credit to the Risk Control Account for an
Interest Term. If the Cap Rate is uncapped, the Cap Rate is not applied to the Crediting Strategy.
Company. MEMBERS Life Insurance Company; also referred to as “we”, “our” and “us”.
Contract. The TruStage® ZoneChoice Advantage Annuity, an individual or joint owned, single purchase payment deferred index-linked annuity contract issued by MEMBERS Life Insurance Company.
Contract Anniversary. The same day and month as the Contract Issue Date for each year the Contract remains in force.
Contract Issue Date. The day your Contract is issued. This date will be used to determine Contract
Years and Contract Anniversaries.
Contract Value. The total value of your Contract during the Accumulation Period. All values are calculated as of the end of a Business Day.

Contract Year. Any twelve-month period beginning on the Contract Issue Date or Contract Anniversary and ending one day before the next Contract Anniversary.
Crediting Base. The amount used to calculate the Risk Control Account Value. It is equal to the amount allocated to a Risk Control Account at the start of the Interest Term, reduced proportionally for any withdrawals, Flex Transfers, or Contract Value applied to an Income Payout Option.
Crediting Strategy. The method by which interest is calculated for an Allocation Option during the
Interest Term.
Data Page. Pages attached to your Contract that describe certain terms applicable to your specific
Contract.
Death Benefit. The amount the Beneficiary is entitled to upon the death of an Owner who is a natural person or the death of an Annuitant if the Owner is a non-natural person.
Dual Step Rate. The percentage that equals the Adjusted Index Return when the Index Return is greater than or equal to the applicable Buffer for the Crediting Strategy.
Fixed Account. An Allocation Option that is part of our General Account to which we credit a fixed annual rate of interest referred to as the Fixed Interest Rate.
Fixed Account Nonforfeiture Value. The value used to determine the Fixed Account minimum values. It applies to the Surrender Value, the entire Contract Value applied to an Income Payout Option, and Death
Benefit proceeds upon the death of an Owner during the Accumulation Period.
Fixed Interest Rate. The effective annual rate of interest credited to the Fixed Account. The Fixed
Interest Rate will never be less than 0.05%.
Flex Transfer. The voluntary transfer of some or all of the value in any Risk Control Account to the Fixed
Account prior to the end of the Interest Term.
Floor. The maximum amount of negative interest for an Interest Term used to determine the Adjusted
Index Return that may be credited to the Risk Control Account for an Interest Term.
General Account. All of the Company’s assets other than the assets in its separate accounts.
Good Order. A request or transaction generally is considered in “Good Order” if we receive it at our
Administrative Office within the time limits, if any, prescribed in this Prospectus for a particular transaction or instruction, it includes all information and supporting legal documentation necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good Order. This information and documentation necessary for a transaction or instruction generally includes, to the extent applicable: the completed application or instruction form; your contract number; the transaction amount (in dollars or percentage terms); the signatures of all Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any consents. With respect to the Purchase
Payment, Good Order also generally includes receipt by us of sufficient funds to affect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial professional before submitting the form or request.
Income Payout Date. The date the first income payment is paid from the Contract to the Owner.
Income Payout Option. The choices available under the Contract for payout of your Contract Value.
Index, Indices. The reference index (or indices) that is a benchmark designed to track the performance of a portfolio of securities and is used to determine the Index Return, Adjusted Index Return, and Interim
Value for a Crediting Strategy.
Index Return. The percentage change in the reference Index from the beginning of the Interest Term to the end of the Interest Term.

Index Value. The closing value for the reference Index as of the end of a Business Day.
Interest Term. The period for which interest is calculated for an Allocation Option. The Interest Term may vary by Allocation Option. Interest Terms will start and end on a Contract Anniversary, unless otherwise specified.
Interim Value. The value for a Risk Control Account on any day other than the first and last Business Day of an Interest Term.
Internal Revenue Code (IRC). The Internal Revenue Code of 1986, as amended.
Market Value Adjustment. An adjustment (increase or decrease) that may be applied to a full surrender or partial withdrawal during the first six Contract Years. The Market Value Adjustment does not apply to transfers (including Flex Transfers) or to the Annual Free Withdrawal Amount.
Non-Qualified Contract. An annuity contract that is independent of any formal retirement or pension plan.
Owner (Joint Owner). The person(s) or entity who own(s) the Contract and has (have) all rights under the Contract. Unless owned by a non-natural person, the Owner is also the person(s) whose death determines the Death Benefit. The Owner is also referred to as “you” or “your”.
Participation Rate. The percentage that may be applied to an Index Return to determine the Adjusted
Index Return. For any Risk Control Account with a Buffer or Floor, the percentage is applied to an Index
Return that is greater than zero. For any Risk Control Account with a Boost, the percentage is applied to an Index Return that is greater than the Boost.
Payout Period. The period of time that begins on the Income Payout Date and continues until we make the last payment as provided by the Income Payout Option chosen.
Purchase Payment. The amount paid to us, by or on behalf of an Owner, that is used to establish the annuity on the Contract Issue Date. We do not allow any additional Purchase Payments.
Qualified Contract. An annuity that is part of an individual retirement plan, pension plan or employer-
sponsored retirement program that is qualified for special treatment under the Internal Revenue Code.
Required Minimum Distributions (RMDs). The required minimum distribution defined by section
401(a)(9) of the IRC for the Contract and as determined by us. RMDs only apply to Qualified Contracts.
Risk Control Account. An Allocation Option to which we credit interest based in part on the performance of an Index, subject to the Crediting Strategy.
Risk Control Account Value. The portion of the Contract Value in a Risk Control Account.
SEC. The U.S. Securities and Exchange Commission.
Spouse. The person to whom you are legally married. The term Spouse includes the person with whom you have entered into a legally-sanctioned marriage that grants you the rights, responsibilities, and obligations married couples have in accordance with applicable state laws. Individuals who do not meet the definition of Spouse may have adverse tax consequences when exercising provisions under this
Contract and any attached endorsements or riders. Additionally, individuals in other arrangements that are not recognized as marriage under the relevant state law will not be treated as married or as Spouses as defined in this Contract for federal tax purposes. Consult with a tax advisor for more information on this subject and before exercising benefits under the contract and any attached endorsements or riders.
Surrender Charge. The charge associated with surrendering either some or all of the Contract Value.
Surrender Value. The amount you are entitled to receive if you elect to surrender this Contract during the
Accumulation Period.
Valuation Period. The period beginning at the close of one Business Day and continuing to the close of the next succeeding Business Day.

OVERVIEW OF THE CONTRACT

The following is a summary of the key features of the Contract. This summary does not include all the information you should consider before purchasing a Contract. You should carefully read the entire
Prospectus, which contains more detailed information concerning the Contract and the Company, before making an investment decision.
You should speak with a financial professional about the Contract’s features, benefits, risks, and fees, and whether it is appropriate for you based upon your financial situation and objectives. The Company is not an investment adviser and does not provide any investment advice to you in connection with the Contract.
The availability of Allocation Options, Contract benefits, and other Contract features described in this
Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold.
See Appendix B.
Purpose
The Contract is an individual or joint owned, single purchase payment deferred index-linked annuity contract. It can help you save for retirement by allowing your Contract Value to earn interest from the Risk
Control Accounts and/or Fixed Account on a tax-deferred basis and by providing the opportunity for lifetime payments. You generally will not pay taxes on your earnings (your Contract Value minus the portion of your Purchase Payment not previously withdrawn) until you withdraw them.
The Contract is designed for long-term investors and is not intended for someone who needs ready access to cash.
Purchase and Contract Periods
You may purchase the Contract with a single Purchase Payment of at least $5,000. You may not make additional Purchase Payments.
There are two periods to your Contract: an Accumulation Period and a Payout Period.
Accumulation Period. The Accumulation Period begins on the Contract Issue Date and continues until the Income Payout Date or the date the Contract is terminated if earlier. During the Accumulation Period, you allocate your Contract Value to the Risk Control Accounts and the Fixed Account. Additional
information about each Allocation Option is provided in Appendix A.
Payout Period. The Payout Period begins on the Income Payout Date and continues until we make the last payment as provided by the Income Payout Option chosen. On the first day of the Payout Period, the
Contract Value (calculated using the Interim Value calculation if the Payout Date is before the end of an
Interest Term for a Risk Control Account, and subject to the Fixed Account Nonforfeiture Value, if applicable) will be applied to the Income Payout Option you selected. You cannot change the Annuitant or
Owner on or after the Income Payout Date for any reason. When the Payout Period begins, you will no longer be able to make withdrawals. The Death Benefit terminates when the Contract is applied to an
Income Payout Option. See "Income Payments - The Payout Period" for more details.
Allocation Options
You must specify the percentage of your Purchase Payment to be allocated to each Allocation Option on the Contract Issue Date. Your Purchase Payment and Contract Value will be allocated according to your allocation instructions on file with us. See "Allocating Your Purchase Payment" for more details. The current Allocation Options under the Contract are shown in the table below. The availability of Allocation

Options may vary by state and depending on the broker-dealer through which the Contract is sold. See
Appendix B.

ALLOCATION OPTIONS
Risk Control Account Crediting Strategy: Floor with Participation Rate and Cap Rate
Index	Interest Term	Crediting Strategy	Minimum Guarantee
S&P 500 Index	1-Year	Floor: 0% to -10% in 1% increments Cap Rate and Participation Rate	Cap Rate: 1% Participation Rate: 100%
MSCI EAFE Index*	1-Year	Floor: 0% to -10% in 1% increments Cap Rate and Participation Rate	Cap Rate: 1% Participation Rate: 100%
Nasdaq-100 Index®*	1-Year	Floor: 0% to -10% in 1% increments Cap Rate and Participation Rate	Cap Rate: 1% Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	1-Year	Floor: 0% to -10% in 1% increments Cap Rate and Participation Rate	Cap Rate: 1% Participation Rate: 100%
Barclays Risk Balanced Index	1-Year	Floor: 0% to -10% in 1% increments Cap Rate and Participation Rate	Cap Rate: 1% Participation Rate: 100%
S&P 500 Index	6-Year	Floor: 0% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 10%**
MSCI EAFE Index*	6-Year	Floor: 0% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 10%**
Nasdaq-100 Index®*	6-Year	Floor: 0% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 10%**
Dimensional US Small Cap Value Systematic Index	6-Year	Floor: 0% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 10%**
Barclays Risk Balanced Index	6-Year	Floor: 0% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 10%**
Risk Control Account Crediting Strategy: Buffer with Participation Rate and Cap Rate
Index	Interest Term	Crediting Strategy	Minimum Guarantee
S&P 500 Index	1-Year	Buffer: -10% and -20% Cap Rate and Participation Rate	Cap Rate: 1% Participation Rate: 100%
MSCI EAFE Index*	1-Year	Buffer: -10% and -20% Cap Rate and Participation Rate	Cap Rate: 1% Participation Rate: 100%
Nasdaq-100 Index®*	1-Year	Buffer: -10% and -20% Cap Rate and Participation Rate	Cap Rate: 1% Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	1-Year	Buffer: -10% and -20% Cap Rate and Participation Rate	Cap Rate: 1% Participation Rate: 100%
S&P 500 Index	6-Year	Buffer: -10% and -20% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 100%
MSCI EAFE Index*	6-Year	Buffer: -10% and -20% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 100%
Nasdaq-100 Index®*	6-Year	Buffer: -10% and -20% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	6-Year	Buffer: -10% and -20% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 100%
Risk Control Account Crediting Strategy: Boost with Participation Rate and Cap Rate
Index	Interest Term	Crediting Strategy	Minimum Guarantee

S&P 500 Index	6-Year	Boost: 10% and 20% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 100%
MSCI EAFE Index*	6-Year	Boost: 10% and 20% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 100%
Nasdaq-100 Index®*	6-Year	Boost: 10% and 20% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	6-Year	Boost: 10% and 20% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 100%
Risk Control Account Crediting Strategy: Buffer with Dual Step Rate
Index	Interest Term	Crediting Strategy	Minimum Guarantee
S&P 500 Index	6-Year	Buffer: -10% and -20% Dual Step Rate	Dual Step Rate: 10%
Fixed Interest Option
Account	Interest Term	Crediting Strategy	Minimum Guarantee
Fixed Account	1-Year	Fixed Interest Rate	Minimum Rate: 0.05%
*      Available beginning October 1, 2026.
** For Contracts issued on or before May 1, 2026, the minimum Participation Rate for this Risk Control
Account is 100%.
The Floor, Buffer, and Boost for a Risk Control Account will not change unless the Risk Control Account is discontinued. We set the Cap Rate, Participation Rate, and Dual Step Rate for each Risk Control
Account, and the Fixed Interest Rate for the Fixed Account, at the start of each Interest Term and guarantee them for the duration of the Interest Term. During the life of your Contract, the Fixed
Account and a Risk Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum
100% Participation Rate will always be available. Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value. Discontinued Risk Control
Accounts are listed in a separate table in Appendix A.
We may not always make available Risk Control Accounts with Buffers or Boosts. However, if we offer one or more Risk Control Accounts with Buffers, an option with a Buffer of -10% or more will be available.
If we offer one or more Risk Control Accounts with Boosts, an option with a Boost of 10% or more will be available. To the extent we make available other Risk Control Accounts with Cap Rates, Participation
Rates, or Dual Step Rates, we will apply the following minimum guarantees:
•The Cap Rate for Risk Control Accounts with one-year Interest Terms will be at least 1%.
•The Cap Rate for Risk Control Accounts with six-year Interest Terms will be at least 10%.
•The Dual Step Rate for six-year Interest Terms will be at least 10%.
•For Contracts issued on or before May 1, 2026, the Participation Rate will be at least 100%.
•For Contracts issued after May 1, 2026, the Participation Rate will be at least 10%.
Interest Terms and Reallocations. Each Allocation Option is available on the Contract Issue Date and at the end of the Interest Term. For example, after the Contract Issue Date, an Allocation Option with a one-
year Interest Term is available every Contract Anniversary, whereas an Allocation Option with a six-year
Interest Term is available every sixth Contract Anniversary. This means that the six-year Interest Term will not be available for you to allocate Contract Value to on every Contract Anniversary. If we add an
Allocation Option, you will not be able to allocate your Contract Value to the new Allocation Option until the start of the next available Interest Term for that Allocation Option. Additionally, the six-year Interest
Term is unavailable as a reallocation option if the Income Payout Date is less than six years from the start of the Interest Term or if the length of time until a termination date required by federal regulation is less than six years from the start of the Interest Term. If you have allocated Contract Value to an Allocation
Option that becomes unavailable to you for reallocation, your Contract Value will be applied to a different
Allocation Option at the end of the Interest Term as described below.
At least two weeks before the end of an Interest Term, we will notify you of the available Allocation
Options to which you may transfer maturing Contract Value. The Risk Control Accounts available to you and their terms (such as the Interest Term, Index, and Crediting Strategies) may differ from what was previously available. If we do not receive transfer instructions by Authorized Request at least one
Business Day before the end of the current Interest Term, we will apply the value of the maturing Contract
Value to a new Interest Term of the same Allocation Option. If the same Risk Control Account is not available, we will apply the value to the Fixed Account.
New transfer instructions by Authorized Request will supersede any prior transfer instructions for a given
Allocation Option. Except for Flex Transfers, transfers are not permitted during an Interest Term. For example, you may not transfer values from the Fixed Account to any Risk Control Account or transfer values among Risk Control Accounts during an Interest Term.
You should understand the difference between the 6-year Interest Term and the 1-year Interest Term. For the 6-year Interest Term, interest is not calculated or credited until the end of the Interest Term; therefore, the Crediting Strategy factors (i.e., Buffer, Boost, Cap Rate, Participation Rate, and Dual Step Rate) only apply at the end of the Interest Term and not annually. As described below, the application of Interim
Value Calculations on withdrawals and transfers from a Risk Control Account before the end of the Interest Term could significantly reduce the values under the Contract and the amount you receive from any payments. Moreover, only the Crediting Base remaining in a Risk Control
Account after a withdrawal or transfer will be credited interest, positive or negative, at the end of the Interest Term.
Fixed Account. The portion of your Contract Value allocated to the Fixed Account is credited interest daily based on the Fixed Interest Rate. The Fixed Interest Rate will never be less than 0.05%. The initial
Fixed Interest Rate is available in advance of the Contract Issue Date and will be provided by your financial professional or by calling the Company at 1-800-798-5500. The Fixed Interest Rate for the initial
Interest Term is shown on your Contract Data Page. We will notify you of Fixed Interest Rates for each subsequent Interest Term at least two weeks before the end of the current Interest Term, or you can contact your financial professional or the Company at 1-800-798-5500 to obtain current rates.
Risk Control Accounts. The portion of your Contract Value allocated to a Risk Control Account is credited with interest, if any, based in part on the investment performance of an external Index over the
Interest Term, subject to the Crediting Strategy unique to each Risk Control Account (shown in the table above). For each Risk Control Account, the Index Return, which can be positive or negative, is calculated by comparing the change in the Index from the first day of the Interest Term to the last day of the Interest
Term.
The Indices can go up or down based on the prices of the securities that comprise the reference
Index. Except for the Barclays Risk Balanced, each Index associated with the Risk Control
Accounts is a "price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and cause the Index to underperform a direct investment in the underlying securities. The Barclays
Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted. Because the Index Return is calculated and applied at a single point in time, you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Interest Term. It is possible that you will not earn any interest in a Risk Control Account or that we may credit negative interest to the Risk Control Accounts. You could lose a significant amount of money if the Index declines in value.
Each Risk Control Account has a Crediting Strategy that provides a level of downside protection:  Floor,
Buffer, or Boost. The Floor, Buffer, and Boost may provide protection by limiting the amount of negative interest credited to you from negative Index performance. The Floor, Buffer, and Boost do not limit losses from the Surrender Charge, Market Value Adjustment, Interim Value calculation, proportionate calculations, or taxes.
•The Floor is the maximum amount of negative interest that we will credit you at the end of an
Interest Term. Negative Index performance will reduce your Risk Control Account Value by up to the amount of the Floor you elected. For example, if you elect a Floor of 0%, a negative Index
Return will not reduce your Risk Control Account Value. If you elect a Floor of -10%, negative
Index performance could reduce your Risk Control Value by up to 10% each Interest Term. We currently offer eleven Floor options:  0%, -1%, -2%, -3%, -4%, -5%, -6%, -7%, -8%, -9%, and
-10%. There is a risk of loss of principal and previously credited interest of up to the Floor
(a maximum loss of 10% with a Floor of -10%) each Interest Term due to negative Index performance.
•The Buffer provides you limited protection each Interest Term against negative Index performance up to the Buffer, but we will credit you any negative interest that exceeds the Buffer.
For example, if you choose a -10% Buffer and the Index Return is -5%, your Risk Control Account value will not increase or decrease, because the negative Index performance does not exceed the Buffer. However, if you choose a -10% Buffer and the Index Return is -15%, your Risk Control
Account Value will decrease by 5%, which is the amount of negative interest that exceeds the
Buffer. We currently offer Risk Control Accounts with a -10% Buffer and a -20% Buffer. There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Buffer (a maximum loss of 90% with a Buffer of -10%, if the Index declines by 100%) each Interest Term due to negative Index performance.
•The Boost provides you limited protection each Interest Term by increasing any negative Index performance by the amount of the Boost. If the Index Return is zero or positive, the Boost is also the minimum Adjusted Index Return (subject to the Cap Rate). For example, if you choose a 10%
Boost and the Index Return is -5%, your Risk Control Account value will increase by 5% (the -5%
Index Return plus the 10% Boost). If you choose a 10% Boost and the Index Return is -15%, your
Risk Control Account Value will decrease by 5%, (the -15% Index Return plus the 10% Boost).
We currently offer Risk Control Accounts with a 10% Boost and a 20% Boost. There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Boost (a maximum loss of 90% with a 10% Boost, if the
Index declines by 100%) each Interest Term due to negative Index performance.
Each Risk Control Account also has one or more Crediting Strategies for crediting Index Interest: the Cap
Rate, Participation Rate, and Dual Step Rate. The Cap Rate, Participation Rate, and Dual Step Rate may
limit the amount of interest you can earn from positive Index performance.
•The Cap Rate is the maximum amount of any positive Index interest that we will credit you at the end of an Interest Term. Positive Index performance will increase your Risk Control Account Value by up to the Cap Rate. For example, if the Index Return is 15% and the Cap Rate is 10%, we
would credit you 10%. Generally, the Cap Rate varies according to the level of risk you accept in choosing a Floor, Buffer, or Boost. For example, the Cap Rate would be higher for the -10% Floor
(allowing potentially greater increases and decreases) and lower for the 0% Floor (limiting the amount of potential increases and decreases). Similarly, the Cap Rate will also be higher for a
-10% Buffer or 10% Boost than for a -20% Buffer or 20% Boost. Generally, the Cap Rate will also be higher for a six-year Interest Term than a one-year Interest Term. With the Cap Rate, you may receive only a portion of any positive Index performance.
•The Participation Rate is the percentage of any positive Index interest that we will credit you at the end of an Interest Term. For Risk Control Accounts with a Buffer or Floor, the Participation
Rate is applied to any positive Index Return. For example, if the Index Return is 15% and the
Participation Rate is 110%, we would credit you 16.5% (110% of 15%). For Risk Control Accounts with a Boost, the Participation Rate is applied to any Index Return that is greater than the Boost.
For example, if the Boost is 10%, the Index Return is 15%, and the Participation Rate is 110%,
we would credit you 15.75% (the 10% Boost plus 110% of 5%, the Index Return that is greater than the Boost). With a Participation Rate that is less than 100%, you may receive only a portion of any positive Index performance.
•The Dual Step Rate is the Adjusted Index Return that we will credit you when the Index Return is greater than or equal to the applicable Buffer. In other words, if you choose a Buffer of -10%, the
Dual Step Rate will only apply if there is negative Index Return that is -10% or better, or a positive Index Return. We will not credit you interest from positive Index performance that exceeds the Dual Step Rate. For example, if the Buffer is -10% and the Index Return is -5%
(which is greater than the Buffer), and the Dual Step Rate is 50%, we would credit you with the
Dual Step Rate of 50%. Similarly, if the Buffer is -10% and there is a positive Index Return of
60%, and the Dual Step Rate is 50%, we would credit you with the Dual Step Rate of 50%.
However, if the Buffer is -10% and the Index Return is -15% (which is less than the Buffer), the
Dual Step Rate would not apply, and we would credit you with -5% (the -15% Index Return minus the -5% Buffer). With the Dual Step Rate, you may receive only a portion of any positive
Index performance.
Changes to Rates. The Floor, Buffer, and Boost for a Risk Control Account will not change unless the
Risk Control Account is discontinued. We set the Cap Rate, Participation Rate, and Dual Step Rate for
each Risk Control Account, and the Fixed Interest Rate for the Fixed Account, at the start of each Interest
Term and guarantee them for the duration of the Interest Term. The initial rates are available at least two weeks in advance of the Contract Issue Date and will be provided by your financial professional or by calling the Company at 1-800-798-5500. We will notify you of any new rates at least two weeks before the end of the current Interest Term. Information about the current Cap Rates, Participation Rates, and Dual
Step Rates can be located at: https://www.trustage.com/zonechoice-advantage-annuity-rates.
Other Changes to Risk Control Account Options. We may offer additional Risk Control Accounts at our discretion, which includes offering an additional Index, Crediting Strategy, or Interest Term. If we add a
Risk Control Account, you will not be able to allocate your Contract Value to the new Risk Control Account until the start of the next available Interest Term for that Risk Control Account. We may also change or discontinue a Risk Control Account or Index at our discretion effective as of the end of an Interest Term, or under certain circumstances, before the end of an Interest Term. An Index or Risk Control Account
change may negatively affect interest credited and your resulting Contract Value, as well as how you want to allocate Contract Value between available Allocation Options.
Withdrawal Options, Transfers, and Adjustments
This Contract may not be appropriate for you if you intend to take partial withdrawals (including systematic withdrawals and Required Minimum Distributions) or surrender the Contract. However, the Contract does offer the following liquidity features during the Accumulation Period. See "Access to
Your Money" for more details.
•Annual Free Withdrawal Amount - During the first six Contract Years, you may withdraw up to the
Annual Free Withdrawal Amount each Contract Year without incurring a Surrender Charge or
Market Value Adjustment. The Annual Free Withdrawal Amount is equal to 10% of the Contract

Value determined at the beginning of each Contract Year. Any unused Annual Free Withdrawal
Amount will not carry over to any subsequent Contract Year. The Annual Free Withdrawal Amount is subject to Interim Value calculations and proportionate adjustments.
•Systematic Withdrawals - You may elect to receive payments, monthly, quarterly, semi-annually, or annually, subject to the $100 minimum partial withdrawal amount and minimum Surrender
Value. Surrender Charges, the Interim Value calculation, and a Market Value Adjustment may apply. Although the Contract permits systematic withdrawals (including for Required Minimum
Distributions under the Internal Revenue Code), these withdrawals may have an adverse effect on your values under the Contract. If you intend to make ongoing withdrawals, you should consult a financial professional to determine whether the Contract is appropriate for you.
•Partial Withdrawals - You may make partial withdrawals during the Accumulation Period by
Authorized Request. Any applicable Surrender Charge, Market Value Adjustment, Interim Value
calculation, and proportionate calculations will affect the amount available for a partial withdrawal.
A partial withdrawal may reduce your Death Benefit and the Crediting Base by more than the amount of the partial withdrawal. Additionally, only the Crediting Base remaining in the Risk
Control Account after a withdrawal will be credited interest, positive or negative, at the end of the
Interest Term.
•Full Surrender - You may surrender your Contract during the Accumulation Period by Authorized
Request. Upon full surrender, a Surrender Charge and Market Value Adjustment may apply, and the Interim Value calculation may reflect a negative return.
For Contract Value allocated to a Risk Control Account, if you take a withdrawal, make a Flex Transfer, surrender your Contract, die, or begin Income Payout Options, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting Base proportionally. The Interim Value calculation may reflect a positive or negative return that increases or decreases the amount remaining in the Risk Control Account, which could result in the loss of your principal and previously credited interest. Withdrawals and surrenders during the first six Contract Years may be subject to the Market Value Adjustment and a Surrender Charge. The Market Value Adjustment
may be positive or negative and could result in the loss of principal and previously credited interest and may significantly decrease the amount you receive upon surrender or partial withdrawal. Withdrawals and surrenders are subject to federal income taxes and may be subject to a 10% additional tax if taken before the Owner is age 59½. It is possible in extreme circumstances to lose up to 100% of your principal and previously credited interest due to the Surrender Charge, Interim Value calculation, Market
Value Adjustment, proportionate calculations, and taxes. The Floor, Buffer, and Boost do not limit such losses; however, full surrenders from the Fixed Account are subject to the Fixed Account
Nonforfeiture Value.
During an Interest Term, you may make an Authorized Request for a Flex Transfer of some or all of the
Risk Control Account Value from any Risk Control Account to the Fixed Account. The amount transferred is based on the Interim Value (which may reflect a positive or negative return) and will reduce the
Crediting Base of the Risk Control Account proportionally. If you make a Flex Transfer when the Interim
Value reflects a negative return, you may transfer at a loss, which means your remaining Crediting Base will be reduced by more than the transferred amount, and that reduction could be substantial. Additionally, only the Crediting Base remaining in the Risk Control Account after the Flex Transfer will be credited interest, positive or negative, at the end of the Interest Term. The decision to make a Flex Transfer could therefore significantly negatively impact your Risk Control Account Value, which impacts other values under the Contract and the amount you receive from any payments.

Other Contract Features
Death Benefit. The Death Benefit during the Accumulation Period is equal to the greater of Contract
Value (including any applicable Interim Value calculation) or the Purchase Payment adjusted for withdrawals as of the date the Death Benefit is payable. We calculate withdrawals on a proportionate basis when determining the Death Benefit, which could significantly reduce the Death Benefit, perhaps by substantially more than the amount of the withdrawal. We do not apply a Surrender Charge or Market
Value Adjustment in determining the Death Benefit.
Income Payout Options. You have several income options to choose from during the Payout Period.
Right to Examine. You may cancel your Contract and return it to your financial professional or to us within 10 days after you receive the Contract (30 days if it is a replacement contract) to receive a refund of the Purchase Payment you paid, less any withdrawals. Some states may permit a longer period for you to return your Contract, or different calculations and requirements for refunded amounts. (See “Getting
Started - the Accumulation Period - Right to Examine” on page 28).
Please call your financial professional or the Company at 1-800-798-5500 if you have questions about how your Contract works.

KEY INFORMATION

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE TRUSTAGE® ZONECHOICE ADVANTAGE ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or take a withdrawal during the first six Contract Years, you may pay a Surrender Charge of up to
8% of the amount withdrawn that exceeds the Annual Free
Withdrawal Amount. For example, if you were to surrender your
Contract during the first Contract Year, you could pay a surrender charge of up to $7,200 on a $100,000 investment. Your loss will be greater if there is a negative Market Value Adjustment, negative
Interim Value adjustment, income taxes, or an additional tax.
If you surrender your Contract or take a withdrawal from any
Allocation Option during the first six Contract Years, we will apply a
Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal
Amount. A negative Market Value Adjustment could significantly decrease the amount you receive from a withdrawal or surrender.
In extreme circumstances, losses from the Market Value
Adjustment could be as high as 90% of your Contract Value
($90,000 of a $100,000 investment).
For Contract Value allocated to a Risk Control Account, If you surrender your Contract or take a withdrawal, make a Flex
Transfer, surrender your Contract, die, or begin Income Payout
Options, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting Base proportionally. The Interim Value calculation may reflect a positive or negative return that increases or
decreases the amount remaining in the Risk Control Account,
which could result in the loss of your principal and previously credited interest. In extreme circumstances, losses from the Interim
Value calculation could be as high as 100% of your Risk Control
Account Value ($100,000 of a $100,000 investment).
The Floor, Buffer, and Boost do not limit losses from the Surrender
Charge, Market Value Adjustment, Interim Value calculation,
proportionate calculations, or taxes; however, full surrenders from the Fixed Account are subject to the Fixed Account Nonforfeiture
Value.
Fee Table Charges and Adjustments
Are There Transaction Charges?	No.

Are There Ongoing Fees and Expenses?
Yes. There is an implicit ongoing fee on the Risk Control
Accounts to the extent that the Cap Rate, Participation Rate, or Dual Step Rate limit your participation in Index gains.
This means your returns may be lower than the Index's returns;
however, in exchange for accepting limits on Index gains, you receive some protection from Index losses through the Floors,
Buffers, and Boosts.
Please refer to your Data Page for information about the specific implicit fees you will pay each year based on the options you have elected.
Fee Table Charges and Adjustments
RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract, including loss of principal and previously credited interest, due to negative
Index performance.
There is a risk of loss of principal and previously credited interest of up to the Floor (a maximum loss of 10% with a Floor of -10%) each
Interest Term due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Buffer (a maximum loss of 90% with a Buffer of -10%, if the
Index declines by 100%) each Interest Term due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Boost (a maximum loss of 90% with a 10% Boost, if the Index declines by 100%) each Interest Term due to negative Index
performance.
The Fixed Account and a Risk Control  Account with a 0%
Floor, a minimum 1% Cap Rate, and a minimum 100%
Participation Rate will always be available. However, we may change or discontinue some or all of the other Allocation
Options; any remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
Principal Risks of Investing in the Contract

Is this a Short- Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Withdrawals and surrenders may be subject to a Surrender Charge and a Market Value Adjustment (which may be positive or negative)
to the extent they exceed the Annual Free Withdrawal Amount. All withdrawals and surrenders from a Risk Control Account before the end of an Interest Term are subject to the Interim Value calculation
(which may be positive or negative) and proportional adjustment of the Crediting Base. Amounts withdrawn are also subject to federal and state income taxes, and, if taken before age 59½, a 10%
additional tax. Withdrawals will also reduce the Death Benefit, perhaps by significantly more than the amount of the withdrawal.
At least two weeks before the end of an Interest Term, you will be notified of the available Allocation Options to which you may transfer maturing Contract Value. The Risk Control Accounts
available to you and their terms (such as the Interest Term, Index, and Crediting Strategies) may differ from what was previously available. If we do not receive transfer instructions by Authorized
Request at least one Business Day before the end of the current
Interest Term, we will apply the maturing Contract Value to a new
Interest Term of the same Allocation Option. If the same Risk
Control Account is not available, we will apply the value to the
Fixed Account. Values applied to the Fixed Account may earn a lower return than they would have earned in the discontinued Risk
Control Account.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters

What are the Risks Associated with the Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the Contract.
Each Allocation Option, including the Risk Control Accounts and the Fixed Account, has its own unique risks. You should review the
Allocation Options carefully before making an investment decision.
The Cap Rate, Participation Rate, and Dual Step Rate may limit positive Index returns. For example, if the Index performance is
20%, and the Cap Rate or Dual Step Rate (as applicable) is 10%, we will credit 10% in interest at the end of the Interest Term. If the
Index performance is 20%, and the Participation Rate is 10%, we will credit 2% (10% of 20%) in interest at the end of the Interest
Term. You may earn less than the Index performance as a result.
The Floor, Buffer, and Boost will limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the Index performance is -25% and the
Floor is -10%, we will credit -10% at the end of the Interest Term. If the Index performance is -25% and the Buffer is -10%, we will credit -15% at the end of the Interest Term. If the Index
performance is -25% and the Boost is 10%, we will credit -15% at the end of the Interest Term.
Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce
Index performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.
Principal Risks of Investing in the Contract Risk Control Account Options Appendix A
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Account and the Risk Control Accounts), guarantees (such as the Death
Benefit), or benefits are subject to the Company's claims-paying ability. More information about the Company, including its financial strength ratings, is available upon request by calling
1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Allocation Options?
Yes, as described below there are restrictions on certain features of allocations, transfers, withdrawals, and Allocation Option features.
The availability of Allocation Options, Contract benefits, and other
Contract features described in this Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold.
Appendix B

Allocation Timing. Each Allocation Option is available on the
Contract Issue Date and at the end of the Interest Term. For
example, after the Contract Issue Date, an Allocation Option with a one-year Interest Term is available every Contract Anniversary, whereas an Allocation Option with a six-year Interest Term is available every sixth Contract Anniversary. If we add an Allocation
Option, you will not be able to allocate your Contract Value to the new Allocation Option until the start of the next available Interest
Term for that Allocation Option. Additionally, the six-year Interest
Term is unavailable as a reallocation option if the Income Payout
Date is less than six years from the start of the Interest Term or if the length of time until a termination date required by federal regulation is less than six years from the start of the Interest Term.
Allocating Your Purchase Payment

Changes to Investment Options and Features. We set the Cap
Rate, Participation Rate, Dual Step Rate and/or Fixed Interest Rate
at the start of each Interest Term and guarantee them for the duration of the Interest Term. We will notify you of any new rates at least two weeks before the end of the current Interest Term.
During the life of your Contract, the Fixed Account and a Risk
Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum 100% Participation Rate will always be available.
Otherwise, we may add, change, or discontinue Allocation
Options and Indices from time to time. The remaining
Allocation Options may have terms that are unacceptable to
you and may not provide any protection from Index losses,
which could result in the loss of the entire amount of your
Contract Value.
If there is a delay between the date we remove an Index for a Risk
Control Account and the date we add a substitute Index, your Risk
Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the index interest.
We may change, discontinue, or establish restrictions on Flex
Transfers, including limitations on the number, frequency, or amount of Flex Transfers, at any time.
Risk Control Account Options
Are There any Restrictions on Contract Benefits?
Yes. Systematic Withdrawals may be taken on a monthly,
quarterly, semi-annual, or annual basis. The withdrawals must be at least $100 each. There are additional limitations on the amounts that you may request and the timing for requesting and terminating
Systematic Withdrawals. A Market Value Adjustment and Surrender
Charge may apply.
Benefits Available under the Contract
TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the tax implications of the Contract. There is no additional tax benefit if you purchase the Contract through a qualified retirement plan or individual retirement account (IRA). Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10%
additional tax if taken before age 59½.
Federal Income Tax Matters

CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may include
cash bonuses, insurance benefits and financing arrangements.
Non-cash benefits may include conferences, seminars and trips
(including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may also pay asset-based commissions (sometimes called trail commissions) in addition to Purchase Payment-based
commissions. Investment professionals may also receive other payments from us for services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or recommend the Contract over another investment. You should ask your
investment professional for additional information about the compensation he or she receives in connection with your purchase of the Contract.
Other Information - Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.
Getting Started - The Accumulatio n Period - Tax Free 1035 Exchanges

FEE TABLE

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Allocation Option or from the Contract.
Please refer to your Data Page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from an Allocation Option or from the Contract, transfer Contract
Value between Allocation Options, or request special services. State premium taxes may also be deducted.

Transaction Expenses	Charge
Maximum Surrender Charge (as a percentage of Contract Value surrendered or withdrawn)(1)	8%
(1)During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual
Free Withdrawal Amount. We do not assess a Surrender Charge on certain withdrawals and surrenders, such as under the
Nursing Home or Hospital Waiver or Terminal Illness Waiver.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Allocation Option or from the Contract prior to the end of an Interest Term.

Adjustments	Charge
Interim Value Maximum Potential Loss (as a percentage of Contract Value withdrawn or surrendered)(1)	100%
Market Value Adjustment Maximum Potential Loss (as a percentage of Contract Value withdrawn or surrendered)(2)	90%
(1)For Contract Value allocated to a Risk Control Account, if you take a withdrawal, make a Flex Transfer, surrender your
Contract, die, or begin Income Payout Options, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting Base proportionally. The Interim Value calculation may reflect a positive or negative return that increases or decreases the amount remaining in the Risk Control Account, which could result in the loss of your principal and previously credited interest.
(2)If you surrender your Contract or take a withdrawal from any Allocation Option during the first six Contract Years, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free
Withdrawal Amount. A negative Market Value Adjustment could significantly decrease the amount you receive from a withdrawal or surrender.
In addition to the fees described above, the Cap Rates, Participation Rates, and Dual Step Rates
limit the amount you can earn with respect to each Risk Control Account. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Your Contract has various risks associated with it. We list these risk factors below, as well as other important information you should know before purchasing a Contract.
Risk of Loss. An investment in the Contract is subject to the risk of loss. You could lose your investment, including principal and previously credited interest.
Market Risk. The historical performance of a reference Index should not be taken as an indication of the future performance of the Index. Index performance will be influenced by complex and interrelated economic, financial, regulatory, geographic, judicial, political and other factors that can affect the capital markets generally, and by various circumstances that can influence the performance of securities in a particular market segment. Generally, each Risk Control Account has broad risks that apply to all indices, such as market risk, as well as specific risks of investing in particular types of securities. Investing in certain types of securities, such as foreign (non-U.S.) securities or small or mid-cap securities, subjects you to greater risk and volatility than the general market.
The extent to which negative Index performance will reduce your Risk Control Account Value depends upon the Risk Control Account to which you allocate Contract Value, due to the different Crediting
Strategies that apply. The maximum amount your Risk Control Account Value could decline each
Interest Term due to negative Index performance is 90% with the -10% Buffer or the 10% Boost.
These options provide relatively less protection from negative Index performance than other Risk Control
Accounts.
Index-Linked Option Market Risk. You assume the investment risk that no Index interest will be credited and therefore positive Index performance will not increase your Risk Control Account Value. You also bear the risk that sustained declines in the relevant Index may cause Index performance to not increase your
Risk Control Account Value for a prolonged period. In addition to the general market risks described above, the reference Indices are subject to the following specific risks:
•The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S.
companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
•The MSCI EAFE Index is an equity Index that captures large and mid-cap representation across developed markets around the world. The securities comprising this index are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). In general, foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets.
•The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S.
companies listed on The Nasdaq Stock Market, including companies across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. For example, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. Also, any component securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).

•The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. Compared to large-
capitalization companies, small-capitalization companies may be less stable (or more volatile), less liquid, and more susceptible to adverse developments. Value stocks may underperform for long periods of time and perform differently from the market as a whole. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
•The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Although the Index targets a particular volatility, the actual volatility level may differ from that targeted and may be materially higher or lower for certain periods than the target level depending on market conditions. Because the Index is exposed to Treasuries, it may underperform in a rapidly rising interest rate environment.
Because the Index includes a volatility control mechanism, it may underperform in an equity market rally that occurs immediately after a period of elevated volatility when the Index would have reduced its exposure. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
If you invest in a Risk Control Account and the relevant Index declines, it may or may not reduce your
Risk Control Account Value, depending on the Risk Control Account to which you allocated your Contract
Value.
•If you allocate to a Risk Control Account that has a Floor, you assume the risk of a negative Index
Return up to the Floor. Your Risk Control Account Value could decline up to a maximum of 10%
each Interest Term with the -10% Floor due to negative Index performance.
•If you allocate to a Risk Control Account with a Buffer, you assume the risk of a negative Index
Return after application of the Buffer. Your Risk Control Account Value could decline up to 90%
each Interest Term with the -10% Buffer, if the Index declines by 100% during the Interest Term.
•If you allocate to a Risk Control Account with a Boost, you assume the risk of a negative Index
Return that exceeds the Boost. Your Risk Control Account Value could decline up to 90% or 80%
with a 10% Boost or a 20% Boost, respectively, if the Index declines by 100% during the Interest
Term.
•If you allocate to a Risk Control Account with a Dual Step Rate, you assume the risk that a negative Index Return after application of the Buffer will drastically change the amount credited to you. For example, if the Buffer is -10%, the Dual Step Rate is 40%, and the Index Return is -10%,
we would credit you 40%. However, if the Index Return is -10.01%, we would credit you -0.01%.
Daily changes in your Risk Control Account Value may also be more significant than for other strategies due to the potential for small negative market movements around the Buffer to have large impacts on the Interim Value, especially near the end of the Interest Term.
•The Floor, Buffer, and Boost describe the level of investment loss that can be experienced in one
Interest Term, but losses over multiple Interest Terms could result in a loss of previously credited interest and a loss of principal.
•The Floor, Buffer, and Boost do not limit losses to the Risk Control Accounts from the Surrender
Charge, Interim Value calculation, Market Value Adjustment, federal income taxes, additional taxes, and proportionate calculations, which could result in a loss of previously credited interest or principal even if performance has been positive.
Liquidity, Withdrawal, and Flex Transfer Risk. We designed your Contract to be a long-term investment that you may use to help save for retirement. Your Contract is not designed to be a short-term savings vehicle. The Contract may not be appropriate for investors who plan to take withdrawals or surrender the Contract in the short-term. Surrender Charges, Market Value Adjustments, Interim
Value calculations,  proportionate calculations, income taxes, and additional taxes may result in the loss of your principal and previously credited interest. Withdrawals and Flex Transfers could also significantly negatively impact your values under the Contract and the amount you receive from any payments.
•Surrender Charge Risk. If you take a withdrawal or surrender your Contract during the first six
Contract Years, you may pay a Surrender Charge of up to 8% of the amount withdrawn that exceeds the Annual Free Withdrawal Amount.
•Market Value Adjustment Risk. If you surrender your Contract or take a withdrawal from any
Allocation Option during the first six Contract Years, we will apply a Market Value Adjustment
(which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free
Withdrawal Amount. Particularly in an increasing interest rate environment, a negative Market
Value Adjustment could significantly decrease the amount you receive from a withdrawal or surrender. In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value.
•Interim Value Risk. For Contract Value allocated to a Risk Control Account, if you take a withdrawal, make a Flex Transfer, surrender your Contract, die, or begin Income Payout
Options, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting Base proportionally. The Interim Value calculation may reflect a positive or negative return that increases or decreases the amount remaining in the Risk Control Account. The Interim Value calculated for a Risk Control Account during an Interest Term could be significantly lower than the performance of the reference Index during most of the Interest Term. The Interim Value may reflect a negative return even when the value of the applicable Index has increased. You may have an Interim Value that reflects a negative return regardless of the Crediting Strategy selected; for example, the Interim Value could reflect negative returns that exceed the applicable Floor, that apply even if Index losses were within the applicable Buffer, or that are not offset by the applicable Boost. The Interim Value may change each Business Day, and it is possible that even relatively small daily market movements may have significant impacts on the Interim Value. An Interim Value that reflects a negative return could significantly decrease the values under your Contract by more than the withdrawal or transfer amount. In extreme circumstances, losses from the Interim Value calculation could be as high as 100% of your Risk Control Account Value.
•Future Returns Risk. Only the Crediting Base remaining in a Risk Control Account after a withdrawal or Flex Transfer will be credited interest, positive or negative, at the end of the Interest
Term.
•Proportionate Calculation Risk. Withdrawals reduce the Purchase Payment, which is used to determine the Death Benefit, by the ratio of the withdrawal (including any Surrender Charge and
Market Value Adjustment) to the Contract Value immediately prior to the withdrawal. Additionally, for Contract Value allocated to a Risk Control Account, if you take a withdrawal, make a Flex
Transfer, surrender your Contract, die, or begin Income Payout Options before the expiration of an Interest Term, the amount withdrawn or transferred is based on the Interim Value and will reduce the Crediting Base proportionally. Such proportional reductions may be substantially more than the amount withdrawn or transferred, could significantly decrease your Death
Benefit, Crediting Base, and remaining Contract Values, and could terminate the Contract.
•Tax Risks. Federal Income taxes apply to any withdrawal or surrender. A 10% additional tax may also apply if taken before the Owner is age 59½. You should consult your tax advisor before taking a withdrawal or surrendering the Contract.
•Valuation Risk. The withdrawn, transferred, or surrendered value is calculated at the end of the
Business Day that we receive your request in Good Order. This means that you will not be able to determine your Risk Control Account Value before requesting a withdrawal, surrender, or Flex
Transfer, and the resulting value may be higher or lower than it was at the time of your request.
Reinvestment Risk. You assume the risk that if we do not receive transfer instructions at least one
Business Day prior to the end of the current Interest Term, we will apply the maturing Contract Value to a new Interest Term of the same Risk Control Account. If the same Risk Control Account is not available, we will apply the value to the Fixed Account. These default Allocation Options may not align with your desired allocations.
Other Index-Linked Option Risks. In addition to the risk of loss from negative Index performance, there are other risks of investing in a Risk Control Account.
You assume the risk that the only available Allocation Options are the Fixed Account and a Risk Control
Account with a minimum 1% Cap Rate. The Cap Rate, Dual Step Rate, or Participation Rate for any other
Risk Accounts that we make available can be reduced to as little as the minimum rate identified in
Appendix A for that Risk Control Account. As a result, the Index interest that you receive may be lower than the return you would have received on an investment in a mutual fund or exchange-traded fund designed to track the performance of the selected reference Index.
You have no ownership rights in the underlying securities comprising the reference Indices. Purchasing the Contract is not equivalent to investing in the underlying securities comprising the Indices. As the
Owner of the Contract, you will not have any ownership interest or rights in the underlying securities comprising the Indices, such as voting rights, dividend payments, or other distributions.
•Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a
"price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
•The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145%
for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing Rate, which was
3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each
Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
Because the Index interest is calculated at a single point in time, you may experience a negative or flat return even if the Index has experienced gains through some, or most, of the Interest Term.
Risk That We May Eliminate an Allocation Option or Eliminate or Substitute an Index. During the life of your Contract, the Fixed Account and a Risk Control Account with a 0% Floor, a minimum 1% Cap
Rate, and a minimum 100% Participation Rate will always be available. Otherwise, there is no guarantee that any Allocation Option, Crediting Strategy, Interest Term, or Index will be available during the entire time you own your Contract. We may discontinue an Allocation Option or Index effective as of the end of an Interest Term, or in the case of certain Index changes, discontinue an Index and substitute a new
Index for a Risk Control Account before the end of an Interest Term. You assume the risk that we may discontinue some or all of the other Risk Control Accounts and the only options remaining are the
Fixed Account and a Risk Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum 100% Participation Rate. Any remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
If we substitute or change an Index, the performance of the new Index may differ from the original Index.
If there is a delay between the date we remove the Index and the date we add a substitute Index, your
Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
If we do not provide a substitute Index, a Risk Control Account may also be discontinued before the end of an Interest Term, resulting in us transferring your Risk Control Account Value to the Fixed Account for the remainder of the Interest Term. The amount of interest you earn in the Fixed Account may be less than the amount you would have earned in the Risk Control Account at the end of the Interest Term. If
there is a delay between the date we remove the Index and the date we transfer value to the Fixed
Account, your Risk Control Account Value prior to the transfer will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
An Index or Allocation Option change may negatively affect interest credited and your resulting Contract
Value, as well as how you want to allocate Contract Value between available Allocation Options. If we eliminate an Allocation Option or eliminate or substitute an Index, and you do not wish to allocate your
Contract Value to the remaining Allocation Options available under the Contract, you may surrender your
Contract, but you may be subject to a Surrender Charge, Interim Value calculation, and Market Value
Adjustment, which may result in a loss of principal and credited interest. Surrenders are subject to federal income taxes, and may be subject to a 10% additional tax if taken before age 59½.
Contract Issue Date Risk. The Company currently only issues the Contract on the 10th and 25th of each month, but reserves the right to issue Contracts more frequently. During any period between the date your
Contract Application and Purchase Payment is delivered to us in Good Order and the next available
Contract Issue Date, we will hold your Purchase Payment in our General Account and not pay interest on
it. Thus, during that period, your Purchase Payment will not be allocated to either the Risk Control
Accounts or the Fixed Account.
Insurance Company Risk. Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability, and therefore, to the risk that we may default on those guarantees. You should look solely to our financial strength and claims-paying ability in meeting the guarantees under the Contract. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable and index-linked product business activities. Because our variable and index-linked product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure
(e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, CUNA Brokerage

Services, Inc. ("CBSI"), and intermediaries may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or CBSI, and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Contract Value. There can be no assurance that we, CBSI, or intermediaries will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
In addition, we are exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third-party administrators to perform their job responsibilities.
Even if our workforce and employees of our service providers and third-party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Contracts and processing of other Contract-related transactions, including orders from Owners. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Contract-related transactions, impact our ability to calculate
Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. There can be no assurance that we or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

THE INSURANCE COMPANY AND SEPARATE ACCOUNT

MEMBERS Life Insurance Company
The name of the Company is MEMBERS Life Insurance Company. You may write us at 2000 Heritage
Way, Waverly, Iowa 50677-9202, or call us at 1-800-798-5500. The Company is responsible for all guarantees provided under the Contract, including our obligations under the Fixed Account and the Risk
Control Accounts, the Death Benefit, and the Income Payout Options. Our General Account assets support these guarantees. The assets of our General Account are subject to our general liabilities from business operations and the claims of our creditors. Accordingly, any obligations, guarantees or benefits are subject to our financial strength and claims-paying ability. You may obtain information on our financial condition by reviewing our financial statements. You may also call 1-800-798-5500 for more information about us, including our financial strength ratings.
We are a wholly-owned direct subsidiary of CMFG Life Insurance Company (“CMFG Life”). We were formed by CMFG Life on February 27, 1976, as a stock life insurance company under the laws of the
State of Wisconsin. The Company’s name was changed to its current name on January 1, 1993. We re-
domiciled from Wisconsin to Iowa on May 3, 2007. Currently, we have no employees. The Company issues Index-linked and variable annuity contracts, which account for all the new product sales of the
Company. The Company also services previously existing blocks of annuities and individual and group life policies.

CMFG Life is a stock insurance company organized on May 20, 1935 and domiciled in Iowa. CMFG Life is one of the world’s largest direct underwriters of credit life and disability insurance, and is a major provider of qualified pension products to credit unions. CMFG Life and its affiliates currently offer deferred and immediate annuities, individual term and permanent life insurance, and accident and health insurance. In 2012, CMFG Life was reorganized as a wholly-owned subsidiary of TruStage Financial
Group, Inc. (f/k/a CUNA Mutual Financial Group, Inc.), which is a wholly-owned subsidiary of CUNA
Mutual Holding Company (“CM Holding”), a mutual holding company organized under the laws of the
State of Iowa.
CMFG Life provides significant services required to conduct our operations. Under a Cost Sharing,
Procurement, Disbursement, Billing and Collection Agreement, CMFG Life performs certain administrative functions related to procurement, disbursement, billing and collection and services, agent licensing, payment of commissions, actuarial services, annuity policy issuance and service, accounting and financial compliance, market conduct, general and informational services and marketing, and provides certain resources and personnel to us. We share office space with CMFG Life in Madison, Wisconsin and
Waverly, Iowa. Expenses associated with the facilities are allocated to us through the Amended and
Restated Expense Sharing Agreement that we entered into with CMFG Life on January 1, 2015.
We rely on the exemption from the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), provided by Rule 12h-7 under the 1934 Act with respect to registered non-variable insurance contracts (such as index-linked investment options) that we issue.
The Risk Control Separate Account
The non-registered Separate Account in which we hold reserves for our guarantees attributable to annuity contracts that offer risk control accounts is referred to as the Risk Control Separate Account. The assets in the Risk Control Separate Account are equal to the reserves and other liabilities of the contracts supported by the Risk Control Separate Account and are not chargeable with liabilities arising out of any other business that we conduct. We have the right to transfer to our General Account any assets of the
Risk Control Separate Account that are in excess of such reserves and other Contract liabilities. Our
General Account assets are also available to meet the guarantees under the Contract, including the
Risk Control Separate Account, as well as our other general obligations. The guarantees in this
Contract are subject to the Company’s financial strength and claims-paying ability.

GETTING STARTED - THE ACCUMULATION PERIOD

The Prospectus describes all material rights, benefits, and obligations under the Contract. The availability of Allocation Options, Contract benefits, and other Contract features described in this Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold. See Appendix B.
Your financial professional can provide you with more information about those variations.
Purchasing a Contract
We offer the Contract to individuals, certain retirement plans, and other entities. To purchase a Contract, you and the Annuitant must be at least Age 21 and no older than Age 85.
We sell the Contract through financial professionals. To start the purchase process, you must submit an application to your financial professional. The Purchase Payment must either be paid at the Company’s
Administrative Office or delivered to your financial professional. Your financial professional will then forward your completed application and Purchase Payment (if applicable) to us. The selling firm’s determination of whether the Contract is suitable for you may delay our receipt of your application. Any such delays will affect when we issue your Contract.

Generally, within two Business Days after we receive your Contract application and Purchase Payment in
Good Order, we will begin the process of issuing the Contract on the next Contract Issue Date available.
The Purchase Payment will be allocated to the Allocation Options you choose on the Contract Issue Date, as described under "Allocating Your Purchase Payment."
IMPORTANT: You may use the Contract with certain tax qualified retirement plans (“IRA”). The
Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan.
Accordingly, if you are purchasing this Contract through a qualified retirement plan, you should consider purchasing the Contract for its other features and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances to determine whether the
Contract is an appropriate investment for you.
If mandated by applicable law, including federal laws designed to counter terrorism and prevent money laundering, we may be required to reject your Purchase Payment. We may also be required to provide additional information about you or your Contract to government regulators. In addition, we may be required to block an Owner’s Contract and thereby refuse to honor any request for transfers, partial withdrawals, surrender, income payments, and Death Benefit payments, until instructions are received from the appropriate government regulator.
Tax-Free Section 1035 Exchanges
You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully.
Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a Surrender Charge or negative Market Value Adjustment on the existing contract. If the exchange does not qualify for Section 1035 tax treatment, you may have to pay federal income tax, and a possible 10% additional tax on your old contract. There will be a new Contract Issue Date for the purpose of determining any Surrender Charges for this Contract and other charges may be higher (or lower) and the benefits may be different. There may be delays in our processing of the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts that the exchange is in your best interest. In general, the person selling you this Contract will earn a commission from us.
Owner
The Owner is the person(s) or entity who own(s) this Contract and has (have) all rights under this
Contract. Unless owned by a non-natural person, the Owner is also the person(s) whose death determines the Death Benefit. Joint Owners are not allowed on Qualified Contracts or contracts owned by a non-natural person. The maximum number of Owners is two. The consent of both Joint Owners is needed to complete an Authorized Request. The Owner is also referred to as “you” or “your”. While the
Owner is living, the Owner is also the person(s) or entity who receives income payments during the
Payout Period while the Annuitant is also living. If there are multiple Owners, each Owner will have equal ownership of the Contract and all references to Owner will mean Joint Owners. Joint Owners are not allowed on qualified contracts or contracts owned by a non-natural person.
The Owner names the Annuitant or Joint Annuitants. All rights under the Contract may be exercised by the Owner, subject to the rights of any other Owner. If your contract is a non-qualified contract, you may assign all rights and benefits under this contract by Authorized Request. Unless otherwise specified by you, the assignment is effective on the date the Authorized Request is signed by you and any Irrevocable
Beneficiary, subject to any payments made or actions taken by us prior to our receipt of the Authorized
Request. We are not responsible for the validity or effect of any assignment. You should consult with your tax advisor to determine any tax consequences of an assignment before taking any action.

The Owner may request to change the Owner at any time before the Income Payout Date. If an Owner is added or changed, the amount that will be paid upon the death of the new Owner will be impacted as described in the “Death Benefit” section in this Prospectus. Any change of Owner must be made by
Authorized Request and is subject to our acceptance. We reserve the right to refuse such change on a non-discriminatory basis. Unless otherwise specified by the Owner, such change, if accepted by us, will take effect as of the date the Authorized Request was signed. We are not liable for any payment we make or action we take before we receive the Authorized Request.
If an Owner who is a natural person dies during the Accumulation Period, your Beneficiary is entitled to a
Death Benefit. If you have a Joint Owner, the Death Benefit will be available when the first Joint Owner dies. If there is a surviving Joint Owner the surviving Joint Owner will be treated as the sole primary
Beneficiary, and any other designated Beneficiary will be treated as a contingent Beneficiary.
Divorce
In the event of divorce, the former Spouse must provide us divorce distribution instructions using a form satisfactory to us, and/or a copy of the divorce decree (or a qualified domestic relations order if it is a qualified plan). The instruction form or terms of the decree/order must identify the Contract and specify how the Contract Value should be allocated among the former Spouses.
Annuitant
The Annuitant is the natural person(s) whose life (or lives) determines the income payment amount payable under the Contract. If the Owner is a non-natural person, the Annuitant(s) is also the person(s)
whose death determines the Death Benefit. If the Owner is a natural person, the Owner may change the
Annuitant at any time provided it is at least 30 days before the Income Payout Date by Authorized
Request. Unless otherwise specified by the Owner, such change will take effect as of the date the
Authorized Request was signed. We are not liable for any payment we make or action we take before we receive the Authorized Request. If you change the Annuitant, the Income Payout Date will not change. If the Owner is a non-natural person, the Annuitant cannot be changed. The Annuitant does not have any rights under the Contract.
Beneficiary
The person(s) or entity named by the Owner to receive proceeds payable upon the death of the first
Owner or the first Annuitant if the Owner is a non-natural person. Prior to the Income Payout Date, if no
Beneficiary survives the Owner, the proceeds will be paid to the Owner’s estate. If there are Joint Owners and we are unable to determine that one of the Joint Owners predeceased the other, it will be assumed that the Joint Owners died simultaneously. In this instance the Death Benefit will be divided equally among the Joint Owners’ estates. If there is more than one Beneficiary, each Beneficiary will receive an equal share unless otherwise specified by the Owner. If Joint Owners have been designated, the surviving Joint Owner will be treated as the sole primary Beneficiary and any other designated Beneficiary will be treated as a contingent Beneficiary.
You may change the Beneficiary by an Authorized Request sent to us, or you may name one or more
Beneficiaries. A change of Beneficiary will take effect on the date the Authorized Request was signed. If there are Joint Owners, each Owner must sign the Authorized Request. In addition, any irrevocable beneficiary or assignee must sign the Authorized Request. An irrevocable beneficiary is any beneficiary who must consent to being changed or removed. We are not liable for any payment we make or action we take before we receive the Authorized Request.

Use care when naming Beneficiaries. If you have any questions concerning the criteria you should use when choosing Beneficiaries, consult your financial professional.
Right to Examine
You may cancel your Contract and return it to your financial professional or to us within 10 days after you receive the Contract (30 days if it is a replacement contract) to receive a refund of the Purchase Payment you paid, less any withdrawals. Some states may permit a longer period for you to return your Contract, or different calculations and requirements for refunded amounts, as described in Appendix B. Refunds will not be subject to a Surrender Charge or Market Value Adjustment and will be paid within seven days following the date of cancellation. If you cancel your Contract by exercising your Right to Examine and attempt to purchase a substantially similar Contract, the Company may refuse to issue the second
Contract.

ALLOCATING YOUR PURCHASE PAYMENT

Purchase Payment
The minimum Purchase Payment for a Non-Qualified or Qualified Contract is $5,000. The Company does not allow additional Purchase Payments. A Purchase Payment for a Contract, or Purchase Payments for
multiple Contracts owned by the same individual, that equals or exceeds $1 million requires our prior approval, which may be withheld at our sole discretion.
Generally, within two Business Days after we receive your Contract application and Purchase Payment in
Good Order, we will begin the process of issuing the Contract on the next Contract Issue Date available.
•Currently the Contract Issue Dates we offer are 10th and 25th of each month; if the 10th or 25th is a non-Business Day, we issue the Contract on the next Business Day with an effective Contract
Issue Date of the 10th or 25th.
•We may add more frequent Contract Issue Dates, applied on a uniform basis for all new applications. Contracts will only be issued on Business Days.
Please note that during the period between the date your Purchase Payment is delivered to us and the next available Contract Issue Date, we will hold your Purchase Payment in our General Account and not pay interest on it. Thus, during that period, your Purchase Payment will not be allocated to either the Risk
Control Accounts or the Fixed Account.
Allocation Options
On the Contract Issue Date, your Purchase Payment will be allocated according to your allocation instructions on file with us. You must specify the percentage of your Purchase Payment to be allocated to each Allocation Option on the Contract Issue Date. The amount you direct to an Allocation Option must be in whole percentages from 1% to 100% of the Purchase Payment, and your total allocation must equal
100%. If you do not indicate your allocations on the application, our Administrative Office will attempt to contact your financial professional and/or you for clarification. We will not issue the Contract without your allocation instructions.
The current Allocation Options offered under the Contract are shown in the table below. The availability of
Allocation Options may vary by state and depending on the broker-dealer through which the Contract is sold. See Appendix B.

ALLOCATION OPTIONS
Risk Control Account Crediting Strategy: Floor with Participation Rate and Cap Rate
Index	Interest Term	Crediting Strategy	Minimum Guarantee
S&P 500 Index	1-Year	Floor: 0% to -10% in 1% increments Cap Rate and Participation Rate	Cap Rate: 1% Participation Rate: 100%
MSCI EAFE Index*	1-Year	Floor: 0% to -10% in 1% increments Cap Rate and Participation Rate	Cap Rate: 1% Participation Rate: 100%
Nasdaq-100 Index®*	1-Year	Floor: 0% to -10% in 1% increments Cap Rate and Participation Rate	Cap Rate: 1% Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	1-Year	Floor: 0% to -10% in 1% increments Cap Rate and Participation Rate	Cap Rate: 1% Participation Rate: 100%
Barclays Risk Balanced Index	1-Year	Floor: 0% to -10% in 1% increments Cap Rate and Participation Rate	Cap Rate: 1% Participation Rate: 100%
S&P 500 Index	6-Year	Floor: 0% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 10%**
MSCI EAFE Index*	6-Year	Floor: 0% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 10%**
Nasdaq-100 Index®*	6-Year	Floor: 0% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 10%**
Dimensional US Small Cap Value Systematic Index	6-Year	Floor: 0% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 10%**
Barclays Risk Balanced Index	6-Year	Floor: 0% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 10%**
Risk Control Account Crediting Strategy: Buffer with Participation Rate and Cap Rate
Index	Interest Term	Crediting Strategy	Minimum Guarantee
S&P 500 Index	1-Year	Buffer: -10% and -20% Cap Rate and Participation Rate	Cap Rate: 1% Participation Rate: 100%
MSCI EAFE Index*	1-Year	Buffer: -10% and -20% Cap Rate and Participation Rate	Cap Rate: 1% Participation Rate: 100%
Nasdaq-100 Index®*	1-Year	Buffer: -10% and -20% Cap Rate and Participation Rate	Cap Rate: 1% Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	1-Year	Buffer: -10% and -20% Cap Rate and Participation Rate	Cap Rate: 1% Participation Rate: 100%
S&P 500 Index	6-Year	Buffer: -10% and -20% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 100%
MSCI EAFE Index*	6-Year	Buffer: -10% and -20% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 100%
Nasdaq-100 Index®*	6-Year	Buffer: -10% and -20% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	6-Year	Buffer: -10% and -20% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 100%
Risk Control Account Crediting Strategy: Boost with Participation Rate and Cap Rate
Index	Interest Term	Crediting Strategy	Minimum Guarantee
S&P 500 Index	6-Year	Boost: 10% and 20% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 100%

MSCI EAFE Index*	6-Year	Boost: 10% and 20% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 100%
Nasdaq-100 Index®*	6-Year	Boost: 10% and 20% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	6-Year	Boost: 10% and 20% Cap Rate and Participation Rate	Cap Rate: 10% Participation Rate: 100%
Risk Control Account Crediting Strategy: Buffer with Dual Step Rate
Index	Interest Term	Crediting Strategy	Minimum Guarantee
S&P 500 Index	6-Year	Buffer: -10% and -20% Dual Step Rate	Dual Step Rate: 10%
Fixed Interest Option
Account	Interest Term	Crediting Strategy	Minimum Guarantee
Fixed Account	1-Year	Fixed Interest Rate	Minimum Rate: 0.05%
* Available beginning October 1, 2026.
** For Contracts issued on or before May 1, 2026, the minimum Participation Rate for this Risk Control
Account is 100%.
The Floor, Buffer, and Boost for a Risk Control Account will not change unless the Risk Control Account is discontinued. We set the Cap Rate, Participation Rate, and Dual Step Rate for each Risk Control
Account, and the Fixed Interest Rate for the Fixed Account, at the start of each Interest Term and guarantee them for the duration of the Interest Term. During the life of your Contract, the Fixed
Account and a Risk Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum
100% Participation Rate will always be available. Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value. Discontinued Risk Control
Accounts are listed in a separate table in Appendix A.
We may not always make available Risk Control Accounts with Buffers or Boosts. However, if we offer one or more Risk Control Accounts with Buffers, an option with a Buffer of -10% or more will be available.
If we offer one or more Risk Control Accounts with Boosts, an option with a Boost of 10% or more will be available. To the extent we make available other Risk Control Accounts with Cap Rates, Participation
Rates, or Dual Step Rates, we will apply the following minimum guarantees:
•The Cap Rate for Risk Control Accounts with one-year Interest Terms will be at least 1%.
•The Cap Rate for Risk Control Accounts with six-year Interest Terms will be at least 10%.
•The Dual Step Rate for six-year Interest Terms will be at least 10%.
•For Contracts issued on or before May 1, 2026, the Participation Rate will be at least 100%.
•For Contracts issued after May 1, 2026, the Participation Rate will be at least 10%.

Reallocating Your Contract Value
Each Allocation Option is available on the Contract Issue Date and at the end of the Interest Term. For
example, an Interest Term of one year is available on the Contract Issue Date and every Contract
Anniversary thereafter; whereas an Interest Term of six years is available on the Contract Issue Date and every sixth Contract Anniversary. This means that the six-year Interest Term will not be available for you to allocate Contract Value to on every Contract Anniversary. If we add an Allocation Option, you will not be able to allocate your Contract Value to the new Allocation Option until the start of the next available
Interest Term for that Allocation Option. Additionally, the six-year Interest Term is unavailable as a reallocation option if the Income Payout Date is less than six years from the start of the Interest Term or if the length of time until a termination date required by federal regulation is less than six years from the start of the Interest Term. If you have allocated Contract Value to an Allocation Option that becomes unavailable to you for reallocation, your Contract Value will be applied to a different Allocation Option at the end of the Interest Term as described below.
At least two weeks before the end of an Interest Term, we will notify you of the available Allocation
Options to which you may transfer your maturing Contract Value. The Risk Control Accounts available to you and their terms (such as the Interest Term, Index, and Crediting Strategies) may differ from what was previously available. If we do not receive transfer instructions by Authorized Request at least one
Business Day prior to the end of the current Interest Term, we will apply the value of the maturing
Contract Value to a new Interest Term of the same Risk Control Account. If the same Risk Control Account is not available, we will apply the value to the Fixed Account. Values applied to the Fixed Account may earn a lower return than they would have earned in the discontinued Risk Control Account.
New transfer instructions by Authorized Request will supersede any prior transfer instructions for a given
Allocation Option. Except for Flex Transfers described below, transfers are not permitted during an
Interest Term. For example, you may not transfer values from the Fixed Account to any Risk Control
Account or transfer values among Risk Control Accounts during an Interest Term. Transactions that are scheduled to occur on a day that the Index Value for a Risk Control Account is not available will be processed at the end of the next Business Day at the closing Index Value for that day.
Flex Transfers
Prior to the end of the Interest Term, you may transfer some or all of the Risk Control Account Value from any Risk Control Account to the Fixed Account. Flex Transfer instructions must be provided by Authorized
Request at least one Business Day prior to the end of the Risk Control Account’s Interest Term. Requests
for Flex Transfers that are received at our Administrative Office in Good Order at least one Business Day prior to the end of the Risk Control Account’s Interest Term will be processed as of the end of that
Business Day. Requests received on the last Business Day of the Interest Term will be considered not in
Good Order and no transfers will be made pursuant to the request. Requests received at any other time will be processed as of the end of the next Business Day.
The Risk Control Account Value will be calculated at the end of the Business Day the Flex Transfer request is received in Good Order. This means you will not be able to determine your Risk Control
Account Value in advance of requesting the Flex Transfer, and the transferred value may be higher or lower than it was at the time of your request. If your requested Flex Transfer is greater than the Risk
Control Account Value at the end of the Business Day the transfer request is received in Good Order, we will transfer all remaining Risk Control Account Value, which will be less than the Flex Transfer you requested.
The Flex Transfer is irrevocable once the transfer is requested, and the transferred amount will remain in the Fixed Account until the next Contract Anniversary, when you can leave values in the Fixed Account or transfer to any other available Risk Control Account.

The transferred amount will reduce the Crediting Base for the Risk Control Account on a proportional basis by the ratio of the transfer to the Interim Value immediately prior to the withdrawal. Flex Transfers are based on the Interim Value, not the performance of the Index over the Interest Term. The Interim
Value may reflect a negative return even when the Index increases, may reflect a positive return even if the Index decreases, and may be lower than the amount that would have been available at the end of the
Interest Term. See "Contract Value - Interim Value." If you make a Flex Transfer when the Interim
Value reflects a negative return, you may transfer at a loss, which means you essentially "lock in"
such loss; your Crediting Base will be reduced by more than the transferred amount, and that reduction could be substantial. Additionally, only the Crediting Base remaining in a Risk Control
Account after the Flex Transfer will be credited Index interest, positive or negative, at the end of the
Interest Term. The decision to make a Flex Transfer could therefore significantly negatively impact your
Risk Control Account Value, which impacts other Contract Values. It is possible that you would have realized less of a loss or no loss if the Flex Transfer occurred later or if values remained until the end of the Interest Term. You should fully understand the impact of the Flex Transfer and consult your financial adviser prior to making a Flex Transfer. We will not provide you advice or notify you as to whether you should or should not make a Flex Transfer or the optimal time for doing so. We are not responsible for any losses related to your decision whether or not to make a Flex Transfer. It is possible in extreme circumstances to lose up to 100% of your principal and previously credited interest with respect to a Risk Control Account if you make a Flex Transfer.
We may change, discontinue, or establish restrictions on Flex Transfers, including limitations on the number, frequency, or amount of Flex Transfers, at any time.

FIXED ACCOUNT OPTION

You may allocate all or a portion of your Purchase Payment and Contract Value to the Fixed Account.
Contract Value allocated to the Fixed Account becomes part of the Fixed Account Value. We credit interest at the end of each Business Day to the Fixed Account based on a fixed annual interest rate.
Fixed Interest Rate
The initial Fixed Interest Rate is shown on your Contract Data Page. The Fixed Interest Rate will not change for the duration of the 1-Year Interest Term. We may declare a new Fixed Interest Rate for each subsequent 1-year Interest Term and will notify you of the new Fixed Interest Rate at least two weeks before the end of the current Interest Term. The Fixed Interest Rate will never be less than
0.05%.
Fixed Account Nonforfeiture Value
Full surrenders from the Fixed Account are subject to a minimum nonforfeiture value. The Fixed Account
Nonforfeiture Value is calculated as of the date of full surrender, application of the entire Contract Value to an Income Payout Option, or death of an Owner. If the current Fixed Account Value (calculated as set forth under "Contract Value"), less any applicable Market Value Adjustment or Surrender Charges, is less than the minimum nonforfeiture value, your Fixed Account Value account will be set equal to the Fixed
Account Nonforfeiture Value.
The Fixed Account Nonforfeiture Value equals 87.5% x (A + B – C), where
•A = The portion of the Purchase Payment allocated to the Fixed Account.
•B = Any transfers to the Fixed Account.

•C = Any amounts withdrawn or transferred from the Fixed Account.
•A, B, and C are accumulated at the nonforfeiture rate for as long as such amounts were in the
Fixed Account.
The nonforfeiture rate will be calculated each calendar quarter (on each January 1, April 1, July 1, and
October 1) and determined on the Contract Issue Date and every sixth Contract Anniversary based on the calendar quarter in which the Issue Date or Contract Anniversary falls. The nonforfeiture rate will apply for six years and then will be recalculated for the next six-year period.
The nonforfeiture rate will never be less than the lesser of:
a)3%; or
b)The interest rate determined as follows:
1)The average of the three applicable monthly five-year Constant Maturity Treasury (CMT) rates reported by the Federal Reserve rounded to the nearest 0.05%, as described below;
2)minus 1.25%; and
3)where the resulting interest rate is not less than the greater of the nonforfeiture rate required by the National Association of Insurance Commissioners (NAIC) Standard Nonforfeiture Law for
Individual Deferred Annuities (currently, 0.15%), or the rate required by applicable law in the state where the Contract is issued for delivery. See Appendix B for state variations.
The three monthly five-year Constant Maturity Treasury rates used in the calculation above are as follows:
•The prior September, October, and November monthly five-year CMT rates will be used to determine the first quarter interest rate that is effective each January 1;
•The prior December, January, and February monthly five-year CMT rates will be used to determine the second quarter interest rate that is effective each April 1;
•The prior March, April, and May monthly five-year CMT rates will be used to determine the third quarter interest rate that is effective each July 1; and
•The prior June, July, and August monthly five-year CMT rates will be used to determine the fourth quarter interest rate that is effective each October 1.
Although you may reallocate among Allocation Options with one-year Interest Terms at the end of each Contract Year, withdrawals and surrenders from the Fixed Account during the first six
Contract Years may be subject to a Market Value Adjustment and a Surrender Charge. Therefore,
this Contract may not be appropriate for you if you plan to take withdrawals or surrender your
Contract before the expiration of the initial six-year term.

RISK CONTROL ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payment and Contract Value to the Risk Control
Accounts we make available. The portion of the Contract Value allocated to a Risk Control Account becomes part of the Risk Control Account Value. Information about the features of each currently offered
Risk Control Account, including its name, a brief statement describing the assets that the Index seeks to track, its crediting period, and its Crediting Strategy, are set forth in Appendix A.
Interest Term and Crediting Interest

The portion of your Contract Value allocated to a Risk Control Account is credited with interest, if any, at the end of each Interest Term based in part on the investment performance of an external Index over the
Interest Term, subject to the Crediting Strategy unique to each Risk Control Account. For each Risk
Control Account, the Index Return, which can be positive or negative, is calculated by comparing the change in the Index from the first day of the Interest Term to the last day of the Interest Term. An Interest
Term can be one year or six years. For examples illustrating how we credit interest to the Risk Control
Accounts, see "Contract Value - Risk Control Account Value."
It is possible that you will not earn any interest in a Risk Control Account or that we may credit negative interest to a Risk Control Account.
You should understand the difference between the 6-year Interest Term and the 1-year Interest
Term. For the 6-year Interest Term, interest is not calculated or credited until the end of the
Interest Term; therefore, the Crediting Strategy factors (i.e., the Buffer, Boost, Cap Rate,
Participation Rate, and Dual Step Rate) only apply at the end of the Interest Term and not annually.
The application of Interim Value Calculations on withdrawals and transfers from a Risk Control
Account before the end of the Interest Term could significantly reduce the values under the
Contract and the amount you receive from any payments. Only the Crediting Base remaining in a
Risk Control Account after the withdrawal or transfer will be credited interest, positive or negative, at the end of the Interest Term.
Although you may reallocate among Allocation Options at the end of each Interest Term, withdrawals and surrenders during the first six Contract Years may be subject to a Market Value
Adjustment and a Surrender Charge. Therefore, this Contract may not be appropriate for you if you plan to take withdrawals or surrender your Contract before the expiration of the initial six-year term.
The Indices
Each reference Index can go up or down based on the prices of the underlying securities that comprise the Index. We currently offer the following reference Indices. However, not all Indices may be available for each Crediting Strategy or Interest Term. See Appendix A.
The S&P 500 Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s.
The MSCI EAFE Price Return Index (available beginning October 1, 2026) is a free float-adjusted market capitalization Index that is designed to measure the equity performance of developed markets, excluding the US and Canada. As of the date of this prospectus, the Index consists of securities from the following twenty-one developed countries: Australia, Austria, Belgium, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal,
Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
The Nasdaq-100® Price Return Index (available beginning October 1, 2026) includes one hundred of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization.
The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. The Index includes stocks within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book. Within this universe, the index is designed to target higher-expected-return securities by excluding stocks with lower profitability or high asset growth. The Index uses information in market prices to systematically pursue higher expected returns in a broadly diversified manner.

The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of
Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Equities consist of an equally weighed portfolio of 50 US stocks that have shown low volatility during the past year. To ensure sector diversification, there can be no more than
10 securities per sector. Dividends are reinvested. For fixed income, the Index provides exposure to three indices tracking the 2, 5, and 10-year US Treasury futures, equally weighted. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly.
An investment in a Risk Control Account is not an investment in the Index or in any Index fund.
•Except for the Barclays Risk Balanced, each Index is a "price return index," which means the performance of each Index does not include dividends paid on the securities comprising the
Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
•The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145%
for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted. SOFR refers to the Secured Overnight Financing Rate, which was 3.87% as of December 31, 2025. The New
York Fed publishes the SOFR on its website each Business Day.
The Index Return is the percentage change in the Index from the beginning of the Interest Term to the end of the Interest Term. Because interest is calculated on a single point in time, you may experience negative or flat performance even though the Index experienced gains through some, or most, of the
Interest Term.
Limits On Index Losses and Gains
The Floors, Buffers, and Boosts are used in determining the level of protection provided by the Risk
Control Account. Each Risk Control Account has a Floor, Buffer, or Boost. Once elected, the Floor, Buffer, and Boost may not be changed until the end of the Interest Term.
The Floor represents the maximum amount of negative interest that may be credited to the Risk Control
Account at the end of an Interest Term. If a Floor of 0% is elected, negative investment performance of the applicable Index will not reduce your Risk Control Account Value. If any other Floor is chosen, negative investment performance of the applicable Index will reduce your Risk Control Account Value by up to the amount of the Floor you elected for any Interest Term. Negative investment performance will not reduce your Risk Control Account Value by more than the Floor even if the Index performance for that
Interest Term is lower than the Floor. For example, if the Index performance is -15% and you elected a
Floor of -10%, the Company will credit -10% to the Risk Control Account Value. We offer eleven Floor options for one-year Interest Terms which provide different levels of protection:  0%, -1%, -2%, -3%, -4%,
-5%, -6%, -7%, -8%, -9%, and -10%. If you allocate to a Risk Control Account with a Floor Crediting
Strategy, you must also specify your Floor by choosing one of the eleven available options. There is a risk of loss of principal and previously credited interest of up to the Floor (a maximum loss of 10% with a Floor of -10%) each Interest Term due to negative Index performance.
The Buffer represents the maximum amount of negative interest assumed by the Company, and any additional negative interest will be credited to the Risk Control Account at the end of the Interest Term. For
example, if the -10% Buffer option is elected, negative investment performance of the applicable Index will not reduce your Risk Control Account Value if the negative investment performance is between zero and -10% for the Interest Term. If the investment performance is lower than -10% for the Interest Term, your Risk Control Account Value will be reduced by the amount of negative investment performance in excess of -10%. We currently offer Risk Control Accounts that have a -10% Buffer and a -20% Buffer.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative
Index performance that exceeds the Buffer (a maximum loss of 90% with a Buffer of -10%, if the Index declines by 100%) each Interest Term due to negative Index performance.
The Boost increases any negative Index performance by the amount of the Boost. If the Index Return is zero or positive, the Boost is also the minimum Adjusted Index Return (subject to the Cap Rate). For example, if you choose a 10% Boost and the Index Return is -5%, your Risk Control Account value will increase by 5% (the -5% Index Return plus the 10% Boost). If you choose a 10% Boost and the Index
Return is -15%, your Risk Control Account Value will decrease by 5%, (the -15% Index Return plus the
10% Boost). If you choose a 10% Boost and the Index Return is 5%, your Risk Control Account Value will increase by 10%, (the 10% Boost). We currently offer Risk Control Accounts with six-year Interest Terms that have a 10% Boost and 20% Boost. There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Boost (a maximum loss of 90%
with a 10% Boost, if the Index declines by 100%) each Interest Term due to negative Index performance.
Negative investment performance is limited by the Floor, Buffer, and Boost for a given Interest Term, but you could lose more due to losses in subsequent Interest Terms. If you make withdrawals, make Flex
Transfers, or surrender your Contract, the Floor, Buffer, and Boost do not limit losses from the Surrender
Charge, Market Value Adjustment, Interim Value calculation, federal income taxes, additional taxes, or proportionate calculations for withdrawals and Flex Transfers, which could significantly reduce the Death
Benefit and remaining Contract Values.
In deciding between the Floor, Buffer, and Boost options, you should consider the loss potential for each account. The Floor provides the most protection from large losses. Although the Buffer and Boost provide limited protection, there is potential to lose substantially more than the Floor if there are large market losses. Generally, if you elect a Risk Control Account that has relatively more downside protection (for example, a 0% Floor), you will have relatively less upside potential based on your Cap Rate, Participation
Rate, or Dual Step Rate. The additional gain potential should be weighed against the risk of loss.
Each Risk Control Account has either a Cap Rate and a Participation Rate or a Dual Step Rate. These
features limit the amount of positive interest credited to the Risk Control Account at the end of an Interest
Term. We set the Cap Rate, Participation Rate, and Dual Step Rate for each Risk Control Account at the start of each Interest Term and guarantee them for the duration of the Interest Term.
The Cap Rate is the maximum amount of any positive Index interest that we will credit you at the end of an Interest Term. Positive Index performance will increase your Risk Control Account Value by up to the
Cap Rate. For example, if the Index Return is 15% and the Cap Rate is 10%, the Company will credit
10%. Generally, the Cap Rate varies according to the level of risk you accept in choosing a Floor, Buffer, or Boost. For example, the Cap Rate would be higher for the -10% Floor (allowing potentially greater increases and decreases) and lower for the 0% Floor (limiting the amount of potential increases and decreases). Similarly, the Cap Rate will also be higher for a -10% Buffer or 10% Boost than for a -20%
Buffer or 20% Boost. Generally, the Cap Rate will also be higher for a six-year Interest Term than a one-
year Interest Term. With the Cap Rate, you may receive only a portion of any positive Index performance.
The Dual Step Rate is the Adjusted Index Return that we will credit you when the Index Return is greater than or equal to the applicable Buffer. In other words, if you choose a Buffer of -10%, the Dual Step Rate will only apply if there is negative Index Return that is -10% or better, or a positive Index Return. We will not credit you interest from positive Index performance that exceeds the Dual Step Rate. For example, if the Buffer is -10% and the Index Return is -5% (which is greater than the Buffer), and the Dual Step Rate is 50%, we would credit you with the Dual Step Rate of 50%. Similarly, if the Buffer is -10% and there is a positive Index Return of 60%, and the Dual Step Rate is 50%, we would credit you with the Dual Step
Rate of 50%. However, if the Buffer is -10% and the Index Return is -15% (which is less than the Buffer), the Dual Step Rate would not apply, and we would credit you with -5% (the -15% Index Return minus the
-5% Buffer). With the Dual Step Rate, you may receive only a portion of any positive Index performance. If you allocate to a Risk Control Account with a Dual Step Rate, you should understand that a negative
Index Return after application of the Buffer may drastically change the amount credited to you. For example, if the Buffer is -10%, the Dual Step Rate is 40%, and the Index Return is -10%, we would credit you 40%. However, if the Index Return is -10.01%, we would credit you -0.01%. Daily changes in your
Risk Control Account Value may also be more significant than for other strategies due to the potential for small negative market movements around the Buffer to have large impacts on the Interim Value, especially near the end of the Interest Term.
The Participation Rate is the percentage of positive Index interest that we will credit you at the end of an
Interest Term. For Risk Control Accounts with a Buffer or Floor, the Participation Rate is applied to any positive Index Return. For example, if the Index Return is 15% and the Participation Rate is 110%, we
would credit you 16.5% (110% of 15%). For Risk Control Accounts with a Boost, the Participation Rate is applied to any Index Return that is greater than the Boost. For example, if the Boost is 10%, the Index
Return is 15%, and the Participation Rate is 110%, we would credit you 15.75% (the 10% Boost plus
110% of 5%, the Index Return that is greater than the Boost). With a Participation Rate that is less than
100%, you may receive only a portion of any positive Index performance.
The initial Cap Rate, Participation Rate, Dual Step Rate, and Fixed Interest Rate are available in advance of the Contract Issue Date and will be provided by your financial professional or by calling the Company at 1-800-798-5500. We will forward advance written notice to Owners of any change in the Cap Rate,
Participation Rate, and Dual Step Rate for the subsequent Interest Term at least two weeks before the end of the current Interest Term. This notice will describe the Owner’s right to transfer Contract Value between available Allocation Options. The current Cap Rates, Participation Rates, and Dual Step Rates being offered for new Interest Terms of the available Risk Control Accounts can be located at the following publicly accessible website:https://www.trustage.com/zonechoice-advantage-annuity-rates. The rates posted on that website address are incorporated by reference into this prospectus.
Setting the Crediting Strategies
We consider various factors in determining the Crediting Strategies and associated rates, including investment returns, the costs of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends, and competitive factors. We determine the rates for the Cap Rate, Dual Step Rate, Participation Rate, Floor, Buffer, and Boost at our
sole discretion.
Risk Control Account Availability and Changes
The Floor, Buffer, and Boost for a Risk Control Account will not change unless the Risk Control Account is discontinued. We set the Cap Rate, Participation Rate, and Dual Step Rate for each Risk Control
Account, and the Fixed Interest Rate for the Fixed Account, at the start of each Interest Term and guarantee them for the duration of the Interest Term. During the life of your Contract, the Fixed
Account and a Risk Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum
100% Participation Rate will always be available. Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
We may not always make available Risk Control Accounts with Buffers or Boosts. However, if we offer one or more Risk Control Accounts with Buffers, an option with a Buffer of -10% or more will be available.
If we offer one or more Risk Control Accounts with Boosts, an option with a Boost of 10% or more will be available. To the extent we make available other Risk Control Accounts with Cap Rates, Participation
Rates, or Dual Step Rates, we will apply the following minimum guarantees:
•The Cap Rate for Risk Control Accounts with one-year Interest Terms will be at least 1%.
•The Cap Rate for Risk Control Accounts with six-year Interest Terms will be at least 10%.
•The Dual Step Rate for six-year Interest Terms will be at least 10%.
•For Contracts issued on or before May 1, 2026, the Participation Rate will be at least 100%.
•For Contracts issued after May 1, 2026, the Participation Rate will be at least 10%.
We may offer additional Risk Control Accounts at our discretion, which includes offering additional or different Indices, Crediting Strategies, or Interest Terms. If we add a Risk Control Account, you will not be able to allocate your Contract Value to the new Risk Control Account until the start of the next available
Interest Term for that Risk Control Account.
We may also discontinue a Risk Control Account or Index at our discretion effective as of the end of an
Interest Term. In the case of certain Index changes, we may discontinue an Index and substitute a new
Index for a Risk Control Account before the end of an Interest Term. If an Index is discontinued and we do not provide a substitute Index, a Risk Control Account may be discontinued before the end of an Interest
Term. Such a change will be subject to any required regulatory approval. Any change we make will be on a non-discriminatory basis.
We reserve the right to add or substitute any Index. Generally, the Index associated with a given Risk
Control Account will remain unchanged for the duration of the Interest Term. However, if the publication of an Index is discontinued or the calculation of that Index is materially changed, we may substitute a suitable Index that will be used for the remainder of the Interest Term. Examples of such material changes to the Index include, without limitation: a contractual dispute between us and the Index provider, changes that make it impractical or too expensive to purchase derivatives to hedge the Index, or changes that result in significantly different Index Values or performance. The performance of the new Index may differ from the original Index, which may affect the interest credited to the Risk Control Account and the interest you earn under the Contract. However, a change in the Index will not change the Cap
Rate, Participation Rate, Dual Step Rate, Floor, Buffer, or Boost for your Contract at the time of the change.
If we remove an Index, we will attempt to add a suitable alternative index that is substantially similar to the
Index being replaced on the same day that we remove the Index. To determine the Index Return, we will add (1) the percentage change in the Index from the beginning of the Interest Term to the date on which the Index became unavailable and (2) the percentage change for the substitute Index from the date of substitution until the end of the Interest Term.
If we are unable to substitute a new Index at the same time an Index ceases to be available, there may be a brief interval between the date on which we remove the Index and add a substitute Index. In this situation, your Contract Value will continue to be allocated to the Risk Control Accounts. However, during the interim period, your Contract Value (including any Interim Value) will be based on the percentage change in the Index from the beginning of the Interest Term to the date on which the Index became unavailable under the Contract, which means market changes during the delay will not be used to determine your Risk Control Account Value.
In the unlikely event that an Index is discontinued, we do not provide a substitute Index, and the Risk
Control Account is discontinued during an Interest Term as a result, we will credit interest from the beginning of the Interest Term until the date the Risk Control Account is discontinued using the percentage change in the Index from the beginning of the Interest Term to the date on which the Index became unavailable. The resulting Risk Control Account Value will be transferred to the Fixed Account for the remainder of the Interest Term, where it will earn the Fixed Interest Rate starting on the date of transfer until the next Contract Anniversary. The amount of interest you earn in the Fixed Account may be less than the amount you would have earned in the Risk Control Account at the end of the Interest Term.
If there is a delay between the date we remove the Index and the date we transfer value to the Fixed
Account, your Risk Control Account Value prior to the transfer will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
Such a change will be subject to any required regulatory approval, such as any required approval of the
Index by the insurance department in your state.
We will notify you of a Risk Control Account or Index change and its effective date by sending you written notice at your last known address.
An Index or Risk Control Account change may negatively affect interest credited and your resulting Contract Value, as well as how you want to allocate Contract Value between available
Allocation Options.
Index Annual Return Examples
The bar charts shown below provide the annual returns for each Index for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns for each Index after applying a hypothetical 5% Cap and hypothetical -10% Buffer. The charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.
The performance below is NOT the performance of any Risk Control Account. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Risk Control
Accounts, and does not reflect Contract fees and charges, including Surrender Charges, Interim
Value calculation and the Market Value Adjustment, which reduce performance.

* Except for the Barclays Risk Balanced Index, each Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
** The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
***The Buffer strategy is not available for the Barclays Risk Balanced Index for new Interest Terms beginning after May 1, 2026.

CONTRACT VALUE

On the Contract Issue Date, your Contract Value equals the Purchase Payment. After the Contract Issue
Date, during the Accumulation Period, your Contract Value is equal to the sum of the account value in all
Allocation Options, including the Fixed Account Value and the Risk Control Account Value(s). The
calculation of account value varies by Allocation Option as described below.
Fixed Account Value
The Fixed Account Value is equal to:
•The amount applied to the Fixed Account at the start of the current Interest Term; minus
•Any withdrawals (including any Surrender Charge and Market Value Adjustment); plus
•Any Flex Transfers; plus
•The daily credited interest.
The Interim Value does not apply to Contract Value in the Fixed Account.
Risk Control Account Value
Your Contract Value allocated to the Risk Control Accounts for any Valuation Period is equal to the sum of your Risk Control Account Value in each Risk Control Account. The Risk Control Account Value varies based on the Business Day it is calculated:
•On the first Business Day of an Interest Term:  the Crediting Base.
•On the last Business Day of an Interest Term: the Crediting Base multiplied by the sum of one plus the Adjusted Index Return.
•On every other Business Day:  the Interim Value.
Crediting Base
The Crediting Base is equal to the amount allocated to a Risk Control Account at the start of the Interest
Term, reduced proportionally for any withdrawals during the Interest Term.
For this purpose, "withdrawals" as used in this section include partial withdrawals, Flex Transfers, a full surrender, Death Benefit payments, or amounts withdrawn to be applied to an Income
Payout Option.
A withdrawal will proportionally reduce the Crediting Base by the ratio of the withdrawal to the Risk
Control Account Value immediately prior to the withdrawal. Withdrawals include any applicable Surrender
Charge and Market Value Adjustment. A proportional reduction to the Crediting Base could be larger than the amount of the withdrawal.
•If the Risk Control Account Value immediately prior to the withdrawal is greater than the Crediting
Base, the reduction to the Crediting Base will be less than the amount of the withdrawal.
•If the Risk Control Account Value immediately prior to the withdrawal is less than the Crediting
Base, the reduction to the Crediting Base will be greater than the amount of the withdrawal.

The following formulas are used for this calculation:
•Withdrawal as a percentage of Risk Control Account Value = withdrawal / (Risk Control Account
Value immediately prior to withdrawal), where “withdrawal” includes any applicable Surrender
Charge and Market Value Adjustment
•Reduction in Crediting Base = (Crediting Base before withdrawal) x (withdrawal as a percentage of Risk Control Account Value)
•Crediting Base After Withdrawal = (Crediting Base before withdrawal) – (reduction in Crediting
Base)
The Crediting Base is not used for the Fixed Account.
Examples of Crediting Base After a Withdrawal or Flex Transfer
Note, “withdrawal,” as used in the examples below, includes partial withdrawals, Flex Transfers, a full surrender, Death Benefit payments, or amounts withdrawn to be applied to an Income Payout
Option. Withdrawals include any applicable Surrender Charge and Market Value Adjustment. The Interim
Value is reflected in the Risk Control Account Value.
Example 1. Risk Control Account Value immediately prior to the withdrawal is greater than the Crediting
Base.
Assume the following:
•Crediting Base before withdrawal = $100,000
•Withdrawal = $20,000
•Risk Control Account Value at time of withdrawal = $115,000
Step 1: Calculate the withdrawal as a percentage of Risk Control Account Value
•Withdrawal as a percentage of Risk Control Account Value = withdrawal / (Risk Control Account
Value immediately prior to withdrawal)
•Withdrawal as a percentage of Risk Control Account Value = $20,000 / $115,000 = 0.173913
Step 2: Calculate the reduction in the Crediting Base
•Reduction in Crediting Base = (Crediting Base before withdrawal) x (withdrawal as a percentage of Risk Control Account Value)
•Reduction in Crediting Base = $100,000 x 0.173913 = $17,391.30
Step 3: Calculate the Crediting Base after withdrawal
•Crediting Base after withdrawal = (Crediting Base before withdrawal) – (reduction in Crediting
Base)
•Crediting Base after withdrawal = $100,000 - $17,391.30 = $82,608.70
In this example, because the Risk Control Account Value immediately prior to the withdrawal is greater than the Crediting Base, the reduction to the Crediting Base ($17,391.30) is less than the amount of the withdrawal ($20,000).
Example 2. Risk Control Account Value immediately prior to the withdrawal is less than the Crediting
Base.
Assume the following:
•Crediting Base before withdrawal = $100,000
•Withdrawal = $20,000

•Risk Control Account Value at time of withdrawal = $80,000
Step 1: Calculate the withdrawal as a percentage of Risk Control Account Value
•Withdrawal as a percentage of Risk Control Account Value = withdrawal  / (Risk Control Account
Value immediately prior to withdrawal)
•Withdrawal as a percentage of Risk Control Account Value = $20,000 / $80,000 = 0.25
Step 2: Calculate the reduction in the Crediting Base
•Reduction in Crediting Base = (Crediting Base before withdrawal ) x (withdrawal as a percentage of Risk Control Account Value)
•Reduction in Crediting Base = $100,000 x 0.25 = $25,000
Step 3: Calculate the Crediting Base after withdrawal
•Crediting Base after withdrawal = (Crediting Base before withdrawal) – (reduction in Crediting
Base)
•Crediting Base after withdrawal = $100,000 - $25,000 = $75,000
In this example, because the Risk Control Account Value immediately prior to the withdrawal is less than the Crediting Base, the reduction to the Crediting Base ($25,000) is greater than the amount of the withdrawal ($20,000). This illustrates that the Crediting Base calculation may result in a reduction in the
Crediting Base that is significantly larger than the withdrawal amount.
Index Return
On the last Business Day of an Interest Term the Risk Control Account Value equals the Crediting Base multiplied by the sum of one plus the Adjusted Index Return. The Index Return and Adjusted Index Return
are calculated to determine the interest credited to a Risk Control Account. The Index Return and
Adjusted Index Return are calculated separately for each Risk Control Account.
The Index Return is the percentage change in the Index from the beginning of the Interest Term to the end of the Interest Term. The Index Return is calculated using the following formula:
Index Return = A / B – 1 where,
•A = Index Value on the last day of the Interest Term
•B = Index Value on the first day of the Interest Term
If the first or last day of the Interest Term does not fall on a Business Day, the closing Index Value for the next Business Day will be used.
Adjusted Index Return
The Adjusted Index Return is the Index Return for the current Interest Term adjusted for the Crediting
Strategy. The calculation of the Adjusted Index Return varies based on the Crediting Strategy:
For the Floor with Participation Rate and Cap Rate Crediting Strategy, the Adjusted Index Return is
calculated as follows:
•If the Index Return is greater than or equal to zero: the lesser of the Cap Rate or the Index Return multiplied by the Participation Rate.
•If the Index Return is less than zero: the greater of the Index Return or the Floor.
Examples: Assume the Floor is -10%, the Cap Rate is 10.00%, and the Participation Rate is 100%.

•If the Index Return is 6.00%, because the Index Return is greater than zero, the Adjusted
Index Return equals the lesser of the Index Return multiplied by the Participation Rate or the
Cap Rate:
oLesser of 6.00%*100% or 10.00% = 6.00%.
•If the Index Return is 16.00%, because the Index Return is greater than zero, the Adjusted
Index Return equals the lesser of the Index Return multiplied by the Participation Rate or the
Cap Rate:
oLesser of 16.00%*100% or 10.00% = 10.00%.
•If the Index Return is -6.00%, because the Index Return is less than zero, the Adjusted Index
Return is the greater of the Index Return or the Floor:
oGreater of -6.00% or -10.00% = -6.00%.
•If the Index Return is -16.00%, because the Index Return is less than zero, the Adjusted
Index Return is the greater of the Index Return or the Floor:
oGreater of -16.00% or -10.00% = -10.00%.
For the Buffer with Participation Rate and Cap Rate Crediting Strategy, the Adjusted Index Return is
calculated as follows:
•If the Index Return is greater than or equal to zero: the lesser of the Cap Rate or the Index
Return multiplied by the Participation Rate.
•If the Index Return is less than zero and greater than the Buffer: zero.
•If the Index Return is less than the Buffer: the Index Return minus the Buffer.
Examples: Assume the Buffer is -10.00%, the Participation Rate is 100%, and the Cap Rate is 10.00%.
•If the Index Return is 6.00%, because the Index Return is greater than zero, the Adjusted Index
Return equals the lesser of the Index Return or the Cap Rate:
◦Lesser of 6.00%*100.0% or 10.00% = 6.00%.
•If the Index Return is 16.00%, because the Index Return is positive, the Adjusted Index Return equals the lesser of the Index Return multiplied by the Participation Rate or the Cap Rate:
◦Lesser of 16.00%*100.0% or 10.00% = 10.00%.
•If the Index Return is -6.00%, because the Index Return is less than zero and greater than the
-10% Buffer, the Adjusted Index Return is zero:
◦0.00%.
•If the Index Return is -16.00%, because the Index Return is less than zero and greater than the
-10% Buffer, the Adjusted Index Return equals the Index Return minus the Buffer:
◦-16.00% - (-10%) = -6.00%.
For the Boost with Participation Rate and Cap Rate Crediting Strategy, the Adjusted Index Return is
calculated as follows:
•If the Index Return is greater than or equal to zero: the lesser of the Cap Rate or the Boost plus the Participation Rate multiplied by any Index Return in excess of the Boost.
•If the Index Return is less than zero: the Index Return plus the Boost.
Examples: Assume the Boost is 10%, the Participation Rate is 100%, and the Cap Rate is 90.00%.
•If the Index Return is 6.00%, because the Index Return is greater than zero, the Adjusted Index
Return equals the lesser of the Cap Rate or the Boost plus the Participation Rate multiplied by any Index Return in excess of the Boost:
◦Lesser of 10% + 100*0% or 90.00% = 10.00%.

•If the Index Return is 16.00%, because the Index Return is greater than zero, the Adjusted Index
Return equals the lesser of the Cap Rate or the Boost plus the Participation Rate multiplied by any Index Return in excess of the Boost:
◦Lesser of 10% + 100%*6% or 90.00% = 16.00%.
•If the Index Return is -6.00%, because the Index Return is less than zero, the Adjusted Index
Return is equal to the Index Return plus the Boost:
◦-6.00% + 10% = 4.00%
•If the Index Return is -16.00%, because the Index Return is less than zero, the Adjusted Index
Return is equal to the Index Return plus the Boost:
◦-16.00% + 10% = -6.00%.
The Adjusted Index Return for the Buffer with Dual Step Rate Crediting Strategy is calculated as follows:
•If the Index Return is greater than or equal to the Buffer: the Dual Step Rate.
•If the Index Return is less than the Buffer: the Index Return minus the Buffer.
Examples: Assume the Buffer is -10.00% and the Dual Step Rate is 50.00%.
•If the Index Return is 6.00%, because the Index Return is greater than the Buffer, the Adjusted
Index Return equals the Dual Step Rate:
◦50.00%.
•If the Index Return is 16.00%, because the Index Return is greater than the Buffer, the Adjusted
Index Return equals the Dual Step Rate:
◦50.00%.
•If the Index Return is -6.00%, because the Index Return is greater than the Buffer, the Adjusted
Index Return equals the Dual Step Rate:
◦50.00%.
•If the Index Return is -16.00%, because the Index Return is less than the Buffer, the Adjusted
Index Return equals the Index Return minus the Buffer:
◦-16.00% - (-10%) = -6.00%.
Risk Control Account Value Calculation on the Last Business Day of an Interest Term
The following examples illustrate how investment performance of the reference Index is applied in crediting interest to the Risk Control Accounts. In each case, the following steps are used. Additional details and examples for each step in these calculations are provided above.
•Step 1 - Calculate the Index Return, which equals the Index Value on the last day of the Interest
Term divided by the Index Value on the first day of the Interest Term minus one.
•Step 2 - Calculate the Adjusted Index Return using the Index Return from Step 1 and the applicable Crediting Strategy. See above for additional examples of these calculations.
•Step 3 - Calculate the Risk Control Account Value, which equals the Crediting Base multiplied by the sum of one plus the Adjusted Index Return from Step 2.
No withdrawals or Flex Transfers are assumed to occur under these examples and all values are determined on the last Business Day of an Interest Term. The examples illustrate hypothetical circumstances solely for the purpose of demonstrating Risk Control Account calculations and are not intended as estimates of future performance of the Index.
Example 1: Floor with Cap Rate and Participation Rate Crediting Strategy with a positive Index Return greater than the Cap Rate.
Assumptions:

•Crediting Base: $100,000
•Floor: -10.00%
•Cap Rate: 15.00%
•Participation Rate: 100%
•Index Value as of the first day of the Interest Term: 1000
•Index Value as of the last day of the Interest Term: 1300
Step 1: Calculate the Index Return: 30.00%
Step 2: Calculate the Adjusted Index Return: 15.00%
Step 3: Calculate the Risk Control Account Value: $115,000
Example 2: Floor with Cap Rate and Participation Rate Crediting Strategy with a negative Index Return.
Assumptions:
•Crediting Base: $100,000
•Floor: -10.00%
•Cap Rate: Uncapped
•Participation Rate: 100%
•Index Value as of the first day of the Interest Term: 1000
•Index Value as of the last day of the Interest Term: 700
Step 1: Calculate the Index Return: -30.00%
Step 2: Calculate the Adjusted Index Return: -10.00%
Step 3: Calculate the Risk Control Account Value: $90,000
Example 3: Buffer with Cap Rate and Participation Rate Crediting Strategy with a positive Index Return.
Assumptions:
•Crediting Base: $100,000
•Buffer: -10.00%
•Cap Rate: 10.00%
•Participation Rate: 115%
•Index Value as of the first day of the Interest Term: 1000
•Index Value as of the last day of the Interest Term: 1300
Step 1: Calculate the Index Return: 30.00%
Step 2: Calculate the Adjusted Index Return: 34.50%
Step 3: Calculate the Risk Control Account Value: $134,500
Example 4: Buffer with Cap Rate and Participation Rate Crediting Strategy with an Index Return less than zero and greater than the Buffer.
Assumptions:
•Crediting Base: $100,000
•Buffer: -10.00%
•Cap Rate: Uncapped
•Participation Rate: 115%
•Index Value as of the first day of the Interest Term: 1000
•Index Value as of the last day of the Interest Term: 950
Step 1: Calculate the Index Return: -5.00%
Step 2: Calculate the Adjusted Index Return: 0.00%
Step 3: Calculate the Risk Control Account Value: $100,000

Example 5: Buffer with Cap Rate and Participation Rate Crediting Strategy with an Index Return less than the Buffer.
Assumptions:
•Crediting Base: $100,000
•Buffer: -10.00%
•Cap Rate: Uncapped
•Participation Rate: 115%
•Index Value as of the first day of the Interest Term: 1000
•Index Value as of the last day of the Interest Term: 700
Step 1: Calculate the Index Return: -30.00%
Step 2: Calculate the Adjusted Index Return: -20.00%
Step 3: Calculate the Risk Control Account Value: $80,000
Example 6: Boost with Cap Rate and Participation Rate Crediting Strategy with a positive Index Return
Assumptions:
•Crediting Base: $100,000
•Boost: 10.00%
•Cap Rate: 200.00%
•Participation Rate: 110%
•Index Value as of the first day of the Interest Term: 1000
•Index Value as of the last day of the Interest Term: 1300
Step 1: Calculate the Index Return: 30.00%
Step 2: Calculate the Adjusted Index Return: 32.00%
Step 3: Calculate the Risk Control Account Value: $132,000
Example 7: Boost with Cap Rate and Participation Rate Crediting Strategy with a negative Index Return.
Assumptions:
•Crediting Base: $100,000
•Boost: 10.00%
•Cap Rate: Uncapped
•Participation Rate: 110%
•Index Value as of the first day of the Interest Term: 1000
•Index Value as of the last day of the Interest Term: 700
Step 1: Calculate the Index Return: -30.00%
Step 2: Calculate the Adjusted Index Return: -20.00%
Step 3: Calculate the Risk Control Account Value: $80,000
Example 8: Buffer with Dual Step Rate and a positive Index Return
Assumptions:
•Crediting Base: $100,000
•Buffer: -10.00%
•Dual Step Rate: 60.00%
•Index Value as of the first day of the Interest Term: 1000
•Index Value as of the last day of the Interest Term: 1300
Step 1: Calculate the Index Return: 30.00%
Step 2: Calculate the Adjusted Index Return: 60.00%

Step 3: Calculate the Risk Control Account Value: $160,000
Example 9: Buffer with Dual Step Rate and a negative Index Return
Assumptions:
•Crediting Base: $100,000
•Buffer: -10.00%
•Dual Step Rate: 60.00%
•Index Value as of the first day of the Interest Term: 1000
•Index Value as of the last day of the Interest Term: 700
Step 1: Calculate the Index Return: -30.00%
Step 2: Calculate the Adjusted Index Return: -20.00%
Step 3: Calculate the Risk Control Account Value: $80,000
Interim Value
The Interim Value is the value for a Risk Control Account on any day other than the first and last Business
Day of an Interest Term. The Interim Value may change each Business Day, and the change may be positive or negative. The Interim Value may reflect a negative return even when the Index increases, may reflect a positive return even if the Index decreases, and may be lower than the amount that would have been available at the end of the Interest Term. See "Charges and Adjustments - Interim Value."
The Interim Value reflects the change in value of derivative instruments that hedge market risks associated with the Risk Control Accounts. Using the Interim Value protects the Company from market losses relating to changes in the value of the investments that support the Risk Control Accounts when withdrawals or Flex Transfers are made during the Interest Term. The Interim Value is determined using an option pricing formula, is calculated separately for each Risk Control Account, and varies based on the
Crediting Strategy.
The Interim Value for a Risk Control Account is calculated using the following formula:
•Crediting Base x [1 + (Hypothetical Option Value – Amortized Option Cost – Trading Costs)]
Hypothetical option value is the hypothetical option value as of the current Business Day, expressed as a percentage of the Crediting Base. The hypothetical derivatives include calls and puts. The current value of the hypothetical call options reflects the potential for increases in the reference Index during the Interest
Term. The current value of the hypothetical put options reflects the potential for decreases in the reference Index during the Interest Term.
Amortized option cost is the hypothetical option value as of the start of the Interest Term, adjusted for the time elapsed in the Interest Term. To adjust for the time elapsed in the Interest Term, the hypothetical option value as of the start of the Interest Term is multiplied by the number of days remaining in the
Interest Term divided by the total number of days in the Interest Term. Amortized option cost is expressed as a percentage of the Crediting Base.
Trading costs represent the reasonably expected additional cost of selling the hypothetical options. The trading cost may vary by Risk Control Account and time remaining and is expressed as a percentage of the Crediting Base.
The hypothetical option value used in determining the Interim Value is calculated as follows:
•For the Floor with Participation Rate and Cap Rate Crediting Strategy: Participation Rate x (long call - short call) - short put + long put.

•For the Buffer with Participation Rate and Cap Rate Crediting Strategy: Participation Rate x (long call - short call) - short put.
•For the Boost with Participation Rate and Cap Rate Crediting Strategy: Participation Rate x (long call - short call) - short put + Boost discounted at the risk-free rate.
•For the Buffer with Dual Step Rate Crediting Strategy: Dual Step Rate x long digital call - short put.
The following inputs are used to calculate the hypothetical call and put option values under a Black-
Scholes pricing model. The implied volatility, divided rate, and risk-free rate are obtained from independent third parties.
Strike Price of the Option. The strike price varies for each derivative instrument. The strike price for each derivative instrument is described below.
•Long call:
◦Floor and Buffer Crediting Strategies: Index Value as of the start of the Interest Term
◦Boost Crediting Strategies: Index Value x (1 + Boost)
•Short put:
◦Floor and Boost Crediting Strategies: Index Value as of the start of the Interest Term
◦Buffer Crediting Strategies: (Index Value at start of the Interest Term) x (1 + Buffer)
•Long put (Floor Crediting Strategies only):
◦(Index Value at start of the Interest Term) x (1 + Floor)
•Short call:
◦Floor and Buffer Crediting Strategies: (Index Value as of the start of the Interest Term) x
(1 + Cap Rate/Participation Rate)
◦Boost Crediting Strategies: (Index Value as of the start of the Interest Term) x (1 + (Cap
Rate – Boost)/Participation Rate + Boost)
•Long digital call (Buffer with Dual Step Rate Crediting Strategies only)
◦(Index Value at start of the Interest Term) x (1 + Buffer)
The value of the call or put option is measured as a percentage of the Crediting Base.
Time Remaining. Represents the portion of the Interest Term remaining. It is measured as the number of whole and partial years remaining in the Interest Term.
Strike Ratio. The strike price of the option divided by the closing value for the reference Index as of the current Business Day.
Implied Volatility. The implied volatility is approximated using observed option prices. Linear interpolation is used between implied volatilities for similar options with the closest available time remaining and strike ratio.
Dividend Rate of the Index for the Remaining Term of the Option. The dividend rate for the time remaining using linearly interpolated rates or implied from market data.
Risk-Free Interest Rate for the Remaining Term of the Option. The risk-free rate is a benchmark rate used for the U.S. financial services industry in valuing financial instruments, with a maturity equal to the time remaining in the Interest Term. If there is no corresponding length, linear interpolation is used using rates with the closest remaining term.
For examples of how we calculate the Interim Value, please refer to the Statement of Additional
Information.

CHARGES AND ADJUSTMENTS

Surrender Charge
During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual Free Withdrawal Amount. The Surrender Charge schedule is expressed as a percentage of the Contract Value withdrawn or surrendered as shown below.
For Contracts issued before October 1, 2026:

Contract Year	Surrender Charge Percentage
1	8%
2	8%
3	8%
4	7%
5	6%
6	5%
7+	0%
For Contracts issued on or after October 1, 2026:

Contract Year	Surrender Charge Percentage
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7+	0%
The Surrender Charge is assessed before application of the Market Value Adjustment. For examples of how we calculate the Surrender Charge, please refer to the Statement of Additional Information.
We will not assess the Surrender Charge on:
•Withdrawals under the Nursing Home or Hospital waiver or Terminal Illness waiver;
•Refunds under the Right to Examine;
•Required Minimum Distributions that are withdrawn under the automatic withdrawal program provided by the Company;
•The Annual Free Withdrawal Amount;
•Death Benefit proceeds;
•Amounts withdrawn after the first six Contract Years;
•Contract Value applied to an Income Payout Option using the income option tables shown on the
Data Page; and
•Transfers (including Flex Transfers).
We will waive the Surrender Charge and Market Value Adjustment in the case of a partial withdrawal or surrender where the Owner or Annuitant qualifies for the Nursing Home or Hospital or Terminal Illness
waiver. Before granting the waiver, we may request a second opinion or examination of the Owner or

Annuitant by one of our examiners. We will bear the cost of such second opinion or examination. If there is a conflicting opinion between physicians, the Company’s physician will rule. Each waiver may be exercised only one time.
•Nursing Home or Hospital Waiver. We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant is confined to a licensed nursing home or hospital and has been confined to such nursing home or hospital for at least 90 consecutive days after the latter of the Contract Issue Date or the date of change of the Owner or Annuitant. A hospital refers to a facility that is licensed and operated as a hospital according to the law of the jurisdiction in which it is located. A nursing home refers to a facility that is licensed and operates as a nursing facility according to the law of the jurisdiction in which it is located. We require verification of confinement to the nursing home or hospital, and such verification must be signed by the administrator of the facility.
•Terminal Illness Waiver. We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant has a life expectancy of 12 months or less due to illness or accident. As proof, we require a determination of the Terminal Illness. Such determination must be signed by the licensed physician making the determination after the latter of Contract Issue Date or the date of change of the Owner or Annuitant. The physician may not be a member of your or the Annuitant’s immediate family.
Any state variations with respect to the availability, terms, and/or benefits of the Surrender Charge waivers are provided in Appendix B.
Even if you do not pay a Surrender Charge because of the waivers, you still may be required to pay taxes, and additional taxes on the amount withdrawn. You should consult a tax adviser to determine the effect of a partial withdrawal on your taxes. Additionally, any applicable Interim Value will apply to amounts withdrawn under this Waiver and there may be a proportionate reduction in the Crediting Base and Death
Benefit.
Surrender Charges offset promotion, distribution expenses, and investment risks born by the Company.
To the extent Surrender Charges are insufficient to cover these risks and expenses, the Company will pay for the costs that it incurs from its General Account.
Interim Value
The Interim Value is the value for a Risk Control Account on any day other than the first and last Business
Day of an Interest Term. See "Contract Value - Interim Value." The Interim Value may change each
Business Day, and the change may be positive or negative. For Contract Value allocated to a Risk Control
Account, if you take a withdrawal, make a Flex Transfer, surrender your Contract, die, or begin Income
Payout Options, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting Base proportionally. You bear the risk that the Interim
Value may decrease your Risk Control Account Value (and consequently, other values under the
Contract) if you withdraw or transfer amounts from a Risk Control Account during the Interest Term. The
Interim Value is not applied to Contract Value in the Fixed Account.
The Interim Value may reflect a negative return even when the Index increases, may reflect a positive return even if the Index decreases, and may be lower than the amount that would have been available at the end of the Interest Term. You may have an Interim Value that reflects a negative return regardless of the Crediting Strategy selected; for example, the Interim Value could reflect negative returns that exceed the applicable Floor, that apply even if Index losses were within the applicable Buffer, or that are not offset by the applicable Boost.

An Interim Value that reflects a negative return will reduce the values under the Contract, and it is possible in extreme circumstances to lose up to 100% of your principal and previously credited interest allocated to a Risk Control Account due to the Interim Value calculation if you take a withdrawal, make a Flex Transfer, surrender your Contract, die, or begin Income Payout Options before the expiration of an Interest Term. Additionally, only the Crediting Base remaining in the
Risk Control Account after the withdrawal or Flex Transfer will be credited interest, positive or negative, at the end of the Interest Term.
Market Value Adjustment
A partial withdrawal or full surrender of the Contract may be adjusted (increased or decreased) for the
Market Value Adjustment. The Market Value Adjustment applies during the first six Contract Years to every Allocation Option, including the Fixed Account, even if the Allocation Options elected have an
Interest Term of less than six years. The Market Value Adjustment does not apply to transfers (including
Flex Transfers) or to the Annual Free Withdrawal Amount.
The Market Value Adjustment reflects the change in value of the investments that support the guarantees under the Contract upon withdrawal during the first six Contract Years.
You may obtain information about the Market Value Adjustment by calling us.
A negative Market Value Adjustment could significantly decrease the amount you receive from a withdrawal or surrender. In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value. You directly bear the investment risk associated with a Market Value Adjustment. You should carefully consider your income needs before purchasing the Contract.
Purpose of the Market Value Adjustment. The Market Value Adjustment helps protect us from market losses relating to changes in the value of the investments that support the guarantees under the Contract when amounts are withdrawn from an Allocation Option before the end of the first six Contract Years. You bear the risk that the Market Value Adjustment may decrease the amount of a withdrawal made during the six-year period.
Application. If the combination of the Constant Maturity Treasury rate and ICE BofA Index has increased at the time of withdrawal over their levels at your Contract Issue Date, the Market Value Adjustment will be negative and will decrease the Surrender Value or amount you receive from a partial withdrawal by the amount of the Market Value Adjustment. Similarly, if the combination of the Constant Maturity Treasury rate and ICE BofA Index has decreased at the time of surrender or partial withdrawal over their levels at your Contract Issue Date, the Market Value Adjustment will be positive and will increase the Surrender
Value or amount you receive from a partial withdrawal by the amount of the Market Value Adjustment.
We will not assess the Market Value Adjustment on:
•Withdrawals under the Nursing Home or Hospital Waiver or Terminal illness waiver;
•Refunds under the Right to Examine;
•Required Minimum Distributions that are withdrawn under an automatic withdrawal program provided by us;
•The Annual Free Withdrawal Amount;
•Death Benefit proceeds;
•Amounts withdrawn after the first six Contract Years; and
•Contract Value applied to an Income Payout Option using the income option tables shown on the
Data Page; and
•Transfers (including Flex Transfers).

For more information about the Market Value Adjustment and examples of how we calculate Market Value
Adjustments, please refer to the Statement of Additional Information.
IMPORTANT: You directly bear the investment risk associated with the Interim Value calculation and the Market Value Adjustment. You should carefully consider your income needs before purchasing the Contract.
Premium Taxes
Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. However, premium taxes are not currently charged to Contract holders. State premium taxes currently range from 0% to 3.5%.
Other Information
We assume investment risks and costs in providing the guarantees under the Contract. These investment risks include the risks we assume in providing the Floors, Buffers, and Boosts for the Risk Control
Accounts, the Fixed Interest Rate for the Fixed Account, the surrender rights available under the Contract, the Death Benefit, and the income payments. We must provide the rates and benefits set forth in your
Contract regardless of how our General Account investments that support the guarantees we provide perform. To help manage our investment risks, we engage in certain risk management techniques. There are costs associated with those risk management techniques. You do not directly pay the costs associated with our risk management techniques. However, we take those costs into account when we set rates and guarantees under your Contract.

ACCESS TO YOUR MONEY

Partial Withdrawals
At any time during the Accumulation Period you may make partial withdrawals by Authorized Request in
Good Order. The minimum partial withdrawal amount is $100. Unless you instruct us otherwise, withdrawals will be processed proportionally from the Contract Value in all Allocation Options. Any applicable Surrender Charge, Market Value Adjustment, and Interim Value calculation will affect the amount available for a partial withdrawal. We will pay you the amount you request in connection with a partial withdrawal by reducing Contract Value in the Fixed Account or the appropriate Risk Control
Accounts.
Partial withdrawals for less than $25,000 are permitted by telephone and in writing. The written consent of all Owners must be obtained before we will process the partial withdrawal. If an Authorized Request in
Good Order is received by 4:00 P.M. Eastern Time, the withdrawal will be processed that day. If an
Authorized Request in Good Order is received after 4:00 P.M. Eastern Time, the withdrawal will be processed on the next Business Day.
If a partial withdrawal would cause your Surrender Value to be less than $2,000, we will treat your request for partial withdrawal as a request for full surrender of your Contract. Before processing the full surrender, we will attempt to contact you or your financial professional to provide the opportunity for you to take a lower amount to maintain a Surrender Value of at least $2,000. If we are unable to contact you within one
Business Day after receiving your request, we will process the full surrender.

The Contract may not be appropriate for investors who plan to take withdrawals (including systematic withdrawals and Required Minimum Distributions) or surrender the Contract.
Withdrawals during the first six Contract Years may be subject to a Market Value Adjustment and
Surrender Charge. All withdrawals and transfers from a Risk Control Account prior to the end of an Interest Term are subject to the Interim Value calculation and proportional reduction of the
Crediting Base. Withdrawals reduce the Purchase Payment, which is used to determine the Death
Benefit, by the ratio of the withdrawal (including any Surrender Charge and Market Value
Adjustment) to the Contract Value immediately prior to the withdrawal. As a result, reductions due to withdrawals may be substantially more than the amount withdrawn, could significantly decrease your Death Benefit and remaining Contract Values, and could terminate the Contract.
Systematic Withdrawals
Our systematic withdrawal program is an administrative program designed for you to take recurring automatic withdrawals at the frequency you select. You can receive payments, monthly, quarterly, semi-
annually, or annually, subject to the $100 minimum partial withdrawal amount and minimum Surrender
Value described in this section. Although the Contract permits systematic withdrawals (including for
Required Minimum Distributions under the Internal Revenue Code) from the Risk Control Accounts, these withdrawals may have an adverse effect on your values under the Contract. If you intend to make ongoing withdrawals, you should consult a financial professional to determine whether the Contract is appropriate for you. See "Benefits Available Under the Contract - Systematic Withdrawals."
Surrenders
You may surrender your Contract for the Surrender Value at any time during the Accumulation Period by
Authorized Request. The consent of all Owners must be obtained before the Contract is surrendered. If an Authorized Request in Good Order is received before 4:00 P.M. Eastern Time on a Business Day, the surrender will be processed that day. If an Authorized Request in Good Order is received at or after 4:00
P.M. Eastern Time on a Business Day or on a non-Business Day, the surrender will be processed on the next Business Day.
If you surrender the Contract, you will be paid the Surrender Value, as of the Business Day we received your Authorized Request in Good Order.
The Surrender Value is calculated separately for the Fixed Account and Risk Control Accounts.
The Surrender Value for the Fixed Account is equal to:
a)Your Fixed Account Value at the end of the Valuation Period in which we receive your Authorized
Request; minus
b)Any applicable Surrender Charge; adjusted for
c)Any applicable Market Value Adjustment; and
d)Where the resulting value is not less than the Fixed Account Nonforfeiture Value.
The Surrender Value for the Risk Control Accounts is equal to:
a)Your Risk Control Account Value at the end of the Valuation Period in which we receive your
Authorized Request; minus
b)Any applicable Surrender Charge; and adjusted for
c)Any applicable Market Value Adjustment.
Instead of crediting interest to amounts that are surrendered prior to the end of the Interest Term, the amount surrendered is based on the Interim Value (which may reflect a positive or negative return) and will reduce the Crediting Base proportionally. The Surrender Value could be significantly lower than your Contract Value due to the Interim Value calculation, Market Value
Adjustment, and Surrender Charge. A surrender is subject to income tax and, if taken before age

59½, a 10% additional tax may apply. You should consult a tax adviser before requesting a surrender.
Upon payment of the Surrender Value, your Contract is terminated, and we have no further obligation under the Contract. We may require that the Contract be returned to our Administrative Office prior to making payment of the Surrender Value. The Surrender Value will not be less than the amount required by state law or the Interstate Insurance Product Regulation Commission, depending on the state in which the Contract was delivered for sale. We will pay you the amount you request in connection with a full surrender by withdrawing Contract Value in the Fixed Account and the Risk Control Accounts.
Annual Free Withdrawal Amount
During the first six Contract Years, you can withdraw up to the Annual Free Withdrawal Amount each
Contract Year without incurring a Surrender Charge or Market Value Adjustment. The Annual Free
Withdrawal Amount is equal to 10% of the Contract Value determined at the beginning of each Contract
Year. Any unused Annual Free Withdrawal Amount will not carry over to any subsequent Contract Year.
The Annual Free Withdrawal Amount is still subject to Interim Value calculations and proportionate adjustments. Partial annuitization will count toward the Annual Free Withdrawal Amount.
The Annual Free Withdrawal Amount is subtracted from surrenders for purposes of calculating the
Surrender Charge and Market Value Adjustment.
Partial Withdrawal and Surrender Restrictions
Your right to make partial withdrawals and surrender the Contract is subject to any restrictions imposed by any applicable law or employee benefit plan.
Right to Defer Payments
We reserve the right to postpone payment for up to six months after we receive your Authorized Request in Good Order, subject to obtaining prior written approval by the state insurance commissioner if required by the law of the state in which we issued the Contract. In the event we postpone payment, we will pay interest on the proceeds if required by state law, calculated at the effective annual rate and for the time period required under state law.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract. The availability of Allocation Options, Contract benefits, and other Contract features described in this
Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold.
See Appendix B.

Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions and Limitations
Death Benefit	Provides a Death Benefit if the Owner dies during the Accumulation Period	Standard	No Charge	Withdrawals may reduce the Death Benefit by more than the amount of the withdrawal.
Systematic Withdrawals	Provide payments on a schedule as set up by you.	Optional	No Charge	Withdrawals may be subject to a Market Value Adjustment or Surrender Charge.
Death Benefit
Death of the Owner during the Accumulation Period. If the Owner dies during the Accumulation
Period (if there are Joint Owners, after the first Joint Owner dies), a Death Benefit will become payable to the Beneficiary. We will pay the Death Benefit after we receive the following at our Administrative Office in a form and manner satisfactory to us:
•Proof of death of the Owner while the Contract is in force (proof of death may consist of a certified copy of the death record, a certified copy of a court decree reciting a finding of death or other similar proof);
•Our claim form from each Beneficiary, properly completed; and
•Any other documents we require.
If there is a surviving Joint Owner the surviving Joint Owner will be treated as the sole primary
Beneficiary, and any other designated Beneficiary will be treated as a contingent Beneficiary.
The following Death Benefit options are available:
•Option A: If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract as the new Owner. This benefit may only be exercised one time. An individual who does not meet the definition of Spouse may not be able to continue the Contract for that person’s lifetime. That individual must receive the proceeds of the
Contract and any attached endorsements or riders within the time period specified in section
72(s) of the IRC.
•Option B: If the Beneficiary is a natural person, the Death Benefit proceeds will be applied in accordance with section 72(s) of the IRC under one of the Income Payout Options. The income payments must be made for the Beneficiary’s life or a period not extending beyond the
Beneficiary’s life expectancy. Payments must commence within one year of the date of the
Owner’s death.
•Option C: A Beneficiary may receive the Death Benefit proceeds in a single lump sum at any time within five years of the Owner’s death.
Unless option A is elected or payments under Option B commence within one year of the date of the
Owner’s Death, the entire interest in the Contract will be paid under Option C.

If there are multiple Beneficiaries, each Beneficiary will be able to elect to receive his or her share of the benefits under either Option B or Option C. If a Beneficiary does not make such an election, their share of the Death Benefit proceeds will be paid under Option C. Until payment of the Death Benefit proceeds, the proceeds remain in the Contract. Death Benefit proceeds will be distributed 5 years from the Owner’s death or earlier if requested by the Beneficiary. Interest, if any, will be paid on the Death Benefit proceeds under Option C as required by applicable state law. Other minimum distribution rules apply to Qualified
Contracts.
Death of the Annuitant during the Accumulation Period. If an Annuitant who is not an Owner dies during the Accumulation Period and there is a surviving Owner who is a natural person, the following will occur:
•If there is a surviving Joint Annuitant, the surviving Joint Annuitant will become the Annuitant.
•If there is no Joint Annuitant, the Owner(s) will become the Annuitant(s).
If an Annuitant dies during the Accumulation Period and the Owner is a non-natural person, the following will occur:
•The death of any Annuitant will be treated as the death of the Owner and Death Proceeds must be distributed in accordance with Death Benefit Options B or C.
•Unless payments under option B commence within one year of the date of death, the entire interest in the Contract will be paid in accordance with Death Benefit Option C.
Proof of Death and Payment of Death Benefit Proceeds. The Death Benefit proceeds are payable upon receipt at our Administrative Office of proof of death of the Owner while the Contract is in force (or
Annuitant’s death if the Owner is a non-natural person), proof of each Beneficiary’s interest in a form and manner satisfactory to us, and any other documents we require. Proof of death may consist of a certified copy of the death record, a certified copy of a court decree reciting a finding of death, or other similar proof. Proof of each Beneficiary’s interest may include our claim form from each Beneficiary, properly completed. If we receive such proof before 4:00 P.M. Eastern Time, we will determine the amount of the
Death Benefit as of that day. If we receive proof of death at or after 4:00 P.M. Eastern Time, we will determine the amount of the Death Benefit as of the next Business Day. Death Benefit proceeds will be paid within 7 days after our receipt of the proof outlined above.
Death Benefit Proceeds Amount. The amount that will be paid as Death Benefit proceeds during the
Accumulation Period is equal to the greater of:
a)The Risk Control Account Value plus the greater of the Fixed Account Value or the Fixed
Account Nonforfeiture Value on the date Death Benefit proceeds are payable; or
b)The Purchase Payment adjusted for withdrawals.
Withdrawals will reduce the Purchase Payment, which is used to determine the Death Benefit, by the ratio of the withdrawal (including any Surrender Charge and Market Value Adjustment) to the
Contract Value immediately prior to the withdrawal. As a result, reductions due to withdrawals may be substantially more than the amount withdrawn, can significantly reduce your Death
Benefit and remaining Contract Values, and could terminate the Contract.
If an Owner is added or changed, except in the case of spousal continuation, the amount that will be paid upon the death of the new Owner is equal to the Contract Value on the date death benefit proceeds are payable, calculated using the Interim Value calculation, if applicable. There is no impact on the Death
Benefit if an Owner is removed.
Examples of Death Benefit after a Withdrawal:
Example 1. This example assumes the Contract Value is greater than the Purchase Payment at the time of the withdrawal.

Assume the following information:
•Purchase Payment = $100,000
•Withdrawal (including Surrender Charge and Market Value Adjustment) = $20,000; no other withdrawals have been taken
•Contract Value at the time of withdrawal, including Interim Values = $115,000
Step 1: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:
•Death Benefit payable immediately prior to the withdrawal = The greater of the Purchase
Payment and Contract Value
•Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and
$115,000 = $115,000
Step 2: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
•Ratio = Withdrawal / (Contract Value immediately prior to the withdrawal)
•Ratio = $20,000 / $115,000 = 0.173913
Step 3: Calculate reduction to Purchase Payment:
•Reduction to Purchase Payment = Ratio x (Purchase Payment prior to withdrawal)
•Reduction to Purchase Payment = 0.173913 x $100,000 = $17,391.30
Step 4: Calculate Purchase Payment adjusted for withdrawals:
•Purchase Payment adjusted for withdrawals = Purchase Payment prior to withdrawal – Reduction to Purchase Payment
•Purchase Payment adjusted for withdrawals = $100,000 – $17,391.30 = $82,608.70
Step 5: Calculate the Contract Value after the withdrawal:
•Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal –
withdrawal
•Contract Value immediately after the withdrawal = $115,000 – $20,000 = $95,000
Step 6: Calculate the Death Benefit that would be payable immediately after the withdrawal:
•Death Benefit payable immediately after the withdrawal = The greater of the Purchase Payment adjusted for withdrawals and Contract Value immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of $82,608.70 and $95,000
= $95,000
•The withdrawal of $20,000 reduced the Death Benefit payable by $20,000 (i.e., $115,000 -
$95,000)
Example 2. This example assumes the Contract Value is less than the Purchase Payment at the time of the withdrawal.
Assume the following information:
•Purchase Payment = $100,000
•Withdrawal (including Surrender Charge and Market Value Adjustment) = $20,000; no other withdrawals have been taken
•Contract Value at the time of withdrawal, including Interim Values = $60,000
Step 1: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:
•Death Benefit payable immediately prior to the withdrawal = The greater of the Purchase
Payment and Contract Value
•Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and $60,000
= $100,000

Step 2: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
•Ratio = Withdrawal / (Contract Value immediately prior to the withdrawal)
•Ratio = $20,000 / $60,000 = 0.3333333
Step 3: Calculate reduction to Purchase Payment:
•Reduction to Purchase Payment = Ratio x (Purchase Payment prior to withdrawal)
•Reduction to Purchase Payment = 0.3333333 x $100,000 = $33,333.33
Step 4: Calculate Purchase Payment adjusted for withdrawals:
•Purchase Payment adjusted for withdrawals = Purchase Payment prior to withdrawal – Reduction to Purchase Payment
•Purchase Payment adjusted for withdrawals = $100,000 – $33,333.33 = $66,666.67
Step 5: Calculate the Contract Value after the withdrawal:
•Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal –
withdrawal
•Contract Value immediately after the withdrawal = $60,000 – $20,000 = $40,000
Step 6: Calculate the Death Benefit that would be payable immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of the Purchase Payment adjusted for withdrawals and Contract Value immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of $66,666.67 and $40,000
= $66,666.67
•The withdrawal of $20,000 reduced the Death Benefit payable by $33,333.33 (i.e., $100,000 -
$66,666.67)
As illustrated in Example 2, the Death Benefit calculation may result in a reduction in the Death Benefit that is significantly larger than the withdrawal amount.
The Death Benefit amount will not be less than the amount required by state law in which the Contract was delivered. The Death Benefit proceeds include any interest paid on the Death Benefit proceeds as required by state law. Interest, if any, will be calculated at the rate and for the time period required by state law. A Surrender Charge will not apply to Death Benefit proceeds.
Spousal Continuation. If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract at the current Contract Value. In this event, the surviving Spouse will assume ownership of the Contract. Spousal continuation may only be exercised one time, and there is no impact on the Death Benefit.
Death of Owner or Annuitant After the Income Payout Date. We must be notified immediately of the death of an Annuitant or Owner. Proof of death will be required upon the death of an Annuitant or Owner.
We are not responsible for any misdirected payments that result from the failure to notify us of any such death.
If all Annuitants die before all of the guaranteed income payments have been made, remaining guaranteed income payments will be treated as the Death Benefit and will be distributed in one of the following two ways:
a)Income payments will be continued during the remainder of the guaranteed period certain to the
Owner; or
b)The present value of the remaining income payments computed at the interest rate used to create the income payout option in effect will be paid to the Owner.

If all Annuitants die and there are no remaining guaranteed income payments, the contract is terminated, and we have no further obligation under the contract.
If an Owner dies during the Payout Period, any remaining income payments will be distributed to the
Beneficiary at least as rapidly as provided by the Income Payout Option in effect.
Interest on Death Benefit Proceeds. We will pay interest on Death Benefit proceeds from the date we receive Proof of Death until the date of payment. Interest will be paid at an annual rate equal to the current interest rate in effect for funds left on deposit with us, or if we have not established a rate for funds left on deposit, at the 2-year Treasury Constant Maturity Rate as published by the Federal Reserve. In determining the effective annual rate or rates, we will use the rate in effect on the date Proof of Death is received.
Payment will be made within 31 calendar days from the latest of the following:
1)The date we receive Proof of Death;
2)The date we receive sufficient information to determine liability, the extent of the liability, and the appropriate payee legally entitled to the proceeds; or
3)The date that any legal impediments to payment of proceeds that depend on the action of parties other than us are resolved and sufficient evidence of the same is provided to us. Legal impediments to payment include but are not limited to 1) The establishment of guardianships and conservatorships; 2) The appointment and qualification of trustees, executors and administrators;
and 3) The submission of information required to satisfy state and federal reporting requirements.
In the event payment is postponed for more than 31 calendar days from the latest of items (a), (b) or (c)
above, the annual rate of interest during the period of postponement (beginning on the 32nd day until the date of payment) will be equal to the interest rate described above, plus 10%.
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the
Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. The “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your
Beneficiary designations, including addresses, if and as they change. To make such changes, please contact us by writing to us or calling us at our Administrative Office.
Systematic Withdrawals
Reoccurring withdrawals are referred to as systematic withdrawals. If elected at the time of the application or requested at any other time by Authorized Request in Good Order, you may elect to receive periodic partial withdrawals under our systematic withdrawal plan. Under the systematic withdrawal plan, we will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis), as specified by you.
Systematic withdrawals must be at least $100 each. Generally, you must be at least age 59½ to participate in the systematic withdrawal plan. Systematic withdrawals may be requested on the following basis:
•Total systematic withdrawals for the calendar year equal to your annual Required Minimum
Distribution; or
•As a specified dollar amount

No Surrender Charge or Market Value Adjustment will be deducted for Required Minimum Distribution systematic withdrawals. All other systematic withdrawals in excess of the Annual Free Withdrawal
Amount will be subject to Surrender Charges. Systematic withdrawals, including Required
Minimum Distributions, could significantly reduce the Contract Value due to Surrender Charge,
Interim Value calculation, and Market Value Adjustment, and the use of proportionate withdrawal calculations. The Contract may not be appropriate for investors who plan to take systematic withdrawals under the Contract.
Unless you instruct us otherwise, systematic withdrawals will be taken proportionally from the Contract
Value in each Allocation Option.
Participation in the systematic withdrawal plan will terminate on the earliest of the following events:
•The Surrender Value falls below the minimum required value of $2,000;
•The contract is surrendered;
•You request by Authorized Request in Good Order that your participation in the plan cease; or
•The Income Payout Date is reached.
Like all withdrawals, systematic withdrawals will reduce the Death Benefit on a proportional basis, perhaps by more than the amount of the withdrawal, as well as the values under the Contract.
There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and you should consult with your tax adviser before electing to participate in the plan. We may discontinue offering the systematic withdrawal plan at any time.

INCOME PAYMENTS - THE PAYOUT PERIOD

Payout Date
The anticipated Income Payout Date is the first Contract Anniversary after the oldest Annuitant’s 95th birthday. Even if the Annuitant is changed, the Income Payout Date will not change unless you request a different Income Payout Date via Authorized Request.
You may change the Income Payout Date by sending an Authorized Request in Good Order to our
Administrative Office provided: (i) the request is made while an Owner is living; (ii) the request is received at our Administrative Office at least 30 days before the anticipated Income Payout Date; (iii) the requested
Income Payout Date is at least two years after the Contract Issue Date; and (iv) the requested Income
Payout Date is no later than the anticipated Income Payout Date as shown on your Contract Data Page
(typically the first Contract Anniversary after the oldest Annuitant's 95th birthday). Any such change is subject to any maximum maturity Age restrictions that may be imposed by law.
Payout Period
The Payout Period is the period of time that begins on the Income Payout Date and continues until we make the last payment as provided by the Income Payout Option chosen. On the first day of the Payout
Period, the Contract Value (calculated using the Interim Value calculation, if applicable, and subject to the
Fixed Account Nonforfeiture Value, if applicable) will be applied to the Income Payout Option you selected, which are described below. A Surrender Charge will not apply to proceeds applied to an Income
Payout Option. You cannot change the Annuitant or Owner on or after the Income Payout Date for any reason.

Terms of Income Payments
We use fixed rates of interest to determine the amount of fixed income payments payable under the
Income Payout Options. Fixed income payments are periodic payments from us to the Owner, the amount of which is fixed and guaranteed by us. The amount of each payment depends on the form and duration of the Income Payout Option chosen, the Age of the Annuitant, the Annuitant's sex at birth (if applicable), the amount applied to purchase the income payments and the applicable income purchase rates in the
Contract. The income purchase rates in the Contract are based on a minimum guaranteed interest rate of
1%. We may, in our discretion and on a non-discriminatory basis, make income payments in an amount based on a higher interest rate. Once income payments begin, you cannot change the terms or method of those payments. We do not apply a Surrender Charge, Interim Value calculations, or Market Value
Adjustment to income payments during the Income Payout Period.
We will make the first income payment on the Income Payout Date. We may require proof of age and sex at birth (if the Income Payout Option rate is based on sex at birth) of the Annuitant/Joint Annuitants before making the first income payment. To receive income payments, the Annuitant/Joint Annuitant must be living on the Income Payout Date and on the date that each subsequent payment is due as required by the terms of the Income Payout Option. We may require proof from time to time that this condition has been met.
Electing an Income Payout Option
You and/or the Beneficiary may elect to receive one of the Income Payout Options described under
“Options” below. The Income Payout Option and distribution, however, must satisfy the applicable distribution requirements of Section 72(s) or 401(a)(9) of the Internal Revenue Code, as applicable.
The election of an Income Payout Option must be made by Authorized Request. The election is irrevocable after the payments commence. The Owner may not assign or transfer any future payments under any option.
We will make income payments monthly, quarterly, semiannually, or annually for the Installment Option.
Life Income and Joint and Survivor Life Income options allow monthly income payments.
You may change your Income Payout Option any time before payments begin on the Income Payout
Date.
Income Payout Options
The amount applied to an Income Payout Option is equal to the Risk Control Account Value plus the greater of the Fixed Account Value or the Fixed Account Nonforfeiture Value immediately prior to the commencement of the Payout Period, less the amount of any premium taxes paid. To determine the
Contract Value prior to the end of the Interest Term, the amount applied to an Income Payout
Option is based on the Interim Value (which may reflect a positive or negative return), instead of crediting interest. Additionally, electing an Income Payout Option during an Interest Term results in the
Interim Value being used for the Risk Control Account Value, which may be significantly less than the amount that would have been applied to the Income Payout Option if you waited until the end of the
Interest Term.
We offer the following Income Payout Options described below. The frequency and duration of income payments will affect the amount you receive with each payment. In general, if income payments are expected to be made over a longer period of time, the amount of each income payment will be less than the amount of each income payment if income payments are expected to be made over a shorter period of time. Similarly, more frequent income payments will result in the amount of each income payment being lower than if income payments were made less frequently for the same period of time. Additionally,

electing an Income Payout Option could significantly reduce the amount applied to the Income Option due to the Interim Value calculation.
Option 1 – Installment Option. We will pay monthly income payments for a chosen number of years, not less than 10, nor more than 30. If the Annuitant dies before all income payments have been made for the chosen number of years, remaining guaranteed income payments will be treated as the Death Benefit and will be distributed in one of the following two ways: a.) income payments will be continued for the remainder of the period to the Owner; or b.) the present value of the remaining income payments, computed at the interest rate used to create the Option 1 rates, will be paid to the Owner.
Option 2 – Life Income Option – Guaranteed Period Certain. We will pay monthly income payments for as long as the Annuitant lives. If the Annuitant dies before all of the income payments have been made for the guaranteed period certain, remaining guaranteed income payments will be treated as the Death
Benefit and will be distributed in one of the following two ways: a.) income payments will be continued
during the remainder of the guaranteed period certain to the Owner; or b.) the present value of the remaining income payments, computed at the interest rate used to create the Option 2 rates, will be paid to the Owner. If a Guaranteed Period of 0 years is selected and the Annuitant dies before the first income payment is made, no income payments will be made and the Death Benefit described under “Benefits
Available Under the Contract - Death Benefit – Death Benefit Proceeds Amount” will be paid.
The Guaranteed Period Certain choices are:
•0 years (life income only);
•5 years;
•10 years;
•15 years; or
•20 years.
Option 3 – Joint and Survivor Life Income Option – 10-Year Guaranteed Period Certain. We will pay monthly income payments for as long as either of the Annuitants is living. If at the death of the second surviving Annuitant, income payments have been made for less than 10 years, remaining guaranteed income payments will be treated as the Death Benefit and will be distributed in one of the following two ways: a) income payments will be continued during the remainder of the guaranteed period certain to the
Owner; or b) the present value of the remaining income payments, computed at the interest rate used to create the Option 3 rates, will be paid to the Owner.
Income payment(s) will be made to the Beneficiary if there is no surviving Owner. If there is no surviving
Owner or Beneficiary, income payment(s) will be made to the Owner’s estate.
If you do not select an Income Payout Option, we will make monthly payments on the following basis,
(unless the Internal Revenue Code (“IRC”) requires that we pay in some other manner in order for the
Contract to qualify as an annuity or to comply with Section 401(a)(9) of the IRC, in which case we will comply with those requirements):
●Income payments will be equal to the Contract Value (calculated using the Interim Value calculation, if applicable, and subject to the Fixed Account Nonforfeiture Value, if applicable)
applied to the Life Income Option with 10-Year Guaranteed Period Certain for Contracts with one
Annuitant or the Joint and Survivor Life Income Option with 10-Year Guaranteed Period Certain for Contracts with two Annuitants, as described in Income Payout Options 2 and 3 above.
●Upon the death of all Annuitants, we will pay the Beneficiary as described in Income Payout
Options 2 and 3 above.
The minimum amount which can be applied under all income payout options is the greater of $2,500 or the amount required to provide an initial monthly income payment of $20. We may require due proof of age and sex at birth of any Annuitant on whose life an income payout option is based.

We allow partial annuitization. Partial annuitization will count toward the Annual Free Withdrawal Amount.
The Income Payout Options described above may not be offered in all states. Any state variations are described in Appendix B. Further, we may offer other Income Payout Options. More than one option may be elected. If your Contract is a Qualified Contract, not all options may satisfy required minimum distribution rules. In addition, note that effective for Qualified Contract Owners who die on or after January
1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the Owner’s death in order to satisfy required minimum distribution rules. You should consult a tax advisor before electing an Income Payout Option.

FEDERAL INCOME TAX MATTERS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract.
General Tax Treatment
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes.
If you invest in an annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. The tax rules applicable to Qualified
Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified
Contract.
Tax law imposes several requirements that annuities must satisfy to receive the tax treatment normally accorded to annuity contracts. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and this discussion is based on that assumption. Non-Qualified Contracts contain provisions that are intended to comply with these Internal Revenue Code requirements; we intend to review such provisions and modify them, if necessary, to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.  Other rules may apply to
Qualified Contracts.
Taxation of Withdrawals
Non-Qualified Contracts. When a partial withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value, without adjustment for any applicable Surrender Charge, immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the
Contract.
Qualified Contracts. In the case of a withdrawal under a Qualified Contract, you are taxed based on the portion of the withdrawal that exceeds your “investment in the contract” (often referred to as cost basis).
For Qualified Contracts, you typically have not paid tax on the Purchase Payment contributed to your
Contract, and therefore there is generally no cost basis. As a result, most amounts withdrawn from the

Contract will be treated as fully taxable ordinary income. Exceptions to this general rule include withdrawals from Roth IRAs and IRAs where you have separately tracked and reported any after-tax contributions that you have made. We generally do not track employee contributions. You should consult your tax advisor.
Market Value Adjustment
The Contract Value immediately before a withdrawal may be increased or decreased by a Market Value
Adjustment that results from a withdrawal. There is, however, no definitive guidance on the proper tax treatment of Market Value Adjustments and you should discuss the potential tax consequences of a
Market Value Adjustment with your tax advisor.
Additional Tax on Certain Withdrawals
In the case of a distribution, there may be an imposed federal additional tax equal to ten percent of the amount treated as income. In general, however, there is no additional tax on distributions if:
•you die;
•you become disabled;
•you receive a series of substantially equal periodic payments made (at least annually) for your life
(or life expectancy) or the joint lives (or life expectancies) for you and your named beneficiary;
•your withdrawal is a qualified reservist distribution;
•the distribution is due to any IRS levy;
•your withdrawal is due to a terminal illness distribution; or
•you withdraw funds up to the cap for domestic violence abuse distribution.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Additional exceptions may apply to distributions from a Qualified Contract. You should consult a qualified tax advisor.
Substantially Equal Periodic Payments
Substantially equal periodic payments must continue until the later of reaching age 59½ or five years.
Modification of payments during that time period will result in the retroactive application of the 10%
additional tax. You should consult a qualified tax advisor before making a modification.
Taxation of Income Payments
Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each income payment is generally not taxed, and the remainder is taxed as ordinary income.
The non-taxable portion of an income payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of income payments, as determined when income payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each income payment is subject to tax as ordinary income.
Partial Annuitization
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. The payment options under the Contract are intended to qualify for this "partial annuitization" treatment. Please consult a tax advisor if you are considering a partial annuitization.
Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of your death or the death of the Annuitant.
Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as income payments.
To be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Internal
Revenue Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract.
Specifically, Section 72(s) requires that (i) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such
Owner’s death; and (ii) if any Owner dies prior to the annuity starting date, the entire interest in the
Contract will be distributed within five years after the date of such Owner’s death unless distributions are made over life or life expectancy, beginning within one year of the death of the Owner. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued
with the surviving spouse as the new Owner.
Transfers, Assignments or Exchanges of the Contract
A transfer or assignment of ownership of the Contract, the designation of an Annuitant other than the
Owner, the selection of certain maturity dates, or the exchange of the Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding
Annuity and pension Distributions are generally subject to federal income tax withholding. They may also be subject to state income tax withholding, where applicable. Recipients can generally elect, however, not to have tax withheld from distributions. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions. Certain limitations may apply. Please consult a tax advisor before making any withholding election.
“Eligible rollover distributions” from section 401(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee)
from such a plan, except certain distributions such as distributions required by the Internal Revenue
Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as Beneficiary or alternative Payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse Beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Federal Estate Taxes, Gift and Generation-Skipping Transfer Taxes
While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the contingent Owner or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Internal Revenue Code may impose a generation-skipping transfer tax
(“GST”) when all or part of an annuity contract is transferred to, or a Death Benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. The federal estate tax, gift tax and GST tax exemptions and maximum rates may each be adjusted.
The potential application of these taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Same-Sex Spouses
Under the Contract, a surviving spouse may have certain continuation rights that he or she may elect to exercise upon your death for the Contract’s Death Benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The
U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax advisor for more information on this subject.
Annuity Purchases By Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or U.S.
permanent residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Additional Information about the Taxation of Non-Qualified Contracts
This discussion generally applies to Contracts owned by natural persons. See “Non-Natural Person”
below for a discussion of Non-Qualified Contracts owned by persons such as corporations and trusts that are not natural persons.
Medicare Tax. Distributions from a Non-Qualified Contract will be considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified
Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the Purchase Payment or other consideration paid for the
Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax advisor.

Additional Information about the Taxation of Qualified Contracts
Individual Retirement Annuities (IRAs), as defined in Section 408 of the Internal Revenue Code, permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10%
additional tax generally applies to distributions made before age 59½, unless an exception applies.
Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversion to Roth IRAs.
Roth IRAs, as described in Internal Revenue Code Section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% additional tax may apply to distributions made (i) before age 59½ (subject to certain exceptions) or (ii) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% additional tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Distributions that are rolled over to an
IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year.
An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.
Required Minimum Distributions. Qualified Contracts have required minimum distribution (“RMD”) rules that govern the timing and amount of distributions. You should refer to your Contract or consult a tax advisor for more information about these rules. The required beginning date for these distributions is based on your applicable age as defined in the tax law. You should refer to your Contract, retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.
If distributions from your IRA are made in the form of an annuity, and the annuity payments in a year exceed the amount that would be required to be distributed for the year under the rules for non-annuitized contracts (determined by treating the IRA’s account balance as including the value of the annuity), the excess can be counted towards satisfying the RMD with respect to any non-annuitized account balance in your IRA(s). You should consult a tax advisor if you want to use this special rule.
Effective for Qualified Contract Owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the Owner’s death in order to satisfy RMD rules. Consult a tax advisor.
If you fail to take your full RMD for a year, you will be subject to a 25% excise tax on any shortfall. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and prior to the date the excise tax is assessed or imposed by the IRS. If you fail to take your full RMD for a year, you should consult with a tax advisor for more information.

Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.
What Acts may result in Penalties or Additional Taxes?
There are tax advantages to using an annuity for retirement savings. The tax advantages may be offset by additional taxes and penalties if you are not familiar with and follow the rules.
For example, there may be additions to regular tax for the following activities:
•Taking early distributions
•Allowing excess amounts to accumulate for failing to tax required distributions
•Making excess contributions
There may be penalties for the following, without limitation:
•Overstating the amount of nondeductible contributions
•Not having enough tax withheld
•Failing to report income
Please consult with your personal advisor to understand when additional tax or penalties may apply.

OTHER INFORMATION

Important Information about the Indices
S&P 500 Index. The Contract is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of the McGraw-Hill companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the Owners of the Contract or any member of the public regarding the advisability of investing in securities generally or in the Contract particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Company or the Contract. S&P has no obligation to take the needs of the Company or the Owners of the Contract into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contract or in determination or calculation of the equation by which the Contract is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Contract.
S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500
INDEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY
ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR
IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE COMPANY, OWNERS OF THE PRODUCT, OR
ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA

INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY
DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT
LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY
SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS),
EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The S&P 500 Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. The S&P 500 Index can go up or down based on the stock prices of the 500 companies that comprise the Index. The S&P 500 Index does not include dividends paid on the securities comprising the Index and therefore does not reflect the full investment performance of the underlying securities.
The S&P 500 Index is a trademark of Standard & Poor’s or its affiliates and has been licensed for use by the Company.
MSCI EAFE Index. THIS PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY
MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY
OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING
ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE
EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF
MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY
MEMBERS LIFE INSURANCE COMPANY. NONE OF THE MSCI PARTIES MAKES ANY
REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS  OF
THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF
INVESTING IN PRODUCTS GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF
ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS
AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE
NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED
BY MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS
PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY
OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY
OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR
CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS
PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS
PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY
OR THE CONSIDERATION INTO WHICH PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE
MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS
PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION,
MARKETING OR OFFERING OF THIS PRODUCT.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE
CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE,
NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/
OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE
MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE
OBTAINED BY THE ISSUER OF THE PRODUCT, OWNERS OF THE PRODUCT, OR ANY OTHER
PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.
NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS, OR
INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED
THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED
WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL
WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH
RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF

THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY
DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES
(INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
No purchaser, seller or holder of this security or product, or any other person or entity, should use or refer to any MSCI trade name, trademark, or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Nasdaq-100 Index®. The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations' only relationship to MEMBERS Life Insurance
Company (“Licensee”) is in the licensing of the Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and NDX®,
and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED
CALCULATION OF Nasdaq-100 Index® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS
MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE,
OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE
Nasdaq-100 Index® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO
EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO
THE Nasdaq-100 Index® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE
FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST
PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES,
EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Dimensional US Small Cap Value Systematic Index. The Dimensional US Small Cap Value Systematic
Index (the “Index”) is sponsored and published by Dimensional Fund Advisors LP (“Dimensional”).
References to Dimensional include its respective directors, officers, employees, representatives, delegates or agents. The use of “Dimensional” in the name of the Index and the related stylized mark(s)
are service marks of Dimensional and have been licensed for use by TruStage. TruStage has entered into a license agreement with Dimensional providing for the right to use the Index and related trademarks in connection with the TruStage® ZoneChoice Advantage Annuity (the “Financial Product”). The Financial
Product is not sponsored, endorsed, sold or promoted by Dimensional, and Dimensional makes no representation regarding the advisability of investing in such Financial Product. Dimensional has no responsibilities, obligations or duties to investors in the Financial Product, nor does Dimensional make any express or implied warranties, including, but not limited to, any warranties of merchantability or fitness for a particular purpose or use with respect to the Index, or as to results to be obtained by a Financial
Product or any other person or entity from the use of the Index, trading based on the Index, the levels of the Index at any particular time on any particular date, or any data included therein, either in connection with the Financial Product or for any other use. Dimensional has no obligation or liability in connection with the administration, marketing or trading of the Financial Product. In certain circumstances,
Dimensional may suspend or terminate the Index. Dimensional has appointed a third-party agent (the
“Index Calculation Agent”) to calculate and maintain the Index. While Dimensional is responsible for the operation of the Index, certain aspects have thus been outsourced to the Index Calculation Agent.
Dimensional does not guarantee the accuracy, timeliness or completeness of the Index, or any data included therein or the calculation thereof or any communications with respect thereto. Dimensional has no liability for any errors, omissions or interruptions of the Index or in connection with its use. In no event shall Dimensional have any liability of whatever nature for any losses, damages, costs, claims and expenses (including any special, punitive, direct, indirect or consequential damages (including lost profits)) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages. Dimensional has provided TruStage with all material information related to the Index methodology and the maintenance, operation and calculation of the Index. Dimensional makes no representation with respect to the completeness of information related to the Index provided by TruStage in connection with the offer or sale of any Financial Product. Dimensional acts as principal and not as agent or fiduciary of any other person. Dimensional has not published or approved this document, nor does Dimensional accept any responsibility for its contents or use.
Barclays Risk Balanced Index. Neither Barclays Bank PLC (“BB PLC”) nor any of its affiliates
(collectively ‘Barclays’) is the issuer or producer of TruStage® ZoneChoice Advantage Annuity and
Barclays has no responsibilities, obligations or duties to investors in TruStage® ZoneChoice Advantage
Annuity. The Barclays Risk Balanced Index (the “Index”), together with any Barclays indices that are components of the Index, is a trademark owned by Barclays and, together with any component indices and index data, is licensed for use by the Company as the issuer or producer of TruStage® ZoneChoice
Advantage Annuity (the “Issuer”).
Barclays’ only relationship with the Issuer in respect of the Index is the licensing of the Index, which is administered, compiled and published by BB PLC in its role as the index sponsor (the “Index Sponsor”)
without regard to the Issuer or the TruStage® ZoneChoice Advantage Annuity or investors in the
TruStage® ZoneChoice Advantage Annuity. Additionally, the Company as issuer or producer TruStage®
ZoneChoice Advantage Advantage Annuity may for itself execute transaction(s) with Barclays in or relating to the Index in connection with TruStage® ZoneChoice Annuity. Investors acquire TruStage®
ZoneChoice Advantage Annuity from the Company and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment
TruStage® ZoneChoice Advantage Annuity. The TruStage® ZoneChoice Advantage Annuity is not
sponsored, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of the TruStage® ZoneChoice Advantage Annuity or use of the Index or any data included therein. Barclays shall not be liable in any way to the Issuer, investors or to other third parties in respect of the use or accuracy of the Index or any data included therein.
Barclays Index Administration (“BINDA”), a distinct function within BB PLC, is responsible for day-to-day governance of BB PLC’s activities as Index Sponsor.
To protect the integrity of Barclays’ indices, BB PLC has in place a control framework designed to identify and remove and/or mitigate (as appropriate) conflicts of interest. Within the control framework, BINDA has the following specific responsibilities:
•oversight of any third party index calculation agent;
•acting as approvals body for index lifecycle events (index launch, change and retirement); and
•resolving unforeseen index calculation issues where discretion or interpretation may be required
(for example: upon the occurrence of market disruption events).
To promote the independence of BINDA, the function is operationally separate from BB PLC’s sales, trading and structuring desks, investment managers, and other business units that have, or may be perceived to have, interests that may conflict with the independence or integrity of Barclays’ indices.

Notwithstanding the foregoing, potential conflicts of interest exist as a consequence of BB PLC providing indices alongside its other businesses. Please note the following in relation to Barclays’ indices:
•BB PLC may act in multiple capacities with respect to a particular index including, but not limited to, functioning as index sponsor, index administrator, index owner and licensor.
•Sales, trading or structuring desks in BB PLC may launch products linked to the performance of an index. These products are typically hedged by BB PLC’s trading desks. In hedging an index, a trading desk may purchase or sell constituents of that index. These purchases or sales may affect the prices of the index constituents which could in turn affect the level of that index.
•BB PLC may establish investment funds that track an index or otherwise use an index for portfolio or asset allocation decisions.
The Index Sponsor is under no obligation to continue the administration, compilation and publication of the Index or the level of the Index. While the Index Sponsor currently employs the methodology ascribed to the Index (and application of such methodology shall be conclusive and binding), no assurance can be given that market, regulatory, juridical, financial, fiscal or other circumstances (including, but not limited to, any changes to or any suspension or termination of or any other events affecting any constituent within the Index) will not arise that would, in the view of the Index Sponsor, necessitate an adjustment, modification or change of such methodology. In certain circumstances, the Index Sponsor may suspend or terminate the Index. The Index Sponsor has appointed a third-party agent (the “Index Calculation
Agent”) to calculate and maintain the Index. While the Index Sponsor is responsible for the operation of the Index, certain aspects have thus been outsourced to the Index Calculation Agent.
Barclays
1.makes no representation or warranty, express or implied, to the Issuer or any member of the public regarding the advisability of investing in transactions generally or the ability of the Index to track the performance of any market or underlying assets or data; and
2.has no obligation to take the needs of the Issuer into consideration in administering, compiling or publishing the Index.
Barclays has no obligation or liability in connection with administration, marketing or trading of the
TruStage® ZoneChoice Advantage Annuity.
The licensing agreement between the Company and BB PLC is solely for the benefit of the Company and
Barclays and not for the benefit of the owners of the TruStage® ZoneChoice Annuity, investors or other third parties.
BARCLAYS DOES NOT GUARANTEE, AND SHALL HAVE NO LIABILITY TO THE PURCHASERS AND
TRADERS, AS THE CASE MAY BE, OF THE TRANSACTION OR TO THIRD PARTIES FOR THE
QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED
THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO
EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES
OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO
THE INDEX INCLUDING, WITHOUT LIMITATION, THE INDICES, OR ANY DATA INCLUDED THEREIN.
IN NO EVENT SHALL BARCLAYS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT,
OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE
POSSIBILITY OF SUCH DAMAGES SAVE TO THE EXTENT THAT SUCH EXCLUSION OF LIABILITY IS
PROHIBITED BY LAW.
None of the information supplied by Barclays and used in this publication may be reproduced in any manner without the prior written permission of Barclays Bank PLC. Barclays Bank PLC is registered in
England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

Any reference to ‘Bloomberg Index Services Limited’ (including as abbreviated to ‘Bloomberg’) in their capacity as the index calculation agent must include the following:
Bloomberg Index Services Limited is the official index calculation and maintenance agent of the Index, an index owned and administered by Barclays. Bloomberg Index Services Limited does not guarantee the timeliness, accurateness, or completeness of the Index calculations or any data or information relating to the Index. Bloomberg Index Services Limited makes no warranty, express or implied, as to the Index or any data or values relating thereto or results to be obtained therefrom, and expressly disclaims all warranties of merchantability and fitness for a particular purpose with respect thereto. To the maximum extent allowed by law, Bloomberg Index Services Limited, its affiliates, and all of their respective partners, employees, subcontractors, agents, suppliers and vendors (collectively, the “protected parties”) shall have no liability or responsibility, contingent or otherwise, for any injury or damages, whether caused by the negligence of a protected party or otherwise, arising in connection with the calculation of the Index or any data or values included therein or in connection therewith and shall not be liable for any lost profits, losses, punitive, incidental or consequential damages.
Distribution of the Contract
We have entered into a distribution agreement with our affiliate, CBSI, for the distribution of the Contract.
CBSI is a wholly-owned subsidiary of CUNA Mutual Investment Corporation (“CMIC”). The principal business address of CBSI is 2000 Heritage Way, Waverly, IA 50677.
We and CBSI enter into selling agreements with other broker-dealers (the "Selling Broker-Dealers")
registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), who are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Contracts are sold by registered representatives of the Selling Broker-Dealers (the “Selling Agents”). In those states where the Contract may be lawfully sold, the Selling Agents are licensed as insurance agents by applicable state insurance authorities and are appointed as agents of the Company.
Until May 2022, CBSI offered securities directly to customers through its registered representatives, many of whom are also employed by CBSI’s affiliates or various credit unions. Pursuant to agreements between
CBSI and LPL Financial (“LPL”), most of them registered as LPL’s Selling Agents, and CBSI receives compensation from LPL for certain sales.
The Selling Broker-Dealers receive compensation for the promotion and sale of the Contract. The Selling
Agents who solicit sales of the Contract typically receive a portion of the compensation paid to the Selling
Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and the Selling Agent. The amount and timing of commissions paid to Selling
Broker-Dealers may vary depending on the selling agreement and the Contract sold but is not expected to be more than 7.25% of the Purchase Payment. We and/or our affiliates may also pay asset-based commission (sometimes called trail commissions) and may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations.
We also pay compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of ours, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.
These allowances may be based on a percentage of each Purchase Payment.
In addition to the compensation described above, we may make additional cash payments, in certain circumstances referred to as "override" compensation or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company’s products on the Selling
Broker-Dealers’ preferred or recommended list, increased access to the Selling Broker-Dealers’
registered representatives for purposes of promoting sales of our products, assistance in training and education of the Selling Agents, and opportunities for us to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer’s actual or expected aggregate sales of our annuity contracts (including the Contract) and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.
You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.
Commissions and other incentives or payments described above are not charged directly to you. We intend to recover commissions and other compensation, marketing, administrative and other expenses and costs of Contract benefits through the fees and charges imposed under the Contract.
Authority to Change
Only the President or Secretary of the Company may change or waive any of the terms of your Contract.
Any change must be in writing and signed by the President or Secretary of the Company. You will be notified of any such change, as required by law.
Incontestability
We consider all statements in your application (in the absence of fraud) to be representations and not warranties. We will not contest your Contract.
Misstatement of Age or Sex at Birth
If an Annuitant’s date of birth is misstated, we will adjust the income Payments under the Contract to be equal to the payout amount the Contract Value would have purchased based on the individuals correct date of birth. If an Annuitant’s sex at birth has been misstated, and the life income rate type is based on sex at birth, we will adjust the income payments under the Contract to be equal to the payout amount the
Contract Value would have purchased based on the Annuitant’s correct sex at birth. We will add any underpayments to the next payment. We will subtract any overpayment from future payments. We will not credit or charge any interest to any underpayment or overpayment.
Conformity with Applicable Laws
The provisions of the Contract conform to the minimum requirements of the state in which the Contract is delivered (i.e., the “state of issue”). The laws of the state of issue control any conflicting laws of any other state in which the Owner may live on or after the Contract Issue Date. If any provision of your Contract is determined not to provide the minimum benefits required by the state in which the Contract is issued, such provision will be deemed to be amended to conform or comply with such laws or regulations.
Further, the Company will amend the Contract to comply with any changes in law governing the Contract or the taxation of benefits under the Contract.
Reports to Owners
At least annually, we will mail a report to you at your last known address of record, a report that will state the beginning and end dates for the current report period; your Contract Value prior to any Market Value
Adjustment at the beginning and end of the current report period; the amounts that have been credited and debited to your Contract Value during the current report period, identified by the type of activity the amount represents; the guaranteed minimum Death Benefit at the end of the current report period; the
Surrender Value at the end of the current report period; the Market Value Adjustment used to determine the Surrender Value; and any other information required by any applicable law or regulation.
You also will receive confirmations of each financial transaction, such as transfers, withdrawals, and surrenders.
Householding
To reduce service expenses, the Company may send only one copy of certain mailings and reports per household, regardless of the number of contract owners at the household. However, you may obtain additional copies upon request to the Company. If you have questions, please call us at 1-800-798-5500,
Monday through Friday, 7:30 A.M. to 6:00 P.M., Central Time.
Change of Address
You may change your address by writing to us at our Administrative Office. If you change your address, we will send a confirmation of the address change to both your old and new addresses.
Inquiries
You may make inquiries regarding your Contract by writing to us or calling us at our Administrative Office.
Legal Proceedings
Like other insurance companies, we routinely are involved in litigation and other proceedings, including class actions, reinsurance claims and regulatory proceedings arising in the ordinary course of our business. In recent years, the life insurance and annuity industry, including us and our affiliated companies, has been subject to an increase in litigation pursued on behalf of both individual and purported classes of insurance and annuity purchasers, questioning the conduct of insurance companies and their agents in the marketing of their products. In addition, state and federal regulatory bodies, such as state insurance departments and attorneys general, periodically make inquiries and conduct examinations concerning compliance by us and others with applicable insurance and other laws.
In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company has established procedures and policies to facilitate compliance with laws and regulations and to support financial reporting. These actions are based on a variety of issues and involve a range of the Company's practices. We respond to such inquiries and cooperate with regulatory examinations in the ordinary course of business. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the financial statements of the Company, nor the Company’s ability to meet its obligations under the Contracts.

FINANCIAL STATEMENTS - (to be updated by amendment)

The Company's statutory basis financial statements are hereby incorporated by reference to the Form N-
VPFS filed with the SEC by the Company on April 1, 2026. You should consider the Company’s financial statements only as bearing on the Company’s ability to meet its obligations under your Contract.
A-1

APPENDIX A: ALLOCATION OPTIONS AVAILABLE UNDER THE CONTRACT

Note: If you surrender your Contract or take a withdrawal from any Allocation Option at any time during the first six Contract Years, we will apply a Surrender Charge and a Market Value
Adjustment (which may be positive or negative) to the amount being surrendered or withdrawn that exceeds the Annual Free Withdrawal Amount. A negative Market Value Adjustment could significantly decrease the amount you receive from a withdrawal or surrender.
Risk Control Account Options
The following is a list of the Risk Control Accounts currently available under the Contract. The six-year
Interest Term is unavailable as a reallocation option if the Income Payout Date is less than six years from the start of the Interest Term or if the length of time until a termination date required by federal regulation is less than six years from the start of the Interest Term.
We may change the features of the Risk Control Accounts listed below (including the Index, Floors, Cap
Rates, Participation Rates, Buffers, Boosts, and Dual Step Rates), offer new Risk Control Accounts, and terminate existing Risk Control Accounts. If we add a Risk Control Account, you will not be able to allocate your Contract Value to the new Risk Control Account until the start of the next available Interest Term for that Risk Control Account. We will provide you with written notice before making any changes other than changes to the current Cap Rates, Participation Rates, and Dual Step Rates. Information about current
Cap Rates, Participation Rates and Dual Step Rates is available at https://www.trustage.com/zonechoice-
advantage-annuity-rates. More information about the Indices is provided under "Risk Control Account
Options - The Indices."
Note: For Contract Value allocated to a Risk Control Account, if you take a withdrawal, make a
Flex Transfer, surrender your Contract, die, or begin Income Payout Options, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value.
This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Interest Term.

RISK CONTROL ACCOUNT OPTIONS
Risk Control Account Crediting Strategy: Floor with Participation Rate and Cap Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	market index	1-Year	Floor: 0% to -10% in 1% increments	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
MSCI EAFE Index(3)	market index	1-Year	Floor: 0% to -10% in 1% increments	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
Nasdaq-100 Index®(3)	market index	1-Year	Floor: 0% to -10% in 1% increments	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	market index	1-Year	Floor: 0% to -10% in 1% increments	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
Barclays Risk Balanced Index	market index	1-Year	Floor: 0% to -10% in 1% increments	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
A-2

S&P 500 Index	market index	6-Year	Floor: 0%	•Minimum Cap Rate: 10% •Minimum Participation Rate: 10%(4)
MSCI EAFE Index(3)	market index	6-Year	Floor: 0%	•Minimum Cap Rate: 10% •Minimum Participation Rate: 10%(4)
Nasdaq-100 Index®(3)	market index	6-Year	Floor: 0%	•Minimum Cap Rate: 10% •Minimum Participation Rate: 10%(4)
Dimensional US Small Cap Value Systematic Index	market index	6-Year	Floor: 0%	•Minimum Cap Rate: 10% •Minimum Participation Rate: 10%(4)
Barclays Risk Balanced Index	market index	6-Year	Floor: 0%	•Minimum Cap Rate: 10% •Minimum Participation Rate: 10%(4)
Risk Control Account Crediting Strategy: Buffer with Participation Rate and Cap Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	market index	1-Year	Buffer: -10% and -20%	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
MSCI EAFE Index(3)	market index	1-Year	Buffer: -10% and -20%	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
Nasdaq-100 Index®(3)	market index	1-Year	Buffer: -10% and -20%	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	market index	1-Year	Buffer: -10% and -20%	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
S&P 500 Index	market index	6-Year	Buffer: -10% and -20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
MSCI EAFE Index(3)	market index	6-Year	Buffer: -10% and -20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
Nasdaq-100 Index®(3)	market index	6-Year	Buffer: -10% and -20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	market index	6-Year	Buffer: -10% and -20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
Risk Control Account Crediting Strategy: Boost with Participation Rate and Cap Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	market index	6-Year	Boost: 10% and 20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
A-3

MSCI EAFE Index(3)	market index	6-Year	Boost: 10% and 20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
Nasdaq-100 Index®(3)	market index	6-Year	Boost: 10% and 20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	market index	6-Year	Boost: 10% and 20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
Risk Control Account Crediting Strategy: Buffer with Dual Step Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	market index	6-Year	Buffer: -10% and -20%	Dual Step Rate: 10%
(1)Except for the Barclays Risk Balanced, the performance of each Index associated with the Risk
Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145% for the equity component. Therefore, the aggregate fee will depend on the Index's relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing
Rate, which was 3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
(2)We credit interest to each Risk Control Account at the end of each Interest Term by comparing the change in the Index from the first day of the Interest Term to the last day of the Interest Term.
Because Index interest is calculated on a single point in time you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Interest Term.
(3)Available beginning October 1, 2026.
(4)For Contracts issued on or before May 1, 2026, the minimum Participation Rate for this Risk Control
Account is 100%.
During the life of your Contract, the Fixed Account and a Risk Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum 100% Participation Rate will always be available.
Otherwise, we may add, change, or discontinue Allocation Options and Indices from time to time.
The remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
We may not always make available Risk Control Accounts with Buffers or Boosts. However, if we offer one or more Risk Control Accounts with Buffers, an option with a Buffer of -10% or more will be available.
If we offer one or more Risk Control Accounts with Boosts, an option with a Boost of 10% or more will be available. To the extent we make available other Risk Control Accounts with Cap Rates, Participation
Rates, or Dual Step Rates, we will apply the following minimum guarantees:
•The Cap Rate for Risk Control Accounts with one-year Interest Terms will be at least 1%.
•The Cap Rate for Risk Control Accounts with six-year Interest Terms will be at least 10%.
•The Dual Step Rate for six-year Interest Terms will be at least 10%.
•For Contracts issued on or before May 1, 2026, the Participation Rate will be at least 100%.
•For Contracts issued after May 1, 2026, the Participation Rate will be at least 10%.
A-4
More information about the Risk Control Accounts, the Market Value Adjustment, and the Interim Value
calculation is available under "Risk Control Account Options" and "Charges and Adjustments."
Discontinued Risk Control Account Options
Existing Contract owners may have allocated funds to additional Risk Control Accounts that have been discontinued. Discontinued Risk Control Accounts are not available for new or existing Contracts for any new Interest Term that begins after the date set forth in the table below. For existing Contracts, at the end of the current Interest Term, any funds in a discontinued Risk Control Account will be transferred to the
Fixed Account unless the owner elects otherwise on or before the end of the current Interest Term. Values applied to the Fixed Account may earn a lower return than they would have earned in the discontinued
Risk Control Account.

Risk Control Account Crediting Strategy: Buffer with Participation Rate and Cap Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)	Date Discontinued
Barclays Risk Balanced Index	market index	6-Year	Buffer: -10% and -20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%	May 1, 2026
Risk Control Account Crediting Strategy: Boost with Participation Rate and Cap Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)	Date Discontinued
Barclays Risk Balanced Index	market index	6-Year	Boost: 10% and 20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%	May 1, 2026
Fixed Account
The following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	1 year	0.05%(1)
(1)  Full withdrawals or full surrenders from the Fixed Account are subject to a minimum nonforfeiture value. See "Fixed Account Option."
The availability of Allocation Options may vary by state and depending on the broker-dealer through which the Contract is sold. See Appendix B.
B-1

APPENDIX B: STATE AND FINANCIAL INTERMEDIARY VARIATIONS

The following information is a summary of certain features or benefits of the Contracts that vary from those previously described in this Prospectus as a result of requirements imposed by states or requests from broker-dealers through which the Contract is sold. There may be other broker-dealer variations not included in this Appendix because some broker-dealers may impose variations without our knowledge.
For example, your financial professional may not recommend a particular investment option or Contract benefit to you. We have identified all material broker-dealer variations that are known to us. However, taking into consideration the breadth of our distribution network, the terms of our current distribution agreements, and the frequency with which we may make changes to the investment options, benefits, and/or other Contract features, we cannot obtain information about any other financial intermediary variations without unreasonable effort or expense.
You should discuss with your financial professional any state variations, as well as any limitations or restrictions on investment options, benefits and/or features that apply through your broker-dealer or financial intermediary.
States where the rate used in section b(3) of the minimum nonforfeiture rate calculation is 1.00%:

Alaska	California	District of Columbia	Idaho	Kentucky
Louisiana	Maine	Massachusetts	Mississippi	Missouri
New Jersey	New Mexico	Rhode Island	Tennessee	Washington
West Virginia	Wisconsin	Wyoming
See "Fixed Account Option."
States where other certain TruStage® ZoneChoice Advantage Annuity features or benefits vary:

State	Feature or Benefit	Variation
California	See “Getting Started – The Accumulation Period – Right to Examine” See “Charges and Adjustments - Surrender Charge"
Your refund will be the greater of your
Contract Value or your Purchase Payment
less withdrawals. If you cancel the Contract,
the distribution is taxable as ordinary
income to the extent it exceeds your
investment in the Contract.
If your age as of the Contract Issue Date is
at least 60 years old, you must return your
Contract within 30 days of receipt.
For the Nursing Home or Hospital Waiver:
“Nursing Home or Hospital” is replaced with
“Facility Care, Home Care, or Community-
Based Services.” There is no minimum
confinement period. This waiver and the
Terminal Illness waiver apply only to full
surrenders, not partial withdrawals. The
Owner or Annuitant must confined for at
least 180 consecutive days after the latter of
the Contract Issue Date or the date of
change of the Owner or Annuitant.

B-2

Florida	See “Getting Started – The Accumulation Period – Right to Examine” See “Income Payments – The Payout Period - Payout Date”	You must return your Contract within 21 days of receipt (30 days if it is a replacement contract). The requested Income Payout Date must be at least one year after the Contract Issue Date.
Massachusetts	See “Income Payments – The Payout Period - Terms of Income Payments” See “Other Information - Misstatement of Age or Sex at Birth”	Income Options are not based on gender. The amount of each payment depends on all the items listed other than gender. Only proof of age is required for misstatement; proof of gender is not.
Oregon	See "Allocating Your Purchase Payment" and Appendix A	0% Floor Allocation Options are not available.
Pennsylvania	See “Getting Started – The Accumulation Period – Right to Examine”	You must return your Contract within 10 days of receipt (30 days if it is an external replacement contract and 45 days if it's an internal replacement contract).
Known Financial Intermediary Variations: (To be added by amendment)
Registration statements relating to this offering have been filed with the Securities and Exchange
Commission (“SEC”). The Statement of Additional Information ("SAI") dated _____, 2026 is part of a registration statement filed on Form N-4. The SAI contains additional information about MEMBERS Life
Insurance Company and the Contracts. The SAI is available free of charge. You may request a copy of the SAI or make inquiries regarding your Contract by writing to our Administrative Office at 2000 Heritage
Way, Waverly, Iowa 50677, or by calling 1-800-798-5500. This Prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The SAI is incorporated by reference into this
Prospectus.
Reports and other information about MEMBERS Life Insurance Company, including the SAI, may be obtained from the SEC's Internet site at http://www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by emailing the SEC at publicinfo@sec.gov.
Dealer Prospectus Delivery Obligations
All dealers that effect transactions in these securities are required to deliver a Prospectus.
EDGAR Contract Identifier:  C000257765

STATEMENT OF ADDITIONAL INFORMATION
________, 2026
For
TRUSTAGE® ZONECHOICE ADVANTAGE ANNUITY
Offered by
MEMBERS LIFE INSURANCE COMPANY
2000 Heritage Way
Waverly, Iowa 50677-9202
(800) 798-5500
This Statement of Additional Information (“SAI”) is not a Prospectus.  It should be read in conjunction with the Prospectus for the TruStage® ZoneChoice Advantage Annuity, a Single Purchase Payment Individual
Deferred Index-Linked Variable Annuity Contract (the “Contract”), dated ________, 2026 (as amended from time to time). The Prospectus provides detailed information concerning the Contract, which is offered by MEMBERS Life Insurance Company (the “Company,” “we,” “us,” or “our”), and the Investment Options
available thereunder.
Capitalized terms used in this SAI that are not otherwise defined have the meanings set forth in the
Prospectus.
A copy of the Prospectus is available free of charge by writing to the Company’s Administrative Office
(2000 Heritage Way, Waverly, Iowa 50677-9202), by calling 1-800-798-5500 toll free, or by contacting your financial professional.

MEMBERS LIFE INSURANCE COMPANY
The depositor for the TruStage® ZoneChoice Advantage Annuity, MEMBERS Life Insurance Company
(the “Company”), is a wholly-owned direct subsidiary of CMFG Life Insurance Company (“CMFG Life”).
The Company was formed by CMFG Life on February 27, 1976, as a stock life insurance company under the laws of the State of Wisconsin for the purpose of writing credit disability insurance. The original name of the Company was CUDIS Insurance Society, Inc. On August 3, 1989, the Company’s name changed to
CUMIS Life Insurance, Inc., and was subsequently changed to its current name on January 1, 1993.
League Life Insurance Company (Michigan) merged into the Company on January 1, 1992, and
MEMBERS Life Insurance Company (Texas) merged into the Company on January 1, 1993. The
Company re-domiciled from Wisconsin to Iowa on May 3, 2007. The Company is 100% owned by CMFG
Life. On February 17, 2012, the Company’s Articles of Incorporation were amended and restated to change the Company’s purpose to be the writing of any and all of the lines of insurance and annuity business authorized by Iowa Code Chapter 508 and any other line of insurance or annuity business authorized by the laws of the State of Iowa. Currently, the Company has no employees.
CMFG Life is a stock insurance company organized on May 20, 1935, and domiciled in Iowa. CMFG Life is one of the world’s largest direct underwriters of credit life and disability insurance, and is a major provider of qualified pension products to credit unions. CMFG Life and its affiliated companies currently offer deferred and immediate annuities, individual term and permanent life insurance, and accident and health insurance. In 2012, CMFG Life was reorganized as a wholly-owned subsidiary of CUNA Mutual
Financial Group, Inc. which is a wholly-owned subsidiary of CUNA Mutual Holding Company, a mutual insurance holding company organized under the laws of the State of Iowa.
The Company is authorized to sell life, health, and annuity policies in all states in the U.S. and the District of Columbia, except New York. As of December 31, 2025 and 2024, the Company had more than $373 million and $374 million in admitted assets and more than $3,627 million and $1,714 million of life insurance in force, respectively. Currently, the Company services existing blocks of individual and group life policies. In addition, in August 2013, the Company began issuing a single premium deferred index annuity under the name MEMBERS® Zone Annuity. In July 2016, the Company began issuing a flexible premium deferred variable and index-linked annuity contract under the name MEMBERS® Horizon
Flexible Premium Deferred Variable and Index Linked Annuity. In December 2018, the Company began issuing a flexible premium variable and index-linked annuity contract under the name TruStage® Horizon
II Annuity  contract.  In August 2019, the Company began issuing a single premium deferred index annuity under the name TruStage® Zone Income Annuity. In July 2021, the Company began issuing a single premium deferred index annuity under the name TruStage® ZoneChoice Annuity. In May 2025, the
Company began issuing a single purchase payment individual deferred index-linked variable annuity under the name TruStage® ZoneChoice Advantage Annuity. In September, 2025, the Company began issuing a single purchase payment deferred index-linked annuity under the name TruStage® ZoneChoice
Income Annuity. In May 2025, the Company began issuing a single purchase payment deferred index-
linked annuity under the name TruStage® ZoneChoice Advantage Annuity. In September 2025, the
Company began issuing a single purchase payment deferred index-linked annuity contract under the name TruStage® ZoneChoice Income Annuity.
ADDITIONAL CONTRACT PROVISIONS
The Contract
The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

Calculating Interim Value
The Interim Value for a Risk Control Account is equal to:
Crediting Base x (hypothetical option value - amortized option cost – trading costs)
The examples below show how the Interim Value is calculated and how it may vary based on whether the reference Index has increased or decreased and how much time there is remaining in the Interest Term.
The hypothetical option value and trading costs in the examples are expressed as a percentage of the
Crediting Base. Interim Value is described in more detail in the Prospectus.

1-Year Interest Term Examples	Floor with Cap Rate and Participation Rate	Buffer with Cap Rate and Participation Rate
Interest Term Start Date
Crediting Base	$100,000	$100,000
Index Value	1,000	1,000
Floor	-10.0%	N/A
Cap Rate	12.0%	14.0%
Participation Rate	100.0%	100.0%
Dual Step Rate	N/A	N/A
Buffer	N/A	-10.0%
Boost	N/A	N/A
Number of Days in Interest Term	365	365
Hypothetical Option Value	4.11%	4.01%
Example A: Negative Index Return with Many Days Remaining in the Interest Term
Interest Term Valuation Date
Index Value	950	950
Index Return	-5%	-5%
Days Remaining in Interest Term	334	334
Hypothetical Option Value	0.91%	0.79%
Amortized Option Value	3.76%	3.67%
Trading Costs	0.15%	0.15%
Interim Value	$97,003.37	$96,971.70
Example B: Negative Index Return with Few Days Remaining in the Interest Term
Interest Term Valuation Date
Index Value	950	950
Index Return	-5%	-5%
Days Remaining in Interest Term	30	30
Hypothetical Option Value	-4.06%	-0.39%
Amortized Option Value	0.34%	0.33%
Trading Costs	0.15%	0.15%
Interim Value	$95,450.97	$99,133.15

1-Year Interest Term Examples	Floor with Cap Rate and Participation Rate	Buffer with Cap Rate and Participation Rate
Interest Term Start Date
Crediting Base	$100,000	$100,000
Index Value	1,000	1,000
Floor	-10.0%	N/A
Cap Rate	12.0%	14.0%
Participation Rate	100.0%	100.0%
Dual Step Rate	N/A	N/A
Buffer	N/A	-10.0%
Boost	N/A	N/A
Number of Days in Interest Term	365	365
Hypothetical Option Value	4.11%	4.01%
Example C: Positive Index Return with Many Days Remaining in the Interest Term
Interest Term Valuation Date
Index Value	1050	1050
Index Return	5%	5%
Days Remaining in Interest Term	334	334
Hypothetical Option Value	6.19%	6.61%
Amortized Option Value	3.76%	3.67%
Trading Costs	0.15%	0.15%
Interim Value	$102,276.76	$102,788.31
Example D: Positive Index Return with Few Days Remaining in the Interest Term
Interest Term Valuation Date
Index Value	1050	1050
Index Return	5%	5%
Days Remaining in Interest Term	30	30
Hypothetical Option Value	5.45%	5.83%
Amortized Option Value	0.34%	0.33%
Trading Costs	0.15%	0.15%
Interim Value	$104,962.45	$105,353.13

6-Year Interest Term Examples	Floor with Cap Rate and Participation Rate	Buffer with Cap Rate and Participation Rate	Boost with Cap Rate and Participation Rate	Buffer with Dual Step Rate
Interest Term Start Date
Crediting Base	$100,000	$100,000	$100,000	$100,000
Index Value	1,000	1,000	1,000	1,000
Floor	0.0%	N/A	N/A	N/A
Cap Rate	Uncapped	Uncapped	Uncapped	N/A
Participation Rate	80.0%	115.0%	110.0%	N/A
Dual Step Rate	N/A	N/A	N/A	60.0%
Buffer	N/A	-10.0%	N/A	-10.0%
Boost	N/A	N/A	10.0%	N/A
Number of Days in Interest Term	2191	2191	2191	2191
Hypothetical Option Value	22.16%	23.88%	22.35%	21.88%
Example A: Negative Index Return with Many Days Remaining in the Interest Term
Interest Term Valuation Date
Index Value	950	950	950	950
Index Return	-5%	-5%	-5%	-5%
Days Remaining in Interest Term	2,160	2,160	2,160	2,160
Hypothetical Option Value	19.70%	18.29%	17.06%	20.00%
Amortized Option Value	21.85%	23.55%	22.03%	21.57%
Trading Costs	0.90%	0.90%	0.90%	0.90%
Interim Value	$96,959.30	$93,845.04	$94,127.94	$97,522.83

Example B: Negative Index Return with Few Days Remaining in the Interest Term
Interest Term Valuation Date
Index Value	950	950	950	950
Index Return	-5%	-5%	-5%	-5%
Days Remaining in Interest Term	30	30	30	30
Hypothetical Option Value	0.15%	-0.36%	5.17%	48.01%
Amortized Option Value	0.30%	0.33%	0.31%	0.30%
Trading Costs	0.15%	0.15%	0.15%	0.15%
Interim Value	$99,693.86	$99,164.71	$104,717.26	$147,562.60

6-Year Interest Term Examples	Floor with Cap Rate and Participation Rate	Buffer with Cap Rate and Participation Rate	Boost with Cap Rate and Participation Rate	Buffer with Dual Step Rate
Interest Term Start Date
Crediting Base	$100,000	$100,000	$100,000	$100,000
Index Value	1,000	1,000	1,000	1,000
Floor	0.0%	N/A	N/A	N/A
Cap Rate	Uncapped	Uncapped	Uncapped	N/A
Participation Rate	80.0%	115.0%	110.0%	N/A
Dual Step Rate	N/A	N/A	N/A	60.0%
Buffer	N/A	-10.0%	N/A	-10.0%
Boost	N/A	N/A	10.0%	N/A
Number of Days in Interest Term	2191	2191	2191	2191
Hypothetical Option Value	22.16%	23.88%	22.35%	21.88%

Example C: Positive Index Return with Many Days Remaining in the Interest Term
Interest Term Valuation Date
Index Value	1050	1050	1050	1050
Index Return	5%	5%	5%	5%
Days Remaining in Interest Term	2,160	2,160	2,160	2,160
Hypothetical Option Value	24.03%	28.97%	27.21%	24.17%
Amortized Option Value	21.85%	23.55%	22.03%	21.57%
Trading Costs	0.90%	0.90%	0.90%	0.90%
Interim Value	$101,285.37	$104,527.56	$104,276.80	$101,691.10
Example D: Positive Index Return with Few Days Remaining in the Interest Term
Interest Term Valuation Date
Index Value	1050	1050	1050	1050
Index Return	5%	5%	5%	5%
Days Remaining in Interest Term	30	30	30	30
Hypothetical Option Value	4.61%	6.78%	9.57%	56.42%
Amortized Option Value	0.30%	0.33%	0.31%	0.30%
Trading Costs	0.15%	0.15%	0.15%	0.15%
Interim Value	$104,160.31	$106,306.64	$109,111.11	$155,974.99

Surrender Charge and Market Value Adjustment Examples
The following are examples of partial withdrawals and full surrender with the application of the Surrender
Charge and Market Value Adjustment. These charges and adjustments are described in more detail in the
Prospectus.
Surrender Charge. The Surrender Charge is calculated as a percentage of the Contract Value withdrawn or surrendered that exceeds the Annual Free Withdrawal Amount during the first six Contract Years.
Market Value Adjustment Calculation. Market Value Adjustment Calculation. The Market Value
Adjustment reflects, in part, the difference in yield of the Constant Maturity Treasury rate for a six-year period beginning on the Contract Issue Date and the yield of the Constant Maturity Treasury rate for a period starting on the date of withdrawal to the end of the six-year period. The Constant Maturity Treasury rate is a rate representing the average yield of various Treasury securities. The calculation also reflects in part the difference between the effective yield of the ICE BofA 1-10 Year US Corporate Constrained Index,
Asset Swap Spread (the “ICE BofA Index”), a rate representative of investment grade corporate debt credit spreads in the U.S., on the Contract Issue Date and the effective yield of the ICE BofA Index at the time of withdrawal. The greater the difference in those yields, respectively, the greater the effect the
Market Value Adjustment will have.
On any Business Day, the Market Value Adjustment is calculated by multiplying the amount withdrawn in excess of the Annual Free Withdrawal Amount by the sum of the Market Value Adjustment factor (MVAF)
minus one (i.e., MVAF – 1), where MVAF is equal to the following formula:
MVAF = ((1 + I + K)/(1 + J + L))^N, where
I = The Constant Maturity Treasury rate on the Contract Issue Date for a maturity of six years.
J = The Constant Maturity Treasury rate as of the date of withdrawal for a maturity consistent with the remaining number of years (whole and partial) in the six-year period beginning on the
Contract Issue Date.
K = The ICE BofA 1-10 Year US Corporate Constrained Index on the Contract Issue Date.
L = The ICE BofA 1-10 Year US Corporate Constrained Index as of the date of withdrawal.
N = The number of years (whole and partial) from the date of withdrawal until the end of the six-
year period beginning on the Contract Issue Date.
We determine “I” based on the 6-year Constant Maturity Treasury rate on the Contract Issue
Date. We determine “J” when you take a withdrawal. For example, if you surrender the Contract two years after the start of the six-year period, “J” would correspond to the Constant Maturity
Treasury rate consistent with the time remaining in the six-year period of four years (4 = 6 – 2).
For “I” and “J” where there is no Constant Maturity Treasury rate declared, we will use linear interpolation of the Constant Maturity Rates Index with maturities closest to “I” and “J” to determine “I” and “J”.
The value of “K” and “L” on any Business Day will be equal to the closing value of the I ICE BofA
1-10 Year US Corporate Constrained Index on the previous Business Day.
The Company uses both the Constant Maturity Treasury rate and ICE BofA Index in determining any
Market Value Adjustment since together both indices represent a broad mix of investments whose values may be affected by changes in market interest rates. If the publication of any component of the Market

Value Adjustment indices is discontinued or if the calculation of the Market Value Adjustment indices is changed substantially, we may substitute a new index for the discontinued or substantially changed index, subject to approval by the insurance department in your state. Before we substitute a Market Value
Adjustment index, we will notify you in writing of the substitution. The Market Value Adjustment is calculated by multiplying the amount withdrawn in excess of the Annual Free Withdrawal Amount by the sum of the Market Value Adjustment factor (MVAF) minus one (i.e., MVAF – 1), where MVAF is equal to
((1 + I + K)/(1 + J + L))^N.
The Market Value Adjustment does not apply to the Annual Free Withdrawal amount.
The examples below show how the Market Value Adjustment is calculated and how it may vary based on how the Constant Maturity Treasury (CMT) Rate and the ICE BofA Index have changed since the start of the 6-year Market Value Adjustment period. The examples also show how the surrender charge is calculated.

Assumptions
Withdrawal on 2nd Contract Anniversary	$20,000
Contract Value on 2nd Contract Anniversary	$110,000
Contract Value after Withdrawal	$110,000 - $20,000 = $90,000
Annual Free Withdrawal Amount	$110,000 x 10% = $11,000
Surrender Charge percentage	7%
Surrender Charge	7% x ($20,000 - $11,000) = $630
6-year CMT rate (I) on Contract Issue Date	2.50%
ICE BofA Index (K) on Contract Issue Date	1.00%
Years remaining in 6-Year Surrender Charge period (N)	6 - 2 = 4
Example A: Withdrawal with a Negative Market Value Adjustment
CMT rate for the remaining Surrender Charge period (J)	2.90%
ICE BofA Index at time of Withdrawal (L)	1.10%
MVAF = ((1 + I + K)/(1 + J + L))^N	((1 + 2.50% + 1.00%) / (1 + 2.90% + 1.10%))^4 = 0.9809075
Market Value Adjustment	($20,000 - $11,000) x (0.9809075 - 1) = -$171.83
Net Withdrawal	$20,000 - $630 +(-$171.83) = $19,198.17
Example B: Withdrawal with a Positive Market Value Adjustment
CMT rate for the remaining Surrender Charge period (J)	2.10%
ICE BofA Index at time of Withdrawal (L)	0.90%
MVAF = ((1 + I + K)/(1 + J + L))^N	((1 + 2.50% + 1.00%) / (1 + 2.10% + 0.90%))^4 = 1.0195593
Market Value Adjustment	($20,000 - $11,000) x (1.0195593 - 1) = $176.03
Net Withdrawal	$20,000 - $630 + $176.03 = $19,546.03
PRINCIPAL UNDERWRITER
CUNA Brokerage Services, Inc. (“CBSI”) serves as principal underwriter (or distributor) for the Contract.
CBSI is a Wisconsin corporation and its home office is located at 2000 Heritage Way, Waverly, Iowa
50677. CBSI is our indirect, wholly-owned subsidiary, and is registered as a broker-dealer with the

Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as amended, as well as with the securities commissions in the states in which it operates, and is a member of the
Financial Industry Regulatory Authority, Inc.
CBSI enters into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services. Registered representatives of other selling firms are appointed as our insurance agents.
Selling firms pay their registered representatives a portion of the commissions received for their sales of the Contract. Registered representatives may also be eligible for various cash benefits and non-cash compensation programs, such as conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, where sales of the Contract help such registered representatives qualify. We may pay certain selling firms additional amounts for promoting the Contract and/or educating their registered representatives about the Contract. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.
CBSI received sales compensation with respect to the Contracts in the following amounts during the periods indicated:

Fiscal Year	Aggregate Amount of Commissions Paid to CBSI	Aggregate Amount of Commissions Retained by CBSI After Payments to its Registered Persons and Selling Firms
2025	$21,193,017	$4,574,328
2024	None	None
In addition to the compensation paid for sales of the Contracts, we pay compensation when an Owner annuitizes all or a portion of his or her Contract and elects a life contingent annuity payout after the first
Contract Year.
INCOME PAYMENTS
We use fixed rates of interest to determine the amount of income payments payable under the Income
Payout Options. Income Payout Options offered under your Contract are described in the “Income Payout
Options” in the Prospectus. Income Payout Options on a variable basis are not offered under your
Contract.
OTHER INFORMATION
A registration statement on Form N-4 (the “Registration Statement”) has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contract discussed in this SAI. Not all the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the Contract and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the Prospectus filed with the SEC.
CUSTODIAN
Not applicable.
EXPERTS - (to be updated by amendment)
The statutory basis financial statements of MEMBERS Life Insurance Company, incorporated by reference in the Registration Statement, have been audited by ____, an independent auditor, as stated in their report. Such report expresses an unmodified opinion on such financial statements prepared in accordance with the accounting practices prescribed or permitted by the Iowa Department of Commerce,
Insurance Division; and which expresses an adverse opinion that the statutory basis financial statements are not fairly presented in accordance with accounting principles generally accepted in the United States of America as the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.
The principal business address of ___________.
MEMBERS LIFE INSURANCE COMPANY FINANCIAL STATEMENTS - (to be updated by amendment)
The Company's statutory basis financial statements are hereby incorporated by reference to the Form N-
VPFS filed with the SEC by the Company on April 1, 2026. You should consider the Company’s financial statements only as bearing on the Company’s ability to meet its obligations under your Contract.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
None

PART C
OTHER INFORMATION
Item 27.  Exhibits.

Exhibit Item Number	Description	Incorporated by Reference to	Filed Herewith
(a)	Board of Directors Resolution.
(a)(1)	Resolutions of the Board of Directors of MEMBERS Life Insurance Company (“MLIC”) authorizing the establishment of the TruStage ZoneChoice Advantage Annuity (the “Registrant”)	Incorporated herein by reference to the Pre-Effective Amendment No. 1 of the Registrant on Form N-4, filed April 10, 2025 (File No. 333-283638)
(b)	Custodian Agreements - Not Applicable.
(c)	Underwriting Contracts.
(c)(1)	Amended and Restated Distribution Agreement dated as of January 7, 2016 between MLIC and CUNA Brokerage Services, Inc. (“CBSI”)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(c)(2)	Form of Selling and Services Agreement	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(c)(3)	Addendum to Selling and Service Agreement for Electronic Signature Agreement dated August 27, 2020	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(c)(4)	Amended and Restated Expense Sharing Agreement dated January 1, 2015.	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(c)(5)	Amended and Restated Distribution Agreement – Exhibit A dated September 2018 between MLIC and CBSI	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(d)	Contracts.
(d)(1)	Form of Contact. (Form No. ICC24- ILVA)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(d)(2)	Form of Data Page. (Form No. ICC24- ILVA-DP)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(d)(3)	Form of Post-Death Annuity Exchange Endorsement (Form No. ICC24- PDAE-END)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(d)(4)	Form of Nursing Home or Hospital/ Terminal Illness Withdrawal Privilege Endorsement (Form No. ICC24- WVRSC-END)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)

(e)	Applications.
(e)(1)	Form of Application. (Form No. ICC24- ILVA-APP)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(e)(2)	Form of Application-Amendment. (Form No. ICC24-APP-AMEND)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(f)	Insurance Company’s Certificate of Incorporation and By-Laws.
(f)(1)	Articles of Incorporation of MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(f)(2)	Bylaws of MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(g)	Reinsurance Contracts.
(g)(1)	Amended and Restated Coinsurance and Modified Coinsurance Agreement between MLIC and CMFG Life Insurance Company (CMFG Life) dated January 1, 2019	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(g)(2)	Coinsurance Agreement dated August 19, 2019	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(g)(2)(a)	Amended and Restated Coinsurance and Modified Coinsurance Agreement between MLIC and CMFG Life dated February 4, 2021	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(g)(2)(b)	Second Amendment to Amended and Restated Coinsurance and Modified Coinsurance Agreement dated November 23, 2021	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(g)(2)(c)	Third Amendment to Amended and Restated Coinsurance and Modified Coinsurance Agreement dated October 10, 2022	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(g)(2)(d)	Fourth Amendment to Amended and Restated Coinsurance and Modified Coinsurance Agreement dated April 17, 2023	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(g)(3)	Amended and Restated Coinsurance and Modified Coinsurance Agreement dated March 6, 2025	Incorporated herein by reference to the Pre-Effective Amendment No. 1 of the Registrant on Form N-4, filed April 10, 2025 (File No. 333-283638)
(g)(3)(a)	First Amendment to Amended and Restated Coinsurance and Modified Coinsurance Agreement dated May 23, 2025	Incorporated herein by reference to the Post-Effective Amendment No. 4 of the Registrant on Form N-4, filed April 14, 2026 (File No. 283638)

(g)(4)	Cost Sharing Agreement dated as of January 1, 2008	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed December 6, 2024 (File No. 333-283638)
(h)	Participation Agreements - Not Applicable
(i)	Administrative Contracts - Not Applicable
(j)	Other Material Contracts - Not Applicable
(k)	Legal Opinion
(k)(1)	Legal Opinion of Britney Schnathorst	to be filed by amendment
(l)	Other Opinions.
(l)(1)	Consent of Independent Auditor	to be filed by amendment
(m)	Omitted Financial Statements - Not Applicable
(n)	Initial Capital Agreements - Not Applicable
(o)	Form of Initial Summary Prospectus	to be filed by amendment
(p)	Power of Attorney.
(p)(1)	Powers of Attorney	Incorporated herein by reference to the Post-Effective Amendment No. 4 of the Registrant on Form N-4, filed April 14, 2026 (File No. 283638)
(q)	Letter Regarding Change in Certifying Accountant - Not applicable
(r)	Historical Current Limits on Index Gains	Incorporated herein by reference to the Post-Effective Amendment No. 4 of the Registrant on Form N-4, filed April 14, 2026 (File No. 283638)
Item 28.  Directors and Officers of the Insurance Company.
Set forth below is information regarding the directors and principal officers of MLIC. Unless otherwise noted, the business address of each person below is: 5910 Mineral Point Road, Madison, Wisconsin
53705.

Name	Positions and Officers with Depositor
Tammy L. Schultz(2)	President and Director
Brian J. Borakove(1)	Treasurer
Paul D. Barbato(1)	Secretary and Director
Jennifer M. Kraus-Florin(1)	Director
Abigail R. Rodriguez(1)	Director
William A. Karls(1)	Director
(1)5910 Mineral Point Road, Madison, Wisconsin 53705
(2)440 Mt. Rushmore Road, Rapid City, South Dakota 57701

Item 29.  Persons Controlled by or Under Common Control with the Insurance Company
MLIC is a wholly-owned direct subsidiary of CMFG Life Insurance Company (“CMFG Life”). MLIC is a
stock life insurance company organized under the laws of the State of Iowa for the purpose of writing any and all of the lines of insurance and annuity business authorized by Iowa Code Chapter 508 and any other line of insurance or annuity business authorized by the laws of the State of Iowa.
Various companies and other entities are controlled by CMFG Life and may be considered to be under common control with MLIC. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.
CUNA Mutual Holding Company Organizational Chart
As of February 28, 2026
CUNA Mutual Holding Company is a mutual insurance holding company, and as such is controlled by its policy owners. CUNA Mutual Holding Company was formed under the Plan of Reorganization of CMFG
Life Insurance Company. CUNA Mutual Holding Company, either directly or indirectly, is the controlling company of the following wholly-owned subsidiaries:
TruStage Financial Group, Inc.
State of domiciled:  Iowa

	Entity			Ownership
1.	CUNA Mutual Global Holdings, Inc. State of domicile: Iowa			25.58% TruStage Financial Group, Inc. 74.42% CMFG Life Insurance Company
2.	TruStage Ventures, LLC State of domicile: Iowa			100%
	a.	Happy Monday Holdings, Inc. State of domicile: Delaware		46.6%
		1.	Happy Money, Inc. State of domicile: Delaware	100%
3.	TruStage Ventures Discovery Fund, LLC State of domicile: Iowa			100%
4.	CMFG Life Insurance Company State of domicile: Iowa			100%

CMFG Life Insurance Company, either directly or indirectly, is the controlling company of the following wholly-owned subsidiaries, all of which are included in the CMFG Life Insurance
Company’s consolidated financial statements:

	A.	CUNA Mutual Investment Corporation owns the following: State of domicile: Wisconsin		100%
	1.	CUMIS Insurance Society, Inc. owns the following: State of domicile: Iowa		100%
		a.	CUMIS Specialty Insurance Company, Inc. State of domicile: Iowa	100%
		b.	CUMIS Mortgage Reinsurance Company State of domicile: Wisconsin	100%
	2.	CUNA Brokerage Services, Inc. State of domicile: Wisconsin		100%
	3.	CUNA Mutual Insurance Agency, Inc. State of domicile: Wisconsin		100%

	4.	CUMIS Vermont, Inc. State of domicile: Vermont		100%
	5.	International Commons, Inc. State of domicile: Wisconsin		100%
	6.	MEMBERS Capital Advisors, Inc. State of domicile: Iowa		100%
		a.	MCA Fund I GP LLC State of domicile: Delaware	100%
		b.	MCA Fund II GP LLC State of domicile: Delaware	100%
		c.	MCA Fund III GP LLC State of domicile: Delaware	100%
		d.	MCA Fund IV GP LLC State of domicile: Delaware	100%
		e.	MCA Fund V GP LLC State of domicile: Delaware	100%
		f.	MCA Fund VI GP LLC State of domicile: Delaware	100%
	7.	CPI Qualified Plan Consultants, Inc. State of domicile: Delaware		100%
B.	5910 Investments, LLC State of domicile: Delaware			100%
C.	TruStage Insurance Agency, LLC State of domicile: Iowa			100%
D.	CUNA Mutual Management Services, LLC State of domicile: Iowa			100%
	1.	Compliance Systems, LLC State of domicile: Michigan		100%
	2.	ForeverCar Holdings, LLC State of domicile: Delaware		100%
		a.	ForeverCar LLC State of domicile: Illinois	100%
		b.	ForeverCar Consumer Credit LLC State of domicile: Illinois	100%
E.	MCA Fund I Holding LLC State of domicile: Delaware			100%
F.	AdvantEdge Digital, LLC State of domicile: Iowa			100%
G.	MCA Fund II Holding LLC State of domicile: Delaware			100%
H.	MCA Fund III Holding LLC State of domicile: Delaware			100%
I.	American Memorial Life Insurance Company State of domicile: Iowa			100%
J.	Union Security Insurance Company State of domicile: Iowa			100%
K.	Family Considerations, Inc. State of domicile: Georgia			100%
L.	Mt. Rushmore Road, LLC State of domicile: Delaware			100%

	M.	PPP Services, LLC State of domicile: Delaware			100%
	N.	MCA Fund IV Holding LLC State of domicile: Delaware			100%
	O.	MEMBERS Life Insurance Company State of domicile: Iowa			100%
5.	CUNA Mutual Holding Company either directly or indirectly, is the controlling company of the following:
	A.	CUNA Mutual International Finance, Ltd. Domicile: Cayman Islands			100% CUNA Mutual Global Holdings, Inc.
	B.	CUNA Mutual International Holdings, Ltd. Domicile: Cayman Islands			100% CUNA Mutual International Finance, Ltd.
	C.	TruStage Global Holdings, ULC Domicile: Alberta, Canada			100% TruStage Financial Group, Inc.
		1.	TruStage Life of Canada (“TLOC”) Domicile: Toronto, Canada		100% TruStage Global Holdings,
			a.	Association for Personal Resource Planning of Canada Domicile: Ontario, Canada	100% TLOC
		2.	Family Side, Inc. Domicile: Ontario, Canada		100% TruStage Global Holdings,
	D.	CUNA Caribbean Holdings St. Lucia, Ltd. Domicile: St. Lucia			100% CUNA Mutual International
		1.	CUNA Caribbean Insurance Jamaica Limited Domicile: Jamaica		100%
		2.	CUNA Caribbean Insurance OECS Limited Domicile: St. Lucia		100%
		3.	CUNA Mutual Insurance Society Dominicana, S.A. Domicile: Dominican Republic		99.99%
			a.	TruStage Costa Rica, S.A. Domicile: Costa Rica	100%
		4.	CUNA Caribbean Insurance Society Limited Domicile: Trinidad and Tobago		100%
		5.	TFG Bermuda Reinsurance Company, Ltd. Domicile: Bermuda		100% by CMFG Life Insurance Company

Item 30.  Indemnification.
(a)Indemnification of Directors and Officers.  Section 490.202 of the Iowa Business Corporation Act
(the “IBCA”), provides that a corporation's articles of incorporation may contain a provision eliminating or limiting the personal liability of a director to the corporation or its shareholders for monetary damages for any action taken, or failure to take action, as a director, except liability for (1) the amount of a financial benefit received by a director to which the director is not entitled, (2) an intentional infliction of harm on MEMBERS Life Insurance Company (the “Registrant,” “we,” “our,” or “us”) or the
shareholders, (3) a violation of Section 490.833 of the IBCA or (4) an intentional violation of criminal law.
Further, Section 490.851 of the IBCA provides that a corporation may indemnify its directors who may be party to a proceeding against liability incurred in the proceeding by reason of such person serving in the capacity of director, if such person has acted in good faith and in a manner reasonably believed by the individual to be in the best interests of the corporation, if the director was acting in an official capacity, and in all other cases that the individual's conduct was at least not opposed to the best interests of the corporation, and in any criminal proceeding if such person had no reasonable cause to believe the individual's conduct was unlawful or the director engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the articles of incorporation.  The indemnity provisions under Section 490.851 do not apply (i) in the case of actions brought by or in the right of the corporation except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct set forth above or (ii) in connection with any proceedings with respect to conduct for which the director was adjudged liable on the basis that the director received a financial benefit to which the director was not entitled, whether or not involving action in the director's official capacity.
In addition, Section 490.852 of the IBCA provides mandatory indemnification of reasonable expenses incurred by a director who is wholly successful in defending any action in which the director was a party because the director is or was a director of the corporation. A director who is a party to a proceeding because the person is a director may also apply for court-ordered indemnification and advance of expenses under Section 490.854 of the IBCA.
Section 490.853 of the IBCA provides that a corporation may, before final disposition of a proceeding, advance funds to pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding because such person is a director if the director delivers the following to the corporation:
(1) a written affirmation that the director has met the standard of conduct described above or that the proceeding involved conduct for which liability has been eliminated under the corporation's articles of incorporation and (2) the director's written undertaking to repay any funds advanced if the director is not entitled to mandatory indemnification under Section 490.852 of the IBCA and it is ultimately determined that the director has not met the standard of conduct described above.
Under Section 490.856 of the IBCA, a corporation may indemnify and advance expenses to an officer of the corporation who is a party to a proceeding because such person is an officer, to the same extent as a director. In addition, if the person is an officer but not a director, further indemnification may be provided by the corporation's articles of incorporation or bylaws, a resolution of the board of directors or by contract, except liability for (1) a proceeding by or in the right of the corporation other than for reasonable expenses incurred in connection with the proceeding and (2) conduct that constitutes receipt by the officer of a financial benefit to which the officer is not entitled, an intentional infliction of harm on the corporation or the shareholders or an intentional violation of criminal law. Such indemnification is also available to an officer who is also a director if the basis on which the officer is made a party to a proceeding is an act taken or a failure to take action solely as an officer.
Our Amended and Restated Articles of Incorporation provide that our directors will not be liable to us or our shareholders for money damages for any action taken, or any failure to take any action, as a director, except liability for (1) the amount of a financial benefit received by a director to which the director is not entitled, (2) an intentional infliction of harm on the Registrant or the shareholders, (3) a violation of Section 490.833 of the IBCA or (4) an intentional violation of criminal law.
Our Amended and Restated Articles of Incorporation also provide that we indemnify each of our directors or officers for any action taken, or any failure to take any action, as a director or officer except liability for (1) the amount of a financial benefit received by a director to which the director is not entitled, (2) an intentional infliction of harm on the Registrant or the shareholders, (3) a violation of
Section 490.833 of the IBCA or (4) an intentional violation of criminal law. Additionally, the Registrant is required to exercise all of its permissive powers as often as necessary to indemnify and advance expenses to its directors and officers to the fullest extent permitted by law.

Our Bylaws also provide indemnification to our directors on the same terms as the indemnification provided in our Amended and Restated Articles of Incorporation. Our Bylaws also provide for advances of expenses to our directors and officers. The indemnification provisions of our Bylaws are not exclusive of any other right which any person seeking indemnification may have or acquire under any statute, our Amended and Restated of Incorporation or any agreement, vote of stockholders or disinterested directors or otherwise.
Section 490.857 of the IBCA provides that a corporation may purchase and maintain insurance on behalf of a person who is a director or officer of a corporation, or who, while a director or officer of a corporation, serves at the corporation's request as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity, against liability asserted against or incurred by that person in that capacity or arising from that person's status as a director or officer, whether or not the corporation would have the power to indemnify or advance expenses to that person against the same liability under the IBCA. As permitted by and in accordance with Section 490.857 of the IBCA, we maintain insurance coverage for our officers and directors as well as insurance coverage to reimburse us for potential costs for indemnification of directors and officers.
(b)Indemnification of Principal Underwriters. Pursuant to the Distribution Agreement with CBSI, MLIC has agreed to indemnify CBSI and CBSI’s directors, shareholders, officers, agents and employees and hold each of them harmless from and against any losses, damages, judgments and other costs, fees and expenses, including reasonable attorneys’ fees, resulting from any breach by MLIC of the
Distribution Agreement or from the gross negligence, fraud or willful misconduct of employees and permissible contractors and agents of MLIC.
(c)Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the
Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31.  Principal Underwriter.
(a)CUNA Brokerage Services, Inc. (“CBSI”), an affiliate of MLIC, is the principal underwriter for the
Insurance Company. In addition, CBSI is the principal underwriter for CMFG Variable Annuity Account,
CMFG Variable Life Insurance Account and MEMBERS Horizon Variable Separate Account. The
principal business address of CBSI is 2000 Heritage Way, Waverly, Iowa 50677-9202.
(b)  Set forth below is certain information regarding the directors and principal officers of CBSI.

Name	Positions and Offices with Principal Underwriter
Paul D. Barbato*	Secretary
Joe Boan****	Director and President
Jenny Brock*	Treasurer
Katherine Castro*	Assistant Secretary

Christopher Copeland*	Director
Melissa Haberstich**	Chief Compliance Officer
William A. Karls*	Director
Barth T. Thomas*	Director
Tammy L. Schultz***	Director
  *The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin
53705.
**The principal business address of this person is: 2000 Heritage Way, Waverly, Iowa 50677.
***The principal business address of this person is: 440 Mt. Rushmore Road, Rapid City, South Dakota
57701.
****The principal business address of this person is: 2812 Pocock Road, Monkton, Maryland 21111
(c)  CBSI is the only principal underwriter.  The services provided by CBSI are described in the Distribution
Agreement and Servicing Agreement filed as exhibits to this Registration Statement.

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Compensation
CUNA Brokerage Services, Inc.	$21,193,017*	0	$4,574,328	$16,618,689
*Information for fiscal year ended December 31, 2025.
Item 31A.  Information about Contracts with Index-Linked Options and Fixed Options Subject to a
Contract Adjustment.

Name of the Contract	Number of Contracts outstanding	Total value attributable the Index-and/ or Fixed Option subject to an Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes / No)
TruStage ZoneChoice Advantage Annuity	2,436	416,820,247	2,447	440,643,147	1,120,438	No
*Information for fiscal year ended December 31, 2025.

Item 32.  Location of Accounts and Records.
Not applicable.
Item 33.  Management Services
Not applicable.
Item 34.  Fee Representation and Undertakings
MLIC represents that it will file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by Section 10(a)(3) of the
Securities Act and that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offering therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant of this Registration Statement has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison and State of Wisconsin on this day of 19th day of May, 2026.
MEMBERS LIFE INSURANCE COMPANY
(Registrant)
By: /s/Tammy L. Schultz
Tammy L. Schultz, President
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and as of the dates indicated:

Signature	Title	Date
*	President and Director (Principal Executive Officer)	May 19, 2026
Tammy L. Schultz
*	Treasurer (Principal Financial & Accounting Officer)	May 19, 2026
Brian J. Borakove
*	Director	May 19, 2026
Jennifer M. Kraus-Florin
*	Director	May 19, 2026
Abigail R. Rodriguez
*	Director	May 19, 2026
William A. Karls
*	Director and Secretary	May 19, 2026
Paul D. Barbato
*By: /s/Britney Schnathorst
Britney Schnathorst
*Pursuant to Powers of Attorney dated April 14, 2026, which are filed as exhibits to Post-Effective
Amendment No. 4 on form N-4 (File No. 333-283638), filed on April 14, 2026.